united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA        92121

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 10/31

Date of reporting period: 1/31/17

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund
January 31, 2017

COMMON STOCK - 0.2%	Shares			Value
ELECTRIC - 0.2%
Vistra Energy Corp.	10,588			$171,631
TOTAL COMMON STOCK (Cost - $148,232)

EXCHANGE TRADED FUND - 0.9%
DEBT FUND - 0.9%
PowerShares Senior Loan Portfolio	46,935			1,093,586
TOTAL EXCHANGE TRADED FUND (Cost - $1,086,819)

	Principal	Interest	Maturity
Security	Amount	Rate	Date
BANK LOANS - 89.9%
CONSUMER DISCRETIONARY - 22.8%
Advantage Sales & Marketing Inc	$182,000	7.5346%	7/24/2022	177,564
Affinity Gaming LLC	19,000	5.0000	6/30/2023	19,141
Altice US Finance I Corp	325,625	4.0346	1/16/2025	329,899
AMC Entertainment Holdings, Inc.	162,000	3.7840	12/16/2023	162,742
Aristocrat International Pty L	631,776	3.7934	10/20/2021	639,556
Accuride	330,000	8.0000	11/16/2023	327,113
Bass Pro Group LLC	655,000	5.9973	12/16/2023	636,323
Bass Pro Group LLC	655,000	5.7473	6/8/2018	655,003
BJ’s Wholesale Club, Inc.	75,000	4.7500	2/4/2024	74,953
Boyd Gaming Corp.	176,302	4.0000	8/14/2020	177,360
Boyd Gaming Corp.	111,720	3.9979	9/16/2023	113,108
Caesars Entertainment Operating	129,617	13.5000	1/28/2018	155,108
Caesars Entertainment Operating	526,848	10.2500	2/28/2017	586,513
Caesars Entertainment Resort	817,438	7.0000	10/12/2020	826,998
Caesars Growth Properties Holding	250,356	6.2500	5/8/2021	252,494
CBAC Borrower LLC	99,000	8.2500	7/2/2020	99,743
CBS Radio, Inc.	296,151	4.5412	10/16/2023	299,389
CDS US Intermediate Holdings	173,800	5.0000	7/8/2022	175,475
Cengage Learning, Inc.	94,895	5.2500	6/8/2023	88,549
Charter Communications Operating LLC	136,965	3.0379	1/16/2022	137,296
Charter Communications Operating LLC	702,690	3.2879	1/16/2024	705,958
Charter Communications Operating LLC	324,291	3.2910	6/30/2020	325,623
CityCenter Holdings LLC	301,249	3.7479	10/16/2020	305,142
Cooper Standard Auto	189,496	3.7479	11/2/2023	191,549
CSC Holdings LLC	1,045,275	4.0248	10/12/2024	1,056,161
Delta 2 Lux Sarl	310,000	4.7500	7/30/2021	312,153
Eldorado Resorts, Inc.	128,050	4.2890	7/24/2022	129,250
Federal-Mogul Holdings Corp.	560,332	4.7747	4/16/2021	557,295
Floor & Decor Outlets of America	262,343	5.2846	9/30/2023	264,638
Gates Global LLC	524,422	4.2500	7/6/2021	523,619
Graton Economic Development	125,474	4.8070	8/31/2022	126,885
Harbor Freight Tools	495,758	4.0346	8/18/2023	499,300
Hilton Worldwide Finance LLC	1,428,505	3.5373	10/24/2023	1,444,497
Hilton Worldwide Finance LLC	105,068	3.5373	10/26/2020	106,355
iHeart Communications, Inc.	730,000	7.7846	1/30/2019	608,411
Intelsat Jackson Holdings S.A.	370,000	3.7500	6/30/2019	364,961
KAR Auction Services, Inc.	307,554	4.1854	3/12/2021	311,975
KAR Auction Services, Inc.	74,575	4.4979	3/8/2023	75,623
Laureate Education, Inc.	599,356	8.5148	3/16/2021	606,581
Leslie’s Poolmart, Inc.	189,302	5.2500	8/16/2023	190,863
Libbey Glass, Inc.	247,534	4.0148	4/8/2021	249,314
Lions Gate Entertainment Corp.	314,000	4.0148	12/8/2023	316,551
MCC Georgia LLC	297,426	3.3456	1/28/2021	299,749
MCC Georgia LLC	154,445	3.7846	6/30/2021	155,410
MGM Growth Properties	374,173	3.7850	4/24/2023	377,982
Michaels Stores, Inc.	584,190	3.7679	1/30/2023	582,262
Mohegan Tribal Gaming Authority	249,375	5.5000	10/12/2023	252,425
MPG Holdco I, Inc.	284,621	3.7582	10/20/2021	285,510
Neiman Marcus Group LTD, Inc.	267,934	4.2601	10/24/2020	222,797
Nexstar Broadcasting, Inc.	19,910	4.0248	1/16/2024	20,196
Nexstar Broadcasting, Inc.	216,090	4.0248	1/16/2024	219,196

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
CONSUMER DISCRETIONARY (Continued) - 22.8%
Numericable US LLC	$323,375	5.285%	1/16/2024	$327,619
Numericable US LLC	160,000	4.2846	1/14/2025	160,532
Party City Holdings, Inc.	612,946	3.8891	8/20/2022	610,138
Penn National Gaming, Inc.	125,000	3.5412	1/20/2024	126,198
PetSmart, Inc.	537,810	4.0250	3/12/2022	533,776
Scientific Games International	676,555	6.0305	9/30/2021	682,830
Serta Simmons International	306,000	4.5000	11/8/2023	306,138
ServiceMaster Co. LLC	876,992	3.5340	11/8/2023	883,201
Sinclair Telivision	369,375	3.2850	1/4/2024	370,529
Six Flags Entertainment Corp.	343,273	3.2490	6/30/2022	347,073
SRAM Corporation	265,735	4.0214	4/10/2020	265,403
St George’s University	189,600	6.2518	7/6/2022	192,682
Station Casinos LLC	767,475	4.0248	6/8/2023	771,853
TI Group Automotive Systems LLC	304,154	3.7890	6/30/2022	306,181
Transtar Holding Co.	34,125	7.7500	11/20/2021	23,248
Transtar Holding Co.	6,270	8.2500	3/20/2017	6,270
Tribune Co.	366,164	3.9979	12/28/2020	368,870
UFC Holdings LLC	332,168	5.0000	8/18/2023	333,759
UFC Holdings LLC	250,000	4.2500	8/18/2023	251,875
Univision Communications, Inc.	260,559	4.0346	2/29/2020	261,340
Univision Communications, Inc.	1,320,583	4.0346	2/29/2020	1,325,898
US Farathane LLC	274,111	5.7500	12/23/2021	276,168
Ziggo BV	419,000	4.0248	8/31/2024	419,700
Ziggo BV	890,000	3.5373	4/16/2025	893,662
				27,667,501
CONSUMER STAPLES - 8.4%
Albertsons LLC	251,737	4.2846	12/20/2022	253,980
Albertsons LLC	462,032	4.0346	8/24/2021	464,943
Amplify Snack Brands, Inc.	294,263	6.5000	9/2/2023	289,725
ARAMARK Corp.	794,555	3.4979	2/24/2021	802,786
ASP MSG Acquisition Co. Inc.	342,143	6.0000	8/16/2023	345,350
Chobani LLC	270,000	5.2846	10/8/2023	273,966
Coty, Inc.	391,480	3.4987	10/28/2022	397,353
Dell International LLC	1,050,000	4.2846	9/8/2023	1,057,088
Dole Food Co, Inc.	553,175	4.5131	10/31/2018	556,978
Galleria Co	205,952	3.9987	9/28/2023	207,592
Hostess Brands LLC	376,510	4.0346	8/4/2022	381,028
Jacobs Douwe Egberts	105,001	3.4987	7/2/2022	106,037
JBS USA Lux	655,000	3.5340	10/30/2022	658,000
Kronos, Inc.	700,000	5.0000	10/31/2023	708,823
Kronos, Inc.	120,000	9.2500	10/31/2024	124,410
Pinnacle Foods Finance LLC	22,828	3.7840	1/12/2023	22,890
Pinnacle Foods Finance LLC	796,106	3.5340	4/29/2020	798,180
Pinnacle Foods Finance LLC	215,000	3.0340	1/30/2024	215,673
Prestige Brands, Inc.	518,194	3.7479	9/4/2021	521,174
Prestige Brands, Inc.	200,000	3.7890	1/26/2024	202,271
Reynolds Group Holdings, Inc.	841,458	4.2846	2/4/2023	845,219
Rite Aid Corp.	430,000	4.9096	6/20/2021	432,823
US Foods, Inc.	466,655	4.0346	6/28/2023	470,738
				10,137,027
ENERGY - 2.2%
Chesapeake Energy Corp.	55,000	8.5000	8/24/2021	60,339
Chief Exploration & Development	172,000	7.5000	5/16/2021	170,639
Drillships Financing Holding	140,276	6.0217	4/1/2021	109,182
Drillships Ocean Ventures, Inc.	109,200	5.5373	7/24/2021	96,860
EP Energy LLC	200,000	9.7500	6/30/2021	209,126
Fieldwood Energy LLC	134,102	8.3750	9/30/2020	106,444

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
ENERGY - 2.2% (Continued)
Fieldwood Energy LLC	$81,748	8.3750%	9/30/2020	$73,777
Fieldwood Energy LLC	180,554	8.0000	9/1/2020	175,137
Jonah Energy LLC	243,000	7.5346	5/12/2021	238,140
MEG Energy Corp.	225,000	4.7879	1/1/2024	226,243
MEG Energy Corp.	537,842	4.7879	3/31/2020	540,814
Paragon Offshore Finance Co	174,258	5.5000	7/16/2021	70,574
Seadrill Operating LP	813,311	4.0000	2/20/2021	603,712
				2,680,987
FINANCIALS - 3.6%
Alixpartners LLP	511,538	4.0000	7/28/2022	514,149
Asurion LLC	186,960	4.2546	7/29/2022	189,259
Asurion LLC	17,031	4.2846	7/8/2020	17,208
Asurion LLC	120,000	4.2846	8/4/2022	121,475
Asurion LLC	191,818	4.7846	11/4/2023	194,116
Asurion LLC	230,000	8.5346	3/4/2021	233,713
Avolon	25,000	3.7934	1/20/2022	25,346
Delos Finance	300,000	3.2912	10/6/2023	302,513
iStar Financial, Inc.	20,708	5.5269	6/30/2020	20,941
Lightstone Generation	124,174	6.5340	1/30/2024	125,921
Lightstone Generation	11,826	6.5340	1/30/2024	11,992
Lonestar Intermediate	215,000	10.0346	9/1/2021	224,675
RPI Finance Trust	241,471	3.4979	10/14/2022	243,886
TransUnion LLC	885,519	3.5346	4/8/2023	891,058
VF Holdings Corp.	633,413	4.2500	6/30/2023	638,730
Walter Investments	658,471	4.7846	12/18/2020	634,499
				4,389,481
HEALTHCARE - 12.1%
21st Century Oncology, Inc.	146,833	7.1250	4/30/2022	137,803
Acadia Healthcare Co, Inc.	304,328	4.0340	2/16/2023	307,434
Akorn, Inc.	258,135	5.2500	4/16/2021	261,362
Alere, Inc.	534,436	4.2846	6/20/2022	535,606
American Renal Holdings Co, Inc.	83,561	4.7500	8/20/2019	83,579
Amneal Pharmaceuticals LLC	341,794	4.5011	10/31/2019	341,901
Ardent Legacy Acquisitions, Inc.	192,563	6.5000	8/4/2021	192,563
Capsugel Holdings US, Inc.	402,800	4.0000	8/1/2021	404,562
CHG Healthcare Services, Inc.	145,400	4.7500	6/8/2023	147,199
CHS/Community Health Systems	984,050	4.0001	1/28/2021	933,308
CHS/Community Health Systems	271,751	3.7506	1/1/2020	258,812
CHS/Community Health Systems	187,542	4.1839	1/1/2019	185,472
Concordia Healthcare Corp.	148,500	5.2879	10/20/2021	116,758
ConvaTec, Inc.	94,000	3.2846	10/24/2021	94,059
DaVita, Inc.	742,875	3.7846	6/24/2021	753,368
DJO Finance LLC	157,600	4.2670	6/8/2020	154,172
Emdeon, Inc.	43,110	3.7500	11/2/2018	43,200
Emdeon, Inc.	488,750	3.7500	11/2/2018	489,591
Endo Luxembourg Finance I Co	615,780	4.0346	9/26/2022	614,927
Envision Healthcare Corp.	728,797	3.9979	11/30/2023	738,362
Greatbatch Ltd	99,990	5.2500	10/28/2022	100,727
Grifols Worldwide Operations	160,000	3.2818	2/1/2025	161,081
HCA, Inc.	202,396	4.2846	3/16/2023	204,742
IASIS Healthcare LLC	296,907	4.5000	5/4/2018	296,506
IMS Health, Inc.	446,865	3.5145	3/16/2021	451,054
inVentiv Health, Inc.	336,000	4.7500	11/8/2023	339,523
Kindred Healthcare, Inc.	170,688	4.2718	4/8/2021	171,399
MultiPlan, Inc.	123,418	5.0000	6/8/2023	125,385

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
HEALTHCARE (Continued) - 12.1%
National Mentor Holdings, Inc.	$264,223	4.2500%	2/1/2021	$264,884
National Surgical Hospitals Inc.	116,230	4.5000	5/31/2022	116,956
NVA Holdings, Inc.	173,000	8.0000	8/14/2022	173,721
NVA Holdings, Inc.	78,722	5.5000	8/14/2021	79,214
Ortho-Clinical Diag Holding	532,295	4.7500	6/30/2021	529,633
Pharmaceutical Product Development	551,453	4.2663	8/18/2022	555,390
Quorum Health Corp.	221,340	6.7846	4/28/2022	219,663
Sedgwick, Inc.	125,000	6.7500	2/28/2022	125,573
Select Medical Corp.	253,088	6.0110	3/4/2021	254,986
Sterigenics-Nordion Holdings LLC	118,500	4.2500	5/16/2022	119,093
Surgery Center Holding, Inc.	209,353	4.7590	11/4/2020	212,232
Surgical Care Affiliates LLC	367,488	3.7840	3/16/2022	369,325
Team Health, Inc.	241,565	4.0340	11/23/2022	241,112
Team Health, Inc.	574,194	3.7718	2/6/2024	574,197
US Renal Care, Inc.	571,259	5.2500	12/30/2022	540,268
Valeant Pharmaceuticals International	641,319	5.2748	2/12/2019	642,791
Valeant Pharmaceuticals International	290,379	5.5248	8/4/2020	291,509
Valeant Pharmaceuticals International	683,719	5.7487	3/31/2022	687,523
				14,642,525
INDUSTRIALS - 14.7%
84 Lumber Co.	470,000	6.7873	10/24/2023	476,463
Accudyne Industries	600,000	4.0000	12/12/2019	570,468
ADS Waste Holdings, Inc.	990,760	3.7890	11/10/2023	1,001,555
Air Canada	144,000	3.7601	10/6/2023	145,575
American Airlines, Inc.	499,550	3.5248	12/14/2023	502,485
American Airlines, Inc.	89,000	3.5340	4/28/2023	89,636
American Airlines, Inc.	431,088	3.5390	6/28/2020	434,018
APEX Tool Group LLC	360,000	4.5000	2/1/2020	354,600
Aspen Merger Sub, Inc.	137,655	5.2840	9/28/2023	139,677
Brand Energy	475,000	4.7718	11/26/2020	474,881
Brickman Group Holdings, Inc.	249,000	7.5237	12/16/2021	251,076
Brickman Group Holdings, Inc.	686,397	4.0103	12/18/2020	690,179
Casella Waste Systems, Inc.	400,000	4.0248	10/16/2023	405,000
Columbus McKinnon Corp.	95,000	4.0434	2/1/2024	95,831
Filtration Group, Inc.	338,374	4.2500	11/24/2020	342,349
Filtration Group, Inc.	177,924	4.2890	11/20/2020	178,814
Fortress Merger Sub, Inc.	146,000	5.0051	10/20/2023	148,281
Gardner Denver, Inc.	602,447	4.2511	7/30/2020	596,748
Harland Clarke Holdings Corp.	90,358	7.0000	5/22/2018	90,640
Harland Clarke Holdings Corp.	63,825	6.9930	8/4/2019	64,045
Harland Clarke Holdings Corp.	160,762	7.0000	1/1/2022	161,365
HD Supply, Inc.	542,584	3.7479	8/12/2021	547,196
HD Supply, Inc.	514,710	3.7479	10/16/2023	519,749
Headwaters, Inc.	500,347	4.0000	3/24/2022	502,536
Husky Injection Molding	736,310	4.2500	6/30/2021	741,837
McGraw-Hill Global Education	263,675	5.0346	5/4/2022	251,205
McJunkin Red Man Corp.	436,046	5.0346	11/8/2019	438,955
Navistar, Inc.	255,889	6.5000	8/8/2020	259,727
NN, Inc.	218,317	5.2846	10/20/2022	220,603
PAE Holding Corp.	170,000	6.5000	10/20/2022	172,267
Piscine US Acquisitions	325,000	5.5000	12/20/2023	328,453
Prime Security Service	247,380	4.2500	5/2/2022	250,357
Pro Mach Group, Inc.	623,410	4.7500	10/22/2021	624,320
Quikrete Co, Inc.	818,000	4.2748	11/16/2023	829,137
Rexnord LLC	369,125	3.7686	8/20/2023	371,981
Science Applications International	231,946	3.3826	5/4/2022	233,830
Sedgwick, Inc.	195,000	6.7500	2/28/2022	195,609
Sedgwick, Inc.	671,920	3.7500	2/28/2021	676,120

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
INDUSTRIALS - 14.7% (Continued)
SiteOne Landscape Supply Holding	$208,597	5.5000%	4/28/2022	$210,384
Spin Holdcorp	392,264	4.2801	11/14/2019	391,389
TransDigm, Inc.	1,036,187	4.0346	6/8/2023	1,034,578
TransDigm, Inc.	393,337	4.0225	5/14/2022	392,920
TransDigm, Inc.	80,925	4.0004	6/4/2021	80,830
United Airlines, Inc.	514,462	3.7748	9/16/2021	519,445
Waste Industries USA, Inc.	541,131	3.7846	2/28/2020	544,004
WEX, Inc.	298,500	4.5346	6/30/2023	302,737
				17,853,855
INFORMATION TECHNOLOGY - 8.9%
Allflex Holdings III, Inc.	280,575	4.2748	7/16/2020	282,561
Alorica, Inc.	59,476	5.7846	6/30/2022	60,368
Applied Systems, Inc.	158,197	7.5000	1/24/2022	159,433
Avaya, Inc.	185,000	6.2890	5/28/2020	153,910
Avaya, Inc.	200,000	8.5379	1/23/2018	206,444
Blackboard, Inc.	967,251	6.0301	6/30/2021	974,805
BMC Software, Inc.	517,792	5.0346	9/10/2020	517,227
CCC Holdings, Inc.	332,809	4.0000	12/20/2019	334,475
CDW LLC	1,054,106	3.2479	8/16/2023	1,063,082
Cypress Semiconductor Corp.	292,500	6.5093	7/4/2021	298,716
Donnelley Financial Solutions	89,143	5.0340	9/28/2023	90,293
First Data Corp.	184,725	4.0318	7/8/2022	186,264
First Data Corp.	1,081,400	4.0318	3/24/2021	1,089,343
Infor US, Inc.	237,295	3.7500	6/3/2020	237,715
Infor US, Inc.	948,080	3.7500	6/3/2020	985,768
Leidos Holdings, Inc.	212,000	3.7846	8/16/2023	213,812
Masergy Communications, Inc.	120,000	5.5000	12/16/2023	120,975
Mitchell International, Inc.	221,000	8.5000	10/12/2021	220,448
Mitchell International, Inc.	366,560	4.5000	10/12/2020	369,195
MKS Instruments, Inc. Term	243,342	3.7846	4/30/2023	246,080
NXP BV	126,585	3.5346	12/8/2020	127,376
ON Semiconductor Corp.	230,423	4.2846	4/1/2023	233,424
Presidio, Inc.	194,122	4.5248	2/2/2022	196,458
Rackspace Hosting, Inc.	368,000	4.5000	11/4/2023	372,042
Radiate HoldCo LLC	289,524	3.9565	1/31/2024	292,283
Sophia LP	313,744	4.2748	9/30/2022	314,675
SS&C Technologies, Inc.	24,255	3.7846	7/8/2020	24,331
SS&C Technologies, Inc.	24,656	4.2846	7/8/2022	24,942
SS&C Technologies, Inc.	37,620	3.7846	7/8/2020	37,738
SS&C Technologies, Inc.	241,611	4.2846	7/8/2022	244,416
Veritas US, Inc.	689,133	6.6250	1/28/2023	655,755
Western Digital Corp.	393,025	4.7890	4/28/2023	397,348
				10,731,702
MATERIALS- 8.1%
ABC Supply Co, Inc.	589,311	3.7840	11/1/2023	595,310
Alpha 3 BV	150,000	4.0373	2/1/2024	151,312
Anchor Glass Container Corp.	186,000	4.2606	12/8/2023	188,238
Anchor Glass Container Corp.	244,000	8.7500	12/8/2024	248,472
Ardagh Holdings USA, Inc.	258,501	4.0000	12/17/2019	261,764
Berlin Packaging LLC	395,582	4.5052	9/30/2021	399,209
Berry Plastics Group, Inc.	417,784	3.5000	1/6/2021	420,112
Berry Plastics Group, Inc.	436,479	3.5000	2/8/2020	437,479
Berry Plastics Group, Inc.	130,000	3.5412	1/20/2024	131,126
Berry Plastics Group, Inc.	378,020	3.5410	9/30/2022	379,557
CPG International, Inc.	275,725	4.7500	9/30/2020	278,656
CPI Acquisition, Inc.	668,336	5.5218	8/16/2022	609,576
FMG Resources	421,409	3.7840	6/30/2019	424,690
Huntsman International LLC	593,363	4.0044	3/31/2023	600,222
Ineos Group Holdings Ltd	819,461	3.7846	12/16/2020	824,070

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
MATERIALS- 8.1% (Continued)
Ineos US Finance LLC	$392,703	4.2846%	4/1/2022	$395,403
Kraton Polymers	300,000	5.0350	1/6/2022	304,032
MacDermid, Inc.	155,078	4.5346	6/8/2020	157,346
Omnova Solutions, Inc.	577,553	5.2846	8/24/2023	587,299
Polyone Corp.	65,668	3.2820	11/12/2022	66,312
PQ Corp.	92,536	5.2846	11/4/2022	93,924
Royal Holdings, Inc.	234,430	4.5000	6/20/2022	236,042
Solenis International LP	350,967	4.2500	8/1/2021	352,943
Summit Materials	387,105	3.7594	7/18/2022	390,916
Tricorbraun, Inc.	318,182	4.7500	11/30/2023	322,079
Tricorbraun, Inc.	31,818	4.6807	11/30/2023	32,208
Univar, Inc.	847,217	3.7912	6/30/2022	847,018
WR Grace & Co	111,773	2.8757	2/4/2021	112,786
				9,848,101
REAL ESTATE - 1.5%
Capital Automotive L.P.	83,134	4.0346	4/10/2019	83,796
Capital Automotive L.P.	197,005	6.0346	4/30/2020	199,330
Communications Sales & Leasing	223,307	4.5346	10/24/2022	226,433
DTZ US Borrower LLC	591,000	4.2602	11/4/2021	595,388
ESH Hospitality Inc	302,243	4.0346	8/30/2023	304,348
Realogy Group LLC	454,397	3.9980	7/20/2022	458,032
				1,867,327
TELECOMMUNICATION SERVICES - 4.3%
Global Tel*Link Corp.	296,451	5.0000	5/24/2020	296,007
Level 3 Financing, Inc.	355,000	4.0051	1/15/2020	359,970
Level 3 Financing, Inc.	986,000	3.7679	5/31/2022	996,580
Sable International Finance LTD.	463,000	5.7846	12/30/2022	464,935
SBA Senior Finance II LLC	443,650	3.2846	3/24/2021	445,746
SBA Senior Finance II LLC	158,585	3.2479	6/10/2022	159,201
Securus Technologies Holdings	84,150	5.2500	4/30/2020	84,360
Securus Technologies Holdings	140,228	4.7500	4/30/2020	140,639
UPC Financing Partnership	1,042,564	4.3324	8/31/2024	1,045,905
Virgin Media Investment Holdings	660,000	4.0824	2/1/2025	664,848
West Corporation	224,566	3.5346	6/16/2023	225,550
XO Communications LLC	257,713	6.0000	3/19/2021	258,961
				5,142,702
UTILITIES - 3.3%
APLP Holdings LP	406,776	6.0000	4/12/2023	411,182
Calpine Construction Finance	256,845	3.5346	2/1/2022	257,487
Calpine Construction Finance	665,384	3.2846	5/4/2020	666,635
Calpine Corp.	264,338	3.7479	6/1/2023	266,192
Dayton Power & Light Co	94,000	4.2840	8/24/2022	95,175
Dynergy, Inc.	596,000	5.0340	6/28/2023	601,215
Dynergy, Inc.	75,000	4.2732	6/28/2023	75,656
NRG Energy, Inc.	962,495	3.2479	6/30/2023	967,389
Talen Energy Supply LLC	200,000	6.0000	12/6/2023	203,751
Tex Operations Co. LLC	53,571	5.0000	7/27/2023	54,082
Tex Operations Co. LLC	232,653	5.0000	7/27/2023	234,870
Texas Comp Elec Hold LLC	635,000	11.5000	10/1/2020	4,762
Vistra Operations Co.	120,000	4.2748	12/14/2023	121,450
				3,959,846

TOTAL BANK LOANS (Cost - $108,246,850)				108,921,054

BONDS & NOTES - 6.5%
AIRLINES - 0.0%
American Airlines Group, Inc. ^ - 144A	45,000	4.6250	3/1/2020	45,565

AUTO PARTS & EQUIPMENT - 0.2%
Schaeffler Verwaltung Zwei Gmb - 144A	200,000	4.1250	9/15/2021	201,790

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BUILDING MATERIALS - 0.1%
Standard Pacific Corp. - 144A	$95,000	5.5000%	2/15/2023	$99,038

CHEMICALS - 0.3%
Hexion US Finance Corp.	105,000	6.6250	4/15/2020	98,438
Ineos Group Holdings SA - ^ 144A	200,000	5.6250	8/1/2024	200,000
WR Grace & Co-Conn - 144A	25,000	5.1250	10/1/2021	26,281
				324,719
COMPUTERS - 0.5%
Diamond 1 Finance Corp. - 144A	570,000	5.4500	6/15/2023	613,082

DIVERSIFIED FINANANCIAL SERVICES - 0.2%
Intl Lease Finance Corp.	120,000	3.8750	4/15/2018	122,100
Springleaf Finance Corp.	170,000	5.2500	12/15/2019	171,275
				293,375
ELECTRIC - 0.1%
Talen Energy Supply LLC - ^ 144A	100,000	4.6250	7/15/2019	97,250

ENTERTAINMENT - 0.0%
GLP Capital LP	50,000	4.8750	11/1/2020	52,750

FOOD - 0.1%
Dole Food Co., Inc. - 144A	70,000	7.2500	5/1/2019	71,617
Smithfield Foods, Inc. - 144A	62,000	2.7000	1/31/2020	62,305
				133,922
HEALTHCARE-SERVICES - 0.5%
Centene Corp.	75,000	5.6250	2/15/2021	78,923
Surgery Center Holdings, Inc. - 144A	130,000	8.8750	4/15/2021	141,050
Tenet Healthcare Corp. ^	275,000	4.4634	6/15/2020	279,813
Tenet Healthcare Corp.	25,000	5.0000	3/1/2019	24,719
Tenet Healthcare Corp.	75,000	6.0000	10/1/2020	79,312
				603,817
HOLDING COMPANIES - DIVERSIFICATION - 0.1%
Argos Merger Sub, Inc. ^ - 144A	140,000	7.1250	3/15/2023	137,900

HOME BUILDERS - 0.2%
TRI Pointe Holdings, Inc.	70,000	4.3750	6/15/2019	71,575
TRI Pointe Group, Inc.	130,000	4.8750	7/1/2021	133,575
				205,150
LEISURE TIME - 0.1%
NCL Corp. LTD. - 144A	125,000	4.7500	12/15/2021	126,350

LODGING - 0.0%
Boyd Gaming Corp.	40,000	6.8750	5/15/2023	43,102

MEDIA - 0.9%
Cequel Communications Escrow - 144A	50,000	6.3750	9/15/2020	51,500
Charter Communications Operating LLC	225,000	4.4640	7/23/2022	235,523
Clear Channel Communications	95,000	9.0000	12/15/2019	79,859
RCN Telecom Services LLC - 144A	110,000	8.5000	8/15/2020	117,013
Numericable Group SA - 144A	410,000	6.0000	5/15/2022	423,325
Univision Communications, Inc. - 144A	200,000	5.1250	5/15/2023	199,374
				1,106,594
MINING - 0.1%
Vedanta Resources PLC - 144A	100,000	9.5000	7/18/2018	108,217

OIL & GAS - 0.8%
Alta Mesa Holdings LP - 144A	135,000	7.8750	12/15/2024	145,800
Carrizo Oil & Gas, Inc. ^	140,000	6.2500	4/15/2023	144,375
Diamondback Energy, Inc. - 144A	30,000	4.7500	11/1/2024	30,112
FTS International, Inc.	50,000	6.2500	5/1/2022	45,600

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
OIL & GAS - 0.8% (Continued)
FTS International, Inc. - 144A	$120,000	8.4634%	6/15/2020	$123,000
MEG Energy Corp. - 144A	115,000	6.5000	1/15/2025	116,294
Newfield Exploration Co	90,000	5.7500	1/30/2022	96,300
Noble Holding International Ltd.	35,000	7.7500	1/15/2024	34,869
RSP Permian, Inc. - 144A	90,000	5.2500	1/15/2025	92,250
Range Resources Corp. - 144A	90,000	5.0000	8/15/2022	90,990
Whiting Petroleum Corp.	50,000	5.7500	3/15/2021	50,750
				970,340
PACKAGING & CONTAINERS - 0.6%
Ardagh Packaging Finance PLC - 144A	235,000	6.0000	2/15/2025	237,056
Ardagh Packaging Finance PLC	200,000	6.2500	1/31/2019	204,450
Reynolds Group - 144A	230,000	4.5232	7/15/2021	237,187
Reynolds Group	50,000	5.7500	10/15/2020	51,541
				730,234
PHARMACEUTICALS - 0.1%
Capsugel SA - 144A	19,000	7.0000	5/15/2019	19,107
VRX Escrow Corp. - 144A	70,000	5.3750	3/15/2020	60,462
				79,569
PIPELINES - 0.1%
Antero Midstream Partners LP - 144A	75,000	5.3750	9/15/2024	77,063

PRIVATE EQUITY - 0.1%
Icahn Enterprises LP - 144A	60,000	6.2500	2/1/2022	60,600

REITS - 0.1%
IStar Financial, Inc.	30,000	4.8750	7/1/2018	30,412
IStar Financial, Inc.	165,000	5.0000	7/1/2019	167,991
				198,403
SEMICONDUCTORS - 0.6%
Broadcom Corp. - 144A	355,000	2.3750	1/15/2020	354,541
Broadcom Corp. - 144A	160,000	3.0000	1/15/2022	159,487
NXP Bv - 144A	200,000	4.1250	6/1/2021	206,980
				721,008
SOFTWARE - 0.3%
First Data Corp. - 144A	190,000	5.3750	8/15/2023	196,175
First Data Corp. - 144A	90,000	5.0000	1/15/2024	91,519
First Data Corp. - 144A	25,000	5.7500	1/15/2024	25,875
				313,569
TELECOMMUNICATIONS - 0.4%
Frontier Communications Corp. ^	105,000	6.2500	9/15/2021	98,700
Intelsat Jackson Holdings SA - ^ 144A	7,000	8.0000	2/15/2024	7,280
T-Mobile USA, Inc.	205,000	6.0000	4/15/2024	218,325
West Corp. - 144A	105,000	4.7500	7/15/2021	107,625
				431,930

TOTAL BONDS & NOTES (Cost - $7,678,103)				7,775,337

ASSET BACKED SECURITIES - 1.6%
Home Equity Loan Trust 2007-HS	125,083	6.1100	6/25/2037	126,026
Morgan Stanley Capital I Trust	1,394,077	5.8090	12/12/2049	1,411,185
VOLT XXXIII LLC - 144A	439,139	3.5000	3/25/2055	441,057
TOTAL ASSET BACKED SECURITIES (Cost - $1,985,312)				1,978,268

PRIVATE PLACEMENTS - 0.2%
Wheels Up	46,957	7.4307	6/1/2024	46,487
Wheels Up	223,043	5.0000	6/1/2024	220,813
TOTAL PRIVATE PLACEMENTS (Cost - 271,974)				267,300

RIGHTS - 0.0%	Shares
TRA Rights	10,588			15,554
TOTAL RIGHTS (Cost - $17,470)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2017

		Interest
Security	Shares	Rate		Value
SHORT-TERM INVESTMENT - 7.3%
MONEY MARKET FUND - 7.3%
Fidelity Institutional Money Market Funds - Government Portfolio	8,816,283	0.43	% +	$8,816,283
TOTAL SHORT-TERM INVESTMENT - (Cost - $8,816,283)

COLLATERAL FOR SECURITIES LOANED - 0.8%
Mount Vernon Prime Portfolio (Cost - $979,465)	979,465	0.96	% +	979,465

TOTAL INVESTMENTS - 107.4% (Cost - $129,230,508)				130,018,478
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.4)%				(8,907,813)
NET ASSETS - 100.0%				$121,110,665

REITS - Real Estate Investment Trusts.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $957,681 at January 31, 2017.

+	Variable rate security. Interest rate is as of January 31, 2017.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $129,231,696 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	1,482,643
Unrealized Depreciation	(695,861)
Net Unrealized Appreciation	786,782

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund
January 31, 2017

Security	Shares	Value
COMMON STOCK - 100.6%
AEROSPACE & DEFENSE - 2.2%
B/E Aerospace, Inc.	84,047	$5,166,369

AGRICULTURE - 7.1%
Reynolds American, Inc. #	277,616	16,693,050

AIRLINES - 0.1%
American Airlines Group, Inc. *	101,283	128,629

BANKS - 0.6%
PrivateBancorp, Inc. #	26,226	1,433,513

CHEMICALS - 7.5%
Agrium, Inc.	7,237	744,760
Ashland Global Holdings, Inc. #	48,900	5,820,567
Dow Chemical Co.	7,098	423,254
Monsanto Co.	10,500	1,137,255
Syngenta AG - ADR	79,419	6,753,792
Valspar Corp. #	25,416	2,812,789
		17,692,417
COMMERCIAL SERVICES - 4.4%
Hertz Global Holdings, Inc. * ^ #	429,900	9,015,003
Team Health Holdings, Inc. * ^	29,473	1,280,896
		10,295,899
COMPUTERS - 7.6%
Computer Sciences Corp. ^	101,100	6,288,420
Dell Technologies, Inc. - Vmware, Inc. * #	39,237	2,471,539
Hewlett Packard Enterprise Co. #	405,700	9,201,276
		17,961,235
COSMETICS/PERSONAL CARE - 0.2%
Coty, Inc. ^	29,664	569,549

DIVERSIFIED FINANCIAL SERVICES - 2.8%
Bats Global Markets, Inc.	22,389	793,690
CIT Group, Inc.	142,400	5,865,456
		6,659,146
ENTERTAINMENT - 0.6%
Isle of Capri Casinos, Inc. * #	60,014	1,428,933

FOOD - 0.9%
Lamb Weston Holdings, Inc. #	12,783	477,573
The WhiteWave Foods Co. * #	29,967	1,649,983
		2,127,556

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2017

Security	Shares	Value
HEALTHCARE-PRODUCTS - 0.8%
Abbott Laboratories #	206	$8,603
Varex Imaging Corp. *	8,200	235,750
Varian Medical Systems, Inc. *	20,500	1,591,825
		1,836,178
HEALTHCARE-SERVICES - 1.8%
Humana, Inc. #	20,816	4,131,976

HOLDING COMPANIES-DIVERSIFICATION - 0.9%
Hennessy Capital Acquisition Corp. II *	104,074	1,050,107
Pacific Special Acquisition Corp. *	105,552	1,097,741
		2,147,848
HOUSEHOLD PRODUCTS / WARES - 4.0%
Jarden Corp. *	148,157	9,312,586

INSURANCE - 7.4%
American International Group, Inc.	54,900	3,527,874
Endurance Specialty Holdings Ltd.	70,781	6,560,691
Metlife, Inc.	133,600	7,269,176
		17,357,741
INTERNET - 5.1%
Yahoo!, Inc. * #	273,666	12,060,460

INVESTMENT COMPANIES - 1.6%
Ares Capital Corp.	223,765	3,781,632

LODGING - 3.1%
Hilton Worldwide Holdings, Inc.	132	7,620
ILG, Inc.	5,657	107,200
MGM Resorts International *	250,000	7,200,000
		7,314,820
MEDIA - 10.2%
CBS Corp. #	74,200	4,785,158
DISH Network Corp. * ^	77,800	4,603,426
Liberty SiriusXM Group * #	212,403	7,697,485
Time Warner, Inc.	71,898	6,963,321
		24,049,390
MISCELLANEOUS MANUFACTURING - 3.0%
General Electric Co. #	233,800	6,943,860

OIL & GAS - 3.6%
Marathon Petroleum Corp.	146,800	7,053,740
Showa Shell Sekiyu KK	139,780	1,370,441
		8,424,181
OIL & GAS SERVICES - 3.0%
Baker Hughes, Inc. ^ #	113,500	7,159,580

PHARMACEUTICALS - 2.4%
Allergan PLC *	5,500	1,203,895
VCA, Inc. *	50,083	4,537,520
		5,741,415
PIPELINES - 3.1%
Columbia Pipeline Group, Inc.	84,102	2,165,214
Columbia Pipeline Partners LP #	195,376	3,360,467
Energy Transfer Partners LP #	46,459	1,772,411
		7,298,092
REITS - 3.0%
Colony NorthStar, Inc. #	233,611	3,251,866
Starwood Property Trust, Inc. #	70,168	1,561,940
Wheeler Real Estate Investment Trust, Inc. #	841,527	1,430,596
Winthrop Realty Trust #	102,617	846,590
		7,090,992
RETAIL - 6.8%
Bob Evans Farms, Inc. ^ #	185,728	10,480,631
Cabela’s, Inc. * #	85,021	4,751,824
Rite Aid Corp. * ^	158,901	893,024
		16,125,479
SEMICONDUCTORS - 2.5%
Intersil Corp. ^	51,526	1,155,728
Linear Technology Corp. #	70,785	4,468,657
NXP Semiconductors NV *	2,465	241,200
		5,865,585
TELECOMMUNICATIONS - 2.3%
Level 3 Communications, Inc. * #	89,636	5,329,756

TRANSPORTATION - 2.0%
CSX Corp.	101,100	4,690,029

TOTAL COMMON STOCK (Cost - $229,549,759)		236,817,896

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2017

Security		Shares		Value
RIGHTS - 0.1%
Leap Wireless International, Inc. *		4,071		$12,824
Nexstar Broadcasting Group, Inc. *		87,600		32,850
Pacific Special Acquisition Corp. *		105,552		43,276
Safeway Casa Ley CVR *		90,955		4,548
Safeway PDC, LLC CVR *		90,955		31,834
TOTAL RIGHTS (Cost - $153,160)				125,332

WARRANTS - 0.0%
Pacific Special Acquisition Corp. *		105,552		28,700
TOTAL WARRANTS (Cost - $8,254)

CLOSED-END FUNDS - 4.5%
BlackRock Floating Rate Income Strategies Fund, Inc. #		128,267		1,873,981
BlackRock Debt Strategies Fund, Inc.		67,310		772,719
Invesco Senior Income Trust #		586,649		2,716,185
Nuveen Credit Strategies Income Fund #		226,151		1,999,175
Voya Prime Rate Trust #		230,321		1,285,191
Western Asset High Income Opportunity Fund, Inc. ^ #		391,005		2,005,855
TOTAL CLOSED-END FUNDS (Cost - $10,235,274)				10,653,106
		Dividend
	Shares	Rate
PREFERRED STOCK - 2.0%
DIVERSIFIED FINANCIAL SERVICES - 2.0%
Colony NorthStar, Inc. * #	63,707	8.25%		1,614,335
Colony NorthStar, Inc. * #	45,545	8.75%		1,189,180
Kinder Morgan GP, Inc. * - 144A	2,000	4.80%		1,806,874
TOTAL PREFERRED STOCK (Cost - $4,640,774)				4,610,389

	Principal	Interest	Maturity
BANK LOANS - 1.1%	Amount	Rate	Date
Bass Pro	$2,627,000	5.97%	11/16/2023	2,552,091
TOTAL BANK LOANS (Cost - $2,610,623)

BONDS & NOTES - 9.3%
ELECTRIC - 0.5%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. - 144A	900,537	11.75%	3/1/2022	1,229,233

FOOD - 2.1%
JBS USA LUX SA - 144A	1,639,000	8.2500	2/1/2020	1,688,170
WhiteWave Foods Co. #	2,950,000	5.3750	10/1/2022	3,219,187
				4,907,357
LODGING - 3.9%
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc. #	5,621,000	9.3750	5/1/2022	6,084,732
Caesars Entertainment Operating Co., Inc. #	2,832,000	10.7500	2/1/2016	2,994,840
				9,079,572
MEDIA - 0.3%
LIN Television Corp.	709,000	5.875	11/15/2022	726,725

RETAIL - 0.9%
Rite Aid Corp.	1,694,000	6.750	6/15/2021	1,763,364
Rite Aid Corp. - 144A	257,000	6.125	4/1/2023	268,565
				2,031,929
SOFTWARE - 0.6%
Change Healthcare Holdings, Inc. #	1,453,000	11.000	12/31/2019	1,496,953

TELECOMMUNICATIONS - 1.0%
FairPoint Communications, Inc. # - 144A	2,210,000	8.750	8/15/2019	2,306,688

TOTAL BONDS & NOTES (Cost - $20,914,655)				21,778,457

			Contracts**
PURCHASED CALL OPTIONS - 0.0%
SPDR S&P 500 ETF Trust, Expiration February 2017, Exercise Price $237			41	164
SPDR S&P 500 ETF Trust, Expiration March 2017, Exercise Price $237			192	6,144
TOTAL PURCHASED CALL OPTIONS (Cost - $12,274)				6,308

PURCHASED PUT OPTIONS - 0.5%
Allergan Public, Expiration February 2017, Exercise Price $180			61	1,220
Allergan Public, Expiration March 2017, Exercise Price $190			49	3,577
American International Group, Inc., Expiration February 2017, Exercise Price $57.5			752	6,392
American International Group, Inc., Expiration March 2017, Exercise Price $55			183	2,745

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2017

Security		Contracts**		Value
PURCHASED PUT OPTIONS - 0.5% (Continued)
American International Group, Inc., Expiration March 2017, Exercise Price $60		181		$10,860
Ashland Global Holdings Inc., Expiration April 2017, Exercise Price $100		299		15,698
Ashland Global Holdings Inc., Expiration April 2017, Exercise Price $95		23		748
Alibaba Group Holding Ltd., Expiration April 2017, Exercise Price $90		11		1,221
AT&T, Inc., Expiration October 2017, Exercise Price $37		43		4,558
Baker Hughes, Inc., Expiration February 2017, Exercise Price $57.5		371		5,009
Baker Hughes, Inc., Expiration April 2017, Exercise Price $57.5		764		80,984
Bob Evans Farms, Inc., Expiration February 2017, Exercise Price $45		741		3,705
Bob Evans Farms, Inc., Expiration March 2017, Exercise Price $45		715		26,812
Bob Evans Farms, Inc., Expiration March 2017, Exercise Price $50		1,102		88,160
CBS Corp., Expiration March 2017, Exercise Price $55		368		7,360
CBS Corp., Expiration March 2017, Exercise Price $57.5		337		11,121
CIT Group, Inc., Expiration February 2017, Exercise Price $38		285		4,987
CIT Group, Inc., Expiration Apri; 2017, Exercise Price $36		1,139		75,174
Computer Sciences Corp., Expiration March 2017, Exercise Price $50		808		92,920
Computer Sciences Corp., Expiration March 2017, Exercise Price $52.5		203		11,165
CSX Corp., Expiration May 2017, Exercise Price $39		255		24,225
CSX Corp., Expiration May 2017, Exercise Price $40		756		86,940
DISH Network Corporation, Expiration February 2017, Exercise Price $57.5		368		48,760
DISH Network Corporation, Expiration March 2017, Exercise Price $52.5		410		36,900
General Electric Company, Expiration February 2017, Exercise Price $27		773		2,319
General Electric Company, Expiration April 2017, Exercise Price $27		799		20,774
General Electric Company, Expiration April 2017, Exercise Price $28		766		32,172
General Motors Company, Expiration March 2017, Exercise Price $34.5		643		32,793
Hewlett Packard Enterprise Company, Expiration May 2017, Exercise Price $17		539		8,085
Hewlett Packard Enterprise Company, Expiration May 2017, Exercise Price $19		3,518		140,720
Hertz Global Holdings, Inc., Expiration February 2017, Exercise Price $15		566		2,264
Hertz Global Holdings, Inc., Expiration February 2017, Exercise Price $17.5		3,162		28,458
Hertz Global Holdings, Inc., Expiration March 2017, Exercise Price $15		571		11,420
Huntsman Corporation, Expiration May 2017, Exercise Price $15		1,200		27,000
MetLife, Inc., Expiration March 2017, Exercise Price $45		1,336		26,720
MGM Resorts International, Expiration February 2017, Exercise Price $24		2,500		7,500
Marathon Petroleum Corporation, Expiration February 2017, Exercise Price $42.5		383		10,341
Marathon Petroleum Corporation, Expiration February 2017, Exercise Price $45		1,085		77,035
Sealed Air Corporation, Expiration April 2017, Exercise Price $42		867		47,685
VanEck Vectors Semiconductor ETF, Expiration May 2017, Exercise Price $72		72		16,920
SPDR S&P 500 ETF, Expiration February 2017, Exercise Price $226		32		4,128
SPDR S&P 500 ETF, Expiration March 2017, Exercise Price $195		192		4,800
SPDR S&P 500 ETF, Expiration March 2017, Exercise Price $225		192		50,496
Varian Medical Systems, Inc., Expiration May 2017, Exercise Price $75		540		35,100
TOTAL PURCHASED PUT OPTIONS (Cost - $1,730,345)				1,237,971
TOTAL PURCHASED OPTIONS (Cost - $1,742,619)				1,244,279

SHORT-TERM INVESTMENT - 6.0%		Interest
MONEY MARKET FUND - 6.0%	Shares	Rate
First American Government Obligations Fund	14,127,315	0.45	% +	14,127,315
TOTAL SHORT-TERM INVESTMENT (Cost - $14,127,315)

COLLATERAL FOR SECURITIES LOANED - 4.0%
Mount Vernon Prime Portfolio (Cost - $9,373,208)	9,373,208	0.96	% +	9,373,208

TOTAL INVESTMENTS - 128.1% (Cost - $293,355,641)				$301,310,773
LIABILITIES IN EXCESS OF OTHER ASSETS - (28.1)%				(65,742,125)
NET ASSETS - 100.0%				$235,568,648

*	Non-Income producing security.

**	Each Purchased Option contract allows the Fund to buy/sell 100 shares of the underlying security at the exercise price.

***	Issuer in default on interest payments, non-interest producing security.

ADR- American Depositary Receipt.

REITS - Real Estate Investment Trusts

+	Variable rate security. Interest rate is as of January 31, 2017.

++	Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.

+++	Less than one share

^	All or a portion of these securities are on loan. Total loaned securities had a value of $9,165,442 at January 31, 2017.

#	All or a portion of the security is segregated as collateral for securities sold short and/or options purchased/written at January 31, 2017. Total collateral had a value of $50,917,684 at January 31, 2017.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $252,270,974, including securities sold short and written options, and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$15,805,087
Unrealized Depreciation	(16,020,963)
Net Unrealized Depreciation	$(215,876)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2017

Security	Contracts ++	Value
WRITTEN CALL OPTIONS - (3.5)%
Allergan Public, Expiration February 2017, Exercise Price $190	61	$176,290
Allergan Public, Expiration March 2017, Exercise Price $205	49	77,910
American International Group, Expiration February 2017, Exercise Price $62.5	893	208,069
American International Group, Expiration March 2017, Exercise Price $62.5	183	51,057
American International Group, Expiration March 2017, Exercise Price $65	171	21,546
Ashland Global Holdings, Expiration April 2017, Exercise Price $110	262	267,240
Ashland Global Holdings, Expiration April 2017, Exercise Price $115	173	113,488
Ashland Global Holdings, Expiration April 2017, Exercise Price $120	54	16,362
AT&T, Inc., Expiration October 2017, Exercise Price $41	112	28,672
Baker Hughes, Inc., Expiration February 2017 Exercise Price $62.5	371	45,262
Baker Hughes, Inc., Expiration April 2017 Exercise Price $62.5	764	242,188
Bob Evans Farms, Inc., Expiration March 2017 Exercise Price $50	715	507,650
Bob Evans Farms, Inc., Expiration March 2017 Exercise Price $55	1,142	393,990
CBS Corp, Expiration February 2017, Exercise Price $65	37	4,181
CBS Corp, Expiration March 2017, Exercise Price $60	368	193,200
CBS Corp, Expiration March 2017, Exercise Price $62.5	337	101,774
CIT Group ,Inc., Expiration February 2017, Exercise Price $41	285	19,380
CIT Group ,Inc., Expiration April 2017, Exercise Price $40	1,139	251,719
Computer Sciences Corp., Expiration March 2017, Exercise Price $57.5	970	572,300
Computer Sciences Corp., Expiration March 2017, Exercise Price $62.5	41	10,557
CSX Corp., Expiration May 2017, Exercise Price $44	255	113,475
CSX Corp., Expiration May 2017, Exercise Price $45	756	291,060
CenturyLink, Inc., Expiration April 2017, Exercise Price $22	206	81,370
CenturyLink, Inc., Expiration April 2017, Exercise Price $23	276	82,110
CenturyLink, Inc., Expiration April 2017, Exercise Price $24	292	60,590
DISH Network Corp., Expiration February 2017, Exercise Price $60	368	54,280
DISH Network Corp., Expiration March 2017, Exercise Price $57.5	410	151,700
General Electric Co., Expiration February 2017, Exercise Price $31	734	2,936
General Electric Co., Expiration April 2017, Exercise Price $30	799	55,131
General Electric Co., Expiration April 2017, Exercise Price $31	766	26,044
Hewlett Packard Enterprise Co., Expiration May 2017, Exercise Price $21	539	99,715
Hewlett Packard Enterprise Co., Expiration May 2017, Exercise Price $22	3,518	589,265
Hertz Global Holdings, Inc., Expiration February 2017, Exercise Price $17.5	566	192,440
Hertz Global Holdings, Inc., Expiration February 2017, Exercise Price $20	3,056	427,840
Hertz Global Holdings, Inc., Expiration March 2017, Exercise Price $17.5	571	231,255
Humana, Inc., Expiration February 2017, Exercise Price $170	177	504,450
Humana, Inc., Expiration April 2017, Exercise Price $175	31	82,925
MetLife, Inc., Expiration March 2017, Exercise Price $50	1,336	614,560
MGM Resorts International, Expiration February 2017, Exercise Price $27	2,500	532,500
Marathon Petroleum Corp., Expiration February 2017, Exercise Price $47.5	383	68,940
Marathon Petroleum Corp., Expiration February 2017, Exercise Price $50	941	65,870
Reynolds American, Inc., Expiration February 2017, Exercise Price $55	152	79,040
Reynolds American, Inc., Expiration February 2017, Exercise Price $57.5	43	12,793
SPDR S&P 500 ETF Trust, Expiration March 2017, Exercise Price $230	192	40,128
Time Warner, Inc., Expiration February 2017, Exercise Price $92.5	110	50,600
Time Warner, Inc., Expiration April 2017, Exercise Price $90	254	192,405
Time Warner, Inc., Expiration April 2017, Exercise Price $95	65	24,375
The Valspar Corp., Expiration April 2017, Exercise Price $105	88	51,480
Varian Medical Systems, Inc., Expiration May 2017, Exercise Price $85	205	143,500
WRITTEN CALL OPTIONS - (Premiums Received - $9,096.519)		8,225,612

WRITTEN PUT OPTIONS - (0.2)%
Alibaba Group Holding Ltd., Expiration April 2017, Exercise Price $100	11	4,180
General Motors Co., Expiration March 2017, Exercise Price $36.5	643	74,267
Huntsman Corp., Expiration May 2017, Exercise Price $18	1,200	87,000
Sealed Air Corp., Expiration April 2017, Exercise Price $47	867	151,725
VanEck Vectors Semiconductor ETF, Expiration May 2017, Exercise Price $65	72	6,120
SPDR S&P 500 ETF Trust, Expiration February 2017, Exercise Price $213	32	608
SPDR S&P 500 ETF Trust, Expiration March 2017, Exercise Price $210	384	23,040
Varian Medical Systems, Inc., Expiration May 2017, Exercise Price $85	335	90,450
TOTAL WRITTEN PUT OPTIONS - (Premiums Received - $473,605)		437,390

	Shares
SECURITIES SOLD SHORT * - (16.1)%
Alibaba Group Holding Ltd. - ADR	96,746	9,801,337
Allergan PLC ^	703	153,880
American Airlines Group, Inc.	5,300	234,525
Analog Devices, Inc.	16,430	1,231,264
Ares Capital Corp.	223,749	3,781,358
AT&T, Inc.	22,836	962,766

SCHEDULE OF INVESTMENTS
Dunham Monthly Distribution Fund (Continued)
January 31, 2017

SECURITIES SOLD SHORT * - (16.1)% (Continued)	Shares	Value
Canadian Imperial Bank of Commerce	9,590	$817,068
CBOE Holdings, Inc.	7,162	570,238
CenturyLink, Inc.	50,467	1,305,077
Dell Technologies, Inc. Class V	5,927	373,342
EI du Pont de Nemours & Co.	5,571	432,992
Eldorado Resorts, Inc.	41,289	639,979
Idemitsu Kosan Co. Ltd.	69,757	2,159,248
ILG, Inc.	5,657	107,200
Joy Global, Inc.	21,712	610,541
Park Hotels & Resorts, Inc.	794	21,549
Potash Corp of Saskatchewan, Inc.	40,344	1,014,277
Rockwell Collins, Inc.	18,433	1,672,979
Sirius XM Holdings, Inc.	1,985,968	9,373,769
Vmware, Inc.	29,917	2,618,934
TOTAL SECURITIES SOLD SHORT - (Proceeds - $29,353,120)		37,882,323

PREFERRED STOCK SOLD SHORT - (0.8)%
PIPELINES
Sunoco Logistics Partners LP	69,686	1,778,387
TOTAL PREFERRED STOCK SOLD SHORT (Proceeds - $1,690,203)

EXCHANGE TRADED FUND SOLD SHORT - (0.4)%
DEBT FUND - (0.4)%
SPDR S&P 500 ETF Trust	4,096	931,963
TOTAL EXCHANGE TRADED FUND SOLD SHORT (Proceeds - $927,560)

		Unrealized
		Appreciation/
LONG EQUITY SWAP CONTRACTS - 0.4%		(Depreciation)
Actelion Ltd. Equity Swap, JP Morgan - December 01, 2017 to receive total return of Allergan PLC less USD- 3 Month LIBOR plus 0.72% (NOTIONAL AMOUNT $7,052,814)		$6,649

Allergan PLC Equity Swap, Bank of America - January 20, 2018 to receive total return of Allergen PLC less USD- 3 Month LIBOR plus 1.04% (NOTIONAL AMOUNT $1,331,040)		26,213

American International Group Equity Swap, JP Morgan - April 12, 2017 to receive total return of American International Group less USD- 3 Month LIBOR plus 1.15% (NOTIONAL AMOUNT $3,781,428)		761,834

Allied World Assurance Co. Equity Swap, Bank of America - December 23, 2017 to receive total return of Allied World Assurance Co. less USD- 3 Month LIBOR plus 1.65% (NOTIONAL AMOUNT $1,528,278)		4,977

Duet Group Equity Swap, JP Morgan - January 25, 2018 to receive total return of Duet Group less USD- 3 Month LIBOR plus 1.65% (NOTIONAL AMOUNT $699,994)		(21,077)

First Trust Four Corners Senior Floating Rate Equity Swap, JP Morgan - January 04, 2018 to receive total return of First Trust Four Corners Senior Floating Rate less USD- 3 Month LIBOR plus 1.65% (NOTIONAL AMOUNT $354,602)		102

First Trust Four Corners Senior Floating Rate Equity Swap, JP Morgan - December 28, 2017 to receive total return of First Trust Four Corners Senior Floating Rate less USD- 3 Month LIBOR plus 0.79% (NOTIONAL AMOUNT $393,451)		3,106

First Trust Four Corners Senior Floating Rate Equity Swap, JP Morgan - January 03, 2018 to receive total return of First Trust Four Corners Senior Floating Rate. less USD- 3 Month LIBOR plus 1.65% (NOTIONAL AMOUNT $1,036,258)		7,503

SCHEDULE OF INVESTMENTS
Dunham Monthly Distribution Fund (Continued)
January 31, 2017

Unrealized
Appreciation/
LONG EQUITY SWAP CONTRACTS (Continued) - 0.4%	(Depreciation)
Harman International Industries, Inc. Equity Swap, Bank of America - January 10, 2018 to receive total return of Harman International Industries, Inc. less USD- 3 Month LIBOR plus 1.01% (NOTIONAL AMOUNT $8,128,550)	$16,460

NXP Semiconductors N.V. Equity Swap, Bank of America - January 13, 2018 to receive total return of NXP Semiconductors N.V. less USD- 3 Month LIBOR plus .88% (NOTIONAL AMOUNT $8,178,693)	(70,034)

Voya Prime Rate Equity Swap, JP Morgan - December 21, 2017 to receive total return of Voya Prime Rate less USD- 3 Month LIBOR plus 1.40% (NOTIONAL AMOUNT $289,800)	2,703

Voya Prime Rate Equity Swap, JP Morgan - December 27, 2017 to receive total return of Voya Prime Rate less USD- 3 Month LIBOR plus 1.40% (NOTIONAL AMOUNT $141,900)	1,845

Voya Prime Rate Equity Swap, JP Morgan - December 28, 2017	732
to receive total return of Voya Prime Rate less USD- 3 Month LIBOR plus 1.25%
(NOTIONAL AMOUNT $747,925)

Sky PLC Equity Swap, JP Morgan - December 14, 2017 to receive total return of Sky PLC less USD- 3 Month LIBOR plus 1.25% (NOTIONAL AMOUNT $8,602,449)	211,478

Syngenta AG, Bank of America - March 07, 2017 to receive total return of Syngenta AG less USD- 3 Month LIBOR plus 1.25%(NOTIONAL AMOUNT $1,720,145)	90,458

TOTAL LONG EQUITY SWAP CONTRACTS	$1,042,949

SHORT EQUITY SWAP CONTRACTS - (0.0)%
Fairfax Financial Holdings Ltd. Equity Swap, Bank of America - December 23, 2017 to receive total return of Fairfax Financial Holdings Ltd. less USD- 3 Month LIBOR plus 0.87% (NOTIONAL AMOUNT $411,285)	572

British American Tobacco PLC Equity Swap, JP Morgan - November 25, 2017 to receive total return of British American Tobacco PLC less USD- 3 Month LIBOR plus 1.65% (NOTIONAL AMOUNT $3,458,637)	(389,983)

British American Tobacco PLC Equity Swap, JP Morgan - February 2, 2018 to receive total return of British American Tobacco PLC less USD- 3 Month LIBOR plus 1.65% (NOTIONAL AMOUNT $3,458,637)	28,766

TOTAL SHORT EQUITY SWAP CONTRACTS	$(360,645)

Forward Currency Contracts

					Unrealized
	Settlement			U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Local Currency	Value	(Depreciation)
To Buy:
Swiss Franc	2/14/2017	JP Morgan	2,037,360	2,041,157	19,070
					$19,070
To Sell:
Swiss Franc	2/14/2017	JP Morgan	2,037,360	2,015,749	(44,478)
Australian Dollar	5/16/2017	JP Morgan	968,970	728,573	(4,546)
British Pound	12/20/2017	JP Morgan	7,534,425	9,465,214	(98,500)
					$(147,524)

Total Unrealized Loss on Forward Currency Contracts					$(128,454)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund
January 31, 2017

	Principal	Interest		Maturity
Security	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 58.3%
AEROSPACE / DEFENSE - 0.3%
Embraer Netherlands Finance BV	$35,000	5.400		2/1/2027	$35,248
TransDigm, Inc.	75,000	6.000		7/15/2022	75,937
TransDigm, Inc.	35,000	6.500		5/15/2025	35,306
					146,491
AIRLINES ABS - 0.8%
Air Canada 2013-1 Class B Pass Through Trust - 144A	88,111	5.375		5/15/2021	89,983
America West Airlines 2001-1 Pass Through Trust	72,691	7.100		4/2/2021	79,869
United Airlines 2007-1 Pass Through Trust	229,203	6.636		7/2/2022	244,056
					413,908
AUTO MANUFACTURERS - 1.2%
Daimler Finance LLC - 144A	165,000	2.200		10/30/2021	160,740
Ford Motor Credit Co. LLC.	270,000	5.750		2/1/2021	297,876
General Motors Financial Co., Inc.	105,000	3.500		7/10/2019	107,043
General Motors Financial Co., Inc.	60,000	4.200		3/1/2021	62,461
					628,120
AUTO PARTS & EQUIPMENT - 0.7%
Cooper Standard Auto - 144A	65,000	5.625		11/15/2026	110,893
Delphi Automotive PLC	105,000	3.150		11/19/2020	106,911
MPG Holdco I, Inc.	105,000	7.375		10/15/2022	113,400
TI Group Automotive Systems, LLC - 144A	60,000	8.750		7/15/2023	64,800
					396,004
AUTOMOBILE ABS - 5.3%
AmeriCredit Automobile Receivables Trust 2013-5	220,000	2.860		12/9/2019	222,621
Avis Budget Rental Car Funding AESOP LLC - 144A	115,000	2.970		2/20/2020	116,697
California Republic Auto Receivables Trust 2014-3 A4	390,000	1.790		3/16/2020	391,338
Capital Auto Receivables Asset Trust / Ally 2013-1 C	90,705	1.740		10/22/2018	90,721
Centre Point Funding LLC - 144A	144,311	2.610		8/20/2021	142,329
Drive Auto Receivables Trust 2015-A - 144A	260,000	3.060		5/17/2021	262,244
Drive Auto Receivables Trust 2015-D - 144A	165,000	3.380		11/15/2021	167,606
Drive Auto Receivables Trust 2016-B - 144A	255,000	2.560		6/15/2020	256,609
Drive Auto Receivables Trust 2017-A - 144A	160,000	2.980		1/18/2022	159,981
DT Auto Owner Trust 2016-4 - 144A	195,000	2.740		10/17/2022	194,270
Flagship Credit Auto Trust 2016-1 A - 144A	113,398	2.770		12/15/2020	114,372
Ford Credit Auto Owner Trust 2013-B D	194,000	1.820		11/15/2019	194,407
Santander Drive Auto Receivables Trust 2014-4	160,000	3.100		11/16/2020	162,350
Santander Drive Auto Receivables Trust 2016-1	120,000	3.090		4/15/2022	121,791
Westlake Automobile Receivables Trust 2016-3 - 144A	240,000	2.070		12/15/2021	239,029
					2,836,365
BANKS - 9.3%
Banco de Credito del Peru - 144A	120,000	6.125	+	4/24/2027	132,000
Banco de Credito e Inversiones - 144A	325,000	4.000		2/11/2023	332,212
Banco Internacional del Peru SAA -144A	125,000	6.625	+	3/19/2029	136,250
Banco Santander Chile - 144A	150,000	3.875		9/20/2022	154,893
Bank of America Corp.	55,000	2.000		1/11/2018	55,200
Bank of America Corp.	175,000	5.625		7/1/2020	192,447
Bank of America Corp.	286,000	4.200		8/26/2024	291,005
Bank of New York Mellon	135,000	2.800		5/4/2026	129,624
Bank of New York Mellon ^	110,000	4.950	+	Perpetual	112,750
Barclays Bank PLC - 144A	270,000	6.050		12/4/2017	278,524
Capital One Financial Corp.	135,000	4.200		10/29/2025	135,560
Capital One Financial Corp.	135,000	3.750		7/28/2026	130,718
Citigroup, Inc.	130,000	4.050		7/30/2022	135,634
Citigroup, Inc.	160,000	6.250	+	Perpetual	169,200
Goldman Sachs Group, Inc.	185,000	5.750		1/24/2022	207,915
JPMorgan Chase & Co.	40,000	6.125		6/27/2017	40,769
JPMorgan Chase & Co.	35,000	5.300	+	Perpetual	36,104
KeyCorp	140,000	5.000	+	Perpetual	133,525
M&T Bank Corp.	55,000	5.125	+	Perpetual	53,842
Morgan Stanley	185,000	4.100		5/22/2023	190,332
Morgan Stanley	150,000	4.350		9/8/2026	152,495
Morgan Stanley	225,000	6.375		7/24/2042	283,877
PNC Financial Services Group, Inc.	255,000	4.850	+	Perpetual	253,087
PNC Financial Services Group, Inc. ^	140,000	5.000	+	Perpetual	138,250
Santander Holdings USA, Inc.	130,000	2.700		5/24/2019	130,384
SunTrust Banks, Inc.	30,000	5.625	+	Perpetual	31,050

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2017

	Principal	Interest		Maturity
Security	Amount	Rate %		Date	Value
BANKS (Continued) - 9.3%
UBS AG	$650,000	7.625		8/17/2022	$740,675
Wells Fargo & Co.	70,000	3.069		1/24/2023	69,984
Zions Bancorporation	115,000	4.500		6/13/2023	117,984
					4,966,290
BEVERAGES - 0.4%
Anheuser-Busch InBev Finance, Inc.	65,000	3.3000		2/1/2023	66,162
Anheuser-Busch InBev Finance, Inc. ^	135,000	3.6500		2/1/2026	135,639
					201,801
BUILDING MATERIALS - 0.7%
Masco Corp.	50,000	3.500		4/1/2021	51,268
Masco Corp.	60,000	5.950		3/15/2022	67,088
Masco Corp.	25,000	4.450		4/1/2025	25,822
Owens Corning	135,000	3.400		8/15/2026	129,448
Standard Industries, Inc. - 144A	105,000	6.000		10/15/2025	111,300
					384,926
CHEMICALS - 1.0%
Equate Petrochemical BV - 144A	200,000	4.250		11/3/2026	197,024
NewMarket Corp.	305,000	4.100		12/15/2022	311,403
					508,427
COMMERCIAL MBS - 4.2%
Aventura Mall Trust 2013-AVM A - 144A	155,000	3.743	+	12/5/2032	163,541
Aventura Mall Trust 2013-AVM C - 144A	100,000	3.743	+	12/5/2032	103,510
Citigroup Commercial Mortgage Trust 2008-C7 AM	95,000	6.126	+	12/10/2049	96,925
DBUBS 2011-LC3 Mortgage Trust -LC3A Class D - 144A	105,000	5.345	+	8/10/2044	108,248
GAHR Commercial Mortgage Trust 2015-NRF CFX - 144A	105,000	3.382	+	12/15/2034	106,866
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19	124,227	5.740	+	2/12/2049	124,531
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12 A4	521	5.882	+	2/15/2051	527
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 A3 - 144A	94,155	4.106		7/15/2046	96,780
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 A4 - 144A	100,000	4.388		7/15/2046	107,643
LB Commercial Mortgage Trust 2007- C3 A4	94,918	5.967	+	7/15/2044	95,872
LB-UBS Commercial Mortgage Trust 2007-C7 A3	58,871	5.866	+	9/15/2045	60,061
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 AS	240,000	4.266		11/15/2046	255,645
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 C	135,000	4.411	+	10/15/2048	134,338
Morgan Stanley Capital Barclays Bank Trust 2016-MART - 144A	110,000	2.200		9/13/2031	108,030
Morgan Stanley Capital I Trust 2007-IQ14 AM	224,000	5.715	+	4/15/2049	220,727
Motel 6 Trust CMO 2015-MTL6 Class B - 144A	170,000	3.298		2/5/2030	170,613
Wells Fargo Commercial Mortgage Trust 2015-LC20 B	165,000	3.719		4/15/2050	166,163
WFRBS Commercial Mortgage Trust 2011-C5 - 144A	100,000	5.672	+	11/15/2044	107,626
					2,227,646
COMMERCIAL SERVICES - 0.9%
New York University	55,000	4.142		7/1/2048	51,871
Prime Security Services Borrower LLC - 144A	55,000	9.250		5/15/2023	59,744
S&P Global, Inc.	140,000	4.000		6/15/2025	144,362
Team Health Holdings, Inc. - 144A	70,000	6.375		2/1/2025	68,950
Team Health, Inc. - 144A	5,000	7.250		12/15/2023	5,737
Verisk Analytics, Inc.	135,000	4.000		6/15/2025	137,166
					467,830
COMPUTERS - 0.8%
Apple, Inc.	125,000	3.250		2/23/2023	124,562
Diamond 1 Finance Corp. - 144A	30,000	5.450		6/15/2023	32,267
Diamond 1 Finance Corp. - 144A	25,000	6.020		6/15/2026	27,040
Diamond 1 Finance Corp. - 144A	55,000	8.100		7/15/2036	66,595
Hewlett Packard Enterprise Co.	80,000	3.600		10/15/2020	82,193
Hewlett Packard Enterprise Co. ^	80,000	4.900		10/15/2025	83,451
					416,108
DIVERSIFIED FINANCIAL SERVICES - 0.9%
Air Lease Corp.	140,000	2.625		9/4/2018	141,334
Jefferies Group LLC	60,000	5.125		1/20/2023	63,235
Macquarie Group Ltd.- 144A	125,000	6.250		1/14/2021	138,599
Navient Corp.	30,000	7.250		9/25/2023	30,375
OM Asset Management Plc	135,000	4.800		7/27/2026	130,743
					504,286

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2017

	Principal	Interest		Maturity
Security	Amount	Rate %		Date	Value
ELECTRIC - 0.6%
Dominion Resources, Inc.	$15,000	2.962		7/1/2019	$15,209
Duke Energy Corp.	140,000	2.650		9/1/2026	131,083
Southern Power Co.	170,000	4.150		12/1/2025	176,238
					322,530
ELECTRONICS - 0.3%
Flextronics International Ltd.	135,000	4.750		6/15/2025	142,397

ENERGY - ALTERNATE RESOURCES - 0.2%
TerraForm Power Operating LLC. - 144A	110,000	6.375		2/1/2023	113,575

ENTERTAINMENT - 0.2%
AMC Entertainment Holdings, Inc. - 144A	15,000	5.875		11/15/2026	15,337
Pinnacle Entertainment, Inc. - 144A	40,000	5.625		5/1/2024	40,677
Scientific Games International, Inc.	65,000	6.625		5/15/2021	60,125
					116,139
ENVIRONMENTAL CONTROL - 0.0%
Tervita Escrow Corp. - 144A	10,000	7.625		12/1/2021	10,400

FOOD - 0.4%
Safeway, Inc.	85,000	7.250		2/1/2031	83,937
Smithfield Foods, Inc. - 144A	36,000	4.250		2/1/2027	36,453
Whole Foods Market, Inc. ^	110,000	5.200		12/3/2025	116,941
					237,331
FOOD SERVICE - 0.1%
AdvancePierre Foods Holdings, Inc. - 144A	75,000	5.500		12/15/2024	76,687

GAS - 0.2%
NGL Energy Partners LP	105,000	5.125		7/15/2019	105,525

HEALTHCARE PRODUCTS - 0.5%
Abbott Laboratories	30,000	3.400		11/30/2023	29,980
Abbott Laboratories	110,000	3.750		11/30/2026	108,520
Fresenius US Finance II, Inc. - 144A	25,000	4.500		1/15/2023	25,938
Ortho-Clinical Diagnostics, Inc. - 144A	80,000	6.625		5/15/2022	72,600
					237,038
HEALTHCARE - SERVICES - 1.5%
Centene Corp.	140,000	4.750		1/15/2025	138,512
CHS/Community Health Systems, Inc. ^	30,000	5.125		8/1/2021	28,350
Envision Healthcare Corp. - 144A	25,000	6.250		12/1/2024	26,375
HCA, Inc.	85,000	5.375		2/1/2025	86,806
HCA, Inc.	50,000	5.250		6/15/2026	52,250
IASIS Healthcare LLC / IASIS Capital Corp.	70,000	8.375		5/15/2019	67,025
MEDNAX, Inc. - 144A	65,000	5.250		12/1/2023	67,275
Surgery Center Holdings, Inc. - 144A	80,000	8.875		4/15/2021	86,800
Surgical Care Affiliates, Inc. - 144A	110,000	6.000		4/1/2023	119,625
Tenet Healthcare Corp.	130,000	4.463	+	6/15/2020	132,275
Tenet Healthcare Corp. - 144A	5,000	7.500		1/1/2022	5,375
					810,668
HOLDING COMPANIES - DIVERSIFIED - 0.6%
Hutchison Whampoa International 12 Ltd. - 144A	185,000	6.000	+	Perpetual	186,832
Leucadia National Corp.	105,000	5.500		10/18/2023	111,812
					298,644
HOME BUILDERS - 1.2%
DR Horton, Inc.	165,000	4.750		2/15/2023	177,184
M/I Homes, Inc.	70,000	6.750		1/15/2021	73,592
MDC Holdings, Inc.	130,000	5.500		1/15/2024	134,225
Toll Brothers Finance Corp. ^	155,000	4.875		11/15/2025	155,775
TRI Pointe Holdings, Inc. ^	110,000	5.875		6/15/2024	114,400
					655,176
HOME EQUITY ABS - 1.7%
Bayview Financial Mortgage Pass-Through Trust 2006-A 1A4 (a)	499,411	6.087		2/28/2041	512,054
GSAA Trust 2005-1 AF4 (a)	233,702	5.619		11/25/2034	241,201
NovaStar Mortgage Funding Trust Series 2004-4	140,000	2.503	+	3/25/2035	137,309
					890,564
HOUSEWARES - 0.0%
Scotts Miracle-Gro Co. - 144 A	10,000	5.250		12/15/2026	10,094

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2017

	Principal	Interest		Maturity
Security	Amount	Rate %		Date	Value
INSURANCE - 1.4%
Allstate Corp.	$125,000	5.750	+	8/15/2053	$131,953
Berkshire Hathaway, Inc.	30,000	3.125		3/15/2023	29,781
Manulife Financial Corp.	130,000	4.150		3/4/2026	136,523
Prudential Financial, Inc.	245,000	5.625	+	6/15/2043	258,475
Teachers Insurance & Annuity Association of America - 144A	110,000	4.375	+	9/15/2054	110,413
Trinity Acquisition PLC	10,000	3.500		9/15/2021	10,132
Trinity Acquisition PLC	50,000	4.400		3/15/2026	50,827
					728,104
INTERNET - 0.4%
Priceline Group, Inc.	140,000	3.650		3/15/2025	139,770
Zayo Group LLC	55,000	6.375		5/15/2025	58,403
Zayo Group LLC - 144A	5,000	5.750		1/15/2027	5,132
					203,305
INVESTMENT COMPANIES - 0.4%
Ares Capital Corp.	18,000	4.875		11/30/2018	18,813
Ares Capital Corp.	49,000	3.875		1/15/2020	49,948
FS Investment Corp.	110,000	4.250		1/15/2020	110,782
FS Investment Corp.	40,000	4.750		5/15/2022	40,791
					220,334
IRON / STEEL - 0.6%
Carpenter Technology Corp.	300,000	4.450		3/1/2023	299,212

LEISURE TIME - 0.2%
NCL Corp. Ltd.	80,000	4.750		12/15/2021	80,864

LODGING - 0.5%
Boyd Gaming Corp.	55,000	6.875		5/15/2023	59,265
Caesars Growth Properties Holdings LLC	45,000	9.375		5/1/2022	48,713
Diamond Resorts International, Inc. - 144A	10,000	7.750		9/1/2023	10,400
Wyndham Worldwide Corp.	145,000	5.100		10/1/2025	153,230
					271,608
MEDIA - 0.6%
Cequel Communications Holdings I LLC / Cequel Capital Corp. - 144A	35,000	5.125		12/15/2021	35,656
Cequel Communications Holdings I LLC / Cequel Capital Corp. - 144A	70,000	5.125		12/15/2021	71,225
Clear Channel Worldwide Holdings, Inc.	115,000	7.625		3/15/2020	115,719
Sirius XM Radio, Inc. - 144A	105,000	5.375		7/15/2026	106,969
					329,569
METAL FABRICATE - 0.2%
Novelis Corp. - 144A	5,000	6.250		8/15/2024	5,275
Novelis Corp. - 144A	110,000	5.875		9/30/2026	111,925
					117,200
MISCELLANEOUS MANUFACTURING - 0.9%
Bombardier, Inc. - 144A	105,000	4.750		4/15/2019	107,363
General Electric Co.	341,000	5.000	+	Perpetual	355,066
					462,429
OIL & GAS - 1.9%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp. - 144A	55,000	7.875		12/15/2024	59,400
Antero Resources Corp.	60,000	5.625		6/1/2023	61,500
Cimarex Energy Co.	80,000	4.375		6/1/2024	83,712
EP Energy LLC / Everest Acquisition Finance, Inc.	15,000	8.000		11/29/2024	16,275
Helmerich & Payne International Drilling Co.	80,000	4.650		3/15/2025	83,427
Holly Frontier Corp.	135,000	5.875		4/1/2026	140,414
Matador Resources Co. - 144A	85,000	6.875		4/15/2023	90,100
Noble Holding International Ltd.	65,000	7.750		1/15/2024	64,756
Petroleos Mexicanos - 144A	125,000	6.875		8/4/2026	132,663
QEP Resources, Inc.	40,000	5.250		5/1/2023	40,000
Range Resources Corp. - 144A	90,000	5.000		3/15/2023	89,550
Sunoco Finance Corp.	155,000	6.375		4/1/2023	159,883
					1,021,680

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
PHARMACEUTICALS - 0.9%
AbbVie, Inc. ^	$80,000	2.850	5/14/2023	$77,977
AbbVie, Inc.	45,000	3.600	5/14/2025	44,365
AbbVie, Inc.	80,000	3.200	5/14/2026	75,965
Mylan NV - 144A	35,000	3.000	12/15/2018	35,297
Mylan NV - 144A	35,000	3.150	6/15/2021	34,572
Owens & Minor, Inc.	25,000	3.875	9/15/2021	25,260
Shire Acquisitions Investments Ireland DAC	60,000	2.400	9/23/2021	58,326
Teva Pharmaceutical Finance Netherlands III BV ^	80,000	3.150	10/1/2026	72,672
Valeant Pharmaceuticals International, Inc. - 144A	40,000	5.500	3/1/2023	30,500
Zoetis, Inc.	35,000	3.450	11/13/2020	36,078
				491,012
PIPELINES - 0.8%
Blue Racer Midstream LLC - 144A	30,000	6.125	11/15/2022	30,900
EnLink Midstream Partners LP	10,000	4.850	7/15/2026	10,306
Holly Energy Partners LP - 144A	10,000	6.000	8/1/2024	10,525
Kinder Morgan, Inc. ^	130,000	4.300	6/1/2025	133,711
MPLX LP	110,000	4.875	12/1/2024	115,510
Sabine Pass Liquefaction LLC	100,000	6.250	3/15/2022	112,000
				412,952
PRIVATE EQUITY - 0.4%
Apollo Management Holdings LP - 144A	135,000	4.000	5/30/2024	135,987
Icahn Enterprises Finance Corp.	45,000	5.875	2/1/2022	45,281
Icahn Enterprises Finance Corp. - 144A	25,000	6.250	2/1/2022	25,250
				206,518
REAL ESTATE - 1.3%
American Homes 4 Rent 2014-SFR2 C Trust - 144A	130,000	4.705	10/17/2036	135,765
American Homes 4 Rent 2015-SFR2 C Trust - 144A	120,000	4.691	10/17/2045	125,059
CWABS Asset-Backed Certificates 2005-1 AF5A (a)	235,179	5.132	7/25/2035	245,773
MVW Owner Trust 2016-1 - 144A	153,613	2.250	12/20/2033	150,609
Sierra Timeshare 2014-2A A Receivables Funding LLC - 144A	25,519	2.050	6/20/2031	25,467
				682,673
REITS - 5.2%
Alexandria Real Estate Equities, Inc.	80,000	3.950	1/15/2027	79,711
Brixmor Operating Partnership LP	35,000	3.875	8/15/2022	35,819
Communications Sales & Leasing, Inc. / CSL Capital LLC - 144A	110,000	7.125	12/15/2024	112,200
CoreCivic, Inc.	90,000	5.000	10/15/2022	91,013
Corporate Office Properties LP	90,000	3.700	6/15/2021	91,956
Corporate Office Properties LP	315,000	3.600	5/15/2023	306,788
Crown Castel International Corp.	15,000	3.700	6/15/2026	14,644
Digital Realty Trust LP	160,000	5.250	3/15/2021	173,625
Digital Realty Trust LP	55,000	3.950	7/1/2022	57,062
Education Realty Operating Partnership LP	135,000	4.600	12/1/2024	135,851
EPR Properties	180,000	4.750	12/15/2026	178,975
Healthcare Realty Trust, Inc.	90,000	3.875	5/1/2025	88,340
Healthcare Trust of America Holdings LP	50,000	3.375	7/15/2021	50,493
Highwoods Realty LP	150,000	3.625	1/15/2023	149,025
Hospitality Properties Trust	165,000	4.950	12/15/2027	164,792
iStar Financial, Inc.	140,000	5.000	7/1/2019	142,538
Kilroy Realty LP	135,000	4.375	10/1/2025	139,313
Kimco Realty Corp.	135,000	3.400	11/1/2022	137,269
MPT Operating Partnership LP / MPT Finance Corp.	15,000	6.375	3/1/2024	15,919
MPT Operating Partnership LP / MPT Finance Corp.	60,000	5.500	5/1/2024	61,200
MPT Operating Partnership LP / MPT Finance Corp.	5,000	5.250	8/1/2026	4,925
National Retail Properties, Inc.	40,000	4.000	11/15/2025	40,796
Retail Opportunity Investments Partnership LP	105,000	4.000	12/15/2024	100,369
Select Income REIT	140,000	4.500	2/1/2025	135,191
Starwood Property Trust, Inc. - 144A	15,000	5.000	12/15/2021	15,281
Welltower, Inc.	145,000	4.000	6/1/2025	147,814
WP Carey, Inc.	110,000	4.600	4/1/2024	112,643
				2,783,552

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2017

	Principal	Interest		Maturity
Security	Amount	Rate %		Date	Value
RETAIL - 1.6%
CVS Health Corp.	$165,000	2.875		6/1/2026	$156,738
Landry’s, Inc. - 144A	35,000	6.750		10/15/2024	36,138
PetSmart, Inc. - 144A	100,000	7.125		3/15/2023	98,500
QVC, Inc.	310,000	4.375		3/15/2023	312,889
Signet UK Finance PLC	135,000	4.700		6/15/2024	130,709
Tops Holding LLC / Tops Markets II Corp. - 144A	110,000	8.000		6/15/2022	88,550
					823,524
SEMICONDUCTORS - 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd. - 144A	60,000	3.000		1/15/2022	59,808
Broadcom Corp. / Broadcom Cayman Finance Ltd. - 144A	110,000	3.625		1/15/2024	110,308
					170,116
SOFTWARE - 0.5%
First Data Corp. - 144A	105,000	5.000		1/15/2024	106,772
Microsoft Corp.	160,000	3.300		2/6/2027	160,241
Oracle Corp.	15,000	2.400		9/15/2023	14,497
					281,510
STORAGE / WAREHOUSING - 0.1%
Lifestorage LP/CA	80,000	3.500		7/1/2026	76,794

STUDENT LOAN ABS - 0.4%
SoFi Professional Loan Program 2016-C LLC - 144A	205,000	2.360		12/27/2032	202,847

TELECOMMUNICATIONS - 2.0%
AT&T, Inc.	315,000	3.875		8/15/2021	325,902
Frontier Communications Corp.	95,000	10.500		9/15/2022	99,335
Radiate Holdco LLC / Radiate Finance, Inc.	70,000	6.625		2/15/2025	70,000
Sprint Corp. ^	170,000	7.875		9/15/2023	186,150
Telefonica Emisiones SAU	265,000	4.570		4/27/2023	280,607
T-Mobile USA, Inc.	80,000	6.375		3/1/2025	86,700
					1,048,694
TRUCKING & LEASING - 0.3%
GATX Corp.	25,000	3.250		9/15/2026	23,691
Park Aerospace Holdings Ltd. - 144A	65,000	5.500		2/15/2024	66,836
Penske Truck Leasing Co. LP - 144A	55,000	3.375		2/1/2022	55,634
					146,161
WHOLE LOAN COLLATERAL CMO - 3.4%
Agate Bay Mortgage Trust 2013-1 - 144A	155,027	3.500	+	7/25/2043	156,190
Banc of America Funding 2005-1 1A1	57,733	5.500		2/25/2035	57,870
Chase Mortgage Trust 2016-2 - 144A	107,533	3.750	+	12/25/2045	107,784
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2 2CB2	62,640	6.750	+	8/25/2034	65,642
Citigroup Mortgage Loan Trust, Inc. 2004-UST1 A3	75,676	2.927		8/25/2034	76,116
JP Morgan Mortgage Trust 2015-4 1A4 - 144A	76,825	3.500	+	6/25/2045	77,353
JP Morgan Mortgage Trust 2016-1 - 144A	180,974	3.500		5/25/2046	182,218
MASTR Alternative Loans Trust 2004-4 6A1	78,273	5.500		4/25/2034	81,351
Residential Asset Securitization Trust 2005-A1	98,136	5.500		4/25/2035	98,411
Sequoia Mortgage Trust 2014-4 -144A	100,912	3.500	+	11/25/2044	110,898
Sequoia Mortgage Trust 2015-1 A1 - 144A	100,287	3.500	+	1/25/2045	100,898
Structured Adjustable Rate Mortgage Loan Trust 2004-4 3A2	136,272	3.201	+	4/25/2034	135,920
Towd Point Mortgage Trust 2015-2 1M1 - 144A	190,000	3.250	+	11/25/2060	188,992
Towd Point Mortgage Trust 2015-3 A1B - 144A	123,792	3.000	+	3/25/2054	125,179
Towd Point Mortgage Trust 2015-6 M1 - 144A	130,000	3.750	+	4/25/2055	127,543
Towd Point Mortgage Trust 2016-2 A1 - 144A	90,001	3.000	+	8/25/2055	90,825
WaMu Mortgage Pass-Through Certificates Series 2003-S8 A2 Trust	32,229	5.000		9/25/2018	32,472
					1,815,662

TOTAL CORPORATE BONDS & NOTES (Cost - $30,622,678)					31,001,290

FOREIGN GOVERNMENT BONDS - 0.5%
Argentine Republic Government International Bond - 144A	130,000	6.875		1/26/2027	128,863
Argentine Republic Government International Bond - 144A	150,000	7.625		4/22/2046	148,650
TOTAL FOREIGN GOVERNMENT BONDS - (Cost - $272,442)					277,513

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2017

	Principal	Interest		Maturity
Security	Amount	Rate %		Date	Value
MUNICIPAL - 3.6%
New York City Transitional Finance Authority Future Tax Secured Revenue	$470,000	5.000		5/1/2040	$532,390
Rockdale County Water & Sewerage Authority	305,000	3.060		7/1/2024	309,185
San Diego County Regional Airport Authority	325,000	5.594		7/1/2043	359,102
State of California	350,000	7.600		11/1/2040	520,688
State of Texas	245,000	3.011		10/1/2026	243,883
TOTAL MUNICIPAL - (Cost - $1,993,084)					1,965,248

U.S. GOVERNMENT & AGENCY - 29.3%
U.S. GOVERNMENT AGENCY - 12.5%
Fannie Mae Pool 310041	102,419	6.500		5/1/2037	116,432
Fannie Mae Pool 735061	31,466	6.000		11/1/2034	35,802
Fannie Mae Pool 866009	34,915	6.000		3/1/2036	39,509
Fannie Mae Pool 909175	46,869	5.500		4/1/2038	54,656
Fannie Mae Pool 909220	88,557	6.000		8/1/2038	103,805
Fannie Mae Pool 938574	243,478	5.500		9/1/2036	272,416
Fannie Mae Pool 962752	37,106	5.000		4/1/2038	41,293
Fannie Mae Pool AA7001	210,627	5.000		6/1/2039	232,860
Fannie Mae Pool AL3166	240,631	3.000		3/1/2043	238,299
Fannie Mae Pool AS 5596	362,715	3.500		8/1/2045	371,031
Fannie Mae Pool AS5634	372,543	3.000		8/1/2045	369,586
Fannie Mae Pool AS5696	366,669	3.500		8/1/2045	375,076
Fannie Mae Pool AS 6311	223,925	3.500		12/1/2045	229,060
Fannie Mae Pool AS6386	919,509	3.000		12/1/2045	911,160
Fannie Mae Pool AS6522	238,343	3.500		1/1/2046	243,807
Fannie Mae Pool AS7003	475,008	3.000		4/1/2046	470,693
Fannie Mae Pool AS7026	500,238	4.000		4/1/2046	525,244
Fannie Mae Pool AX3195	331,393	4.000		9/1/2044	347,912
Fannie Mae Pool BC7198	434,998	3.500		6/1/2046	444,972
Fannie Mae Pool MA2495	522,116	3.500		1/1/2046	534,087
Freddie Mac Gold Pool G01980	251,339	5.000		12/1/2035	279,570
Freddie Mac Gold Pool G05888	45,585	5.500		10/1/2039	50,612
Freddie Mac Gold Pool G08702	332,868	3.500		4/1/2046	340,333
					6,628,215
U.S. TREASURY OBLIGATIONS - 16.8%
United States Treasury Bond	590,000	1.375		4/30/2020	586,681
United States Treasury Bond	2,120,000	3.125		2/15/2043	2,152,007
United States Treasury Bond	335,000	2.500		2/15/2046	298,294
United States Treasury Note ^	6,330,000	1.625		2/15/2026	5,913,233
					8,950,215

TOTAL U.S. GOVERNMENT & AGENCY (Cost - $16,069,702)					15,578,430

BANK LOANS - 4.7%
AGRICULTURE - 0.1%
NVA Holdings, Inc.	40,000	8.000	+	8/14/2022	40,167

AUTO MANUFACTURERS - 0.2%
Navistar, Inc.	84,786	6.500	+	8/8/2020	86,058

BIOTECHNOLOGY - 0.1%
Concordia Healthcare Corp.	45,540	5.288	+	10/20/2021	35,806

CHEMICALS - 0.0%
Ineos US Finance LLC	6,895	4.285	+	4/1/2022	6,942

COMMERCIAL SERVICES - 0.4%
CHG Healthcare Services, Inc.	66,833	4.750	+	6/8/2023	67,659
Laureate Education, Inc.	47,315	8.515	+	3/16/2021	47,885
Sedgwick Claims Management Services, Inc.	85,000	6.750	+	2/28/2022	85,266
					200,810
COMPUTERS - 0.0%
Western Digital	9,950	4.789	+	4/28/2023	10,059

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2017

	Principal	Interest		Maturity
Security	Amount	Rate %		Date	Value
ELECTRIC - 0.4%
NRG Energy, Inc.	$157,819	3.248	+	6/30/2023	$158,621
Texas Competitive Electric Holdings Company LLC	47,449	5.035	+	8/4/2023	47,716
Texas Competitive Electric Holdings Company LLC	10,714	5.035	+	8/4/2023	10,774
					217,111
ENTERTAINMENT - 0.1%
CDS US Intermediate Holdings, Inc.	28,638	5.000	+	7/8/2022	28,913
Penn National Gaming, Inc.	15,000	3.541	+	1/20/2024	15,144
					44,057
ENVIRONMENTAL CONTROL - 0.0%
Advanced Disposal Services, Inc.	11,342	3.789	+	11/10/2023	11,466

FOOD - 0.2%
Albertsons LLC	75,052	4.035	+	8/24/2021	76,048
JBS USA	35,000	3.534	+	10/30/2022	35,160
					111,208
HEALTHCARE - 0.4%
American Renal Holdings, Inc.	24,320	4.750	+	8/20/2019	24,325
CHG Healthcare Services, Inc.	53,175	4.000	+	1/28/2021	50,433
MPH Acquisition Holdings LLC	29,695	5.000	+	6/8/2023	30,168
Quorum Health Corp.	60,240	6.785	+	4/28/2022	59,784
Surgery Center	67,755	4.759	+	11/4/2020	68,687
					233,397
HOME FURNISHINGS - 0.1%
Floor and Decor Outlets of America	56,858	5.285	+	9/30/2023	57,355

INVESTMENT COMPANIES - 0.9%
TKC Holdings, Inc.	150,000	5.280	+	1/31/2023	149,250
UFC Holdings LLC	313,840	5.000	+	8/18/2023	316,021
					465,271
LODGING - 0.5%
Boyd Gaming	31,920	3.998	+	9/16/2023	32,316
Caesars Entertainment, Inc.	109,436	7.000	+	10/12/2020	110,716
Caesars Growth Partners	54,859	6.250	+	5/8/2021	55,328
Station Casino LLC	47,760	4.025	+	6/8/2023	48,032
					246,392
MACHINERY - DIVERSIFIED - 0.1%
Zodiac Pool Solutions LLC	80,000	5.500	+	12/20/2023	80,850

MEDIA - 0.1%
McGraw-Hill Global Education Holdings LLC	63,680	5.035	+	5/4/2022	60,668

MISCELLANEOUS MANUFACTURING - 0.1%
US Farathane LLC	77,336	5.750	+	12/23/2021	77,917

OIL & GAS - 0.1%
Jonah Energy LLC	62,000	7.535	+	5/12/2021	60,760

PACKAGING & CONTAINERS - 0.1%
Anchor Glass Container corp.	25,000	4.261	+	12/8/2023	25,301

PHARMACEUTICALS - 0.0%
Grifols Worldwide Operations	20,000	3.282	+	2/1/2025	20,135

REAL ESTATE - 0.1%
Capital Automotive LP	31,547	6.035	+	4/30/2020	31,919

RETAIL - 0.2%
84 Lumber	85,000	6.787	+	10/24/2023	86,169

SEMICONDUCTORS - 0.1%
ON Semiconductor Corp.	33,915	4.285	+	4/1/2023	34,357

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2017

	Principal	Interest		Maturity
Security	Amount	Rate %		Date	Value
SOFTWARE - 0.3%
Donnelley Financial Solutions, Inc.	$24,857	5.034	+	9/28/2023	$25,178
First Data Corp.	87,698	4.032	+	7/8/2022	88,827
Rackspace Hosting	27,000	4.500	+	11/4/2023	27,297
					141,302
TELECOMMUNICATIONS - 0.1%
UPC Financing Partnership	43,013	4.332	+	8/31/2024	43,151

TRUCKING & LEASING - 0.0%
Avolon Holdings Ltd.	5,000	3.793	+	1/20/2022	5,069

TOTAL BANK LOANS - (Cost - $2,422,008)					2,433,697

PREFERRED STOCK - 0.6%
BANKS - 0.6%
Zions Bancorporation - (Cost - $270,000)	10,800	6.950	+	9/15/2028	316,008

	Shares
SHORT-TERM INVESTMENT - 3.0%
MONEY MARKET FUND - 3.0%
Fidelity Institutional Money Market Funds - Government Portfolio
(Cost - $1,608,590)	1,608,590	0.287	+		1,608,590

COLLATERAL FOR SECURITIES LOANED - 13.9%
Mount Vernon Prime Portfolio (Cost - $7,425,296)	7,425,296	0.670	+		7,425,296

TOTAL INVESTMENTS - 113.9% (Cost - $60,683,800) (c)					$60,606,072
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.9)%					(7,403,440)
NET ASSETS - 100.0%					$53,202,632

LLC - Limited Liability Corporation

ABS - Asset Backed Security

MBS - Mortgage Back Security

CMO - Collateralized Mortgage Obligation

LP - Limited Partnership

REIT - Real Estate Investment Trust

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

^	All or a portion of these securities are on loan. Total loaned securities had a value of $7,381,247 at January 31, 2017.

+	Variable rate security. Interest rate is as of January 31, 2017.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $10,128,992 or 19.0% of net assets.

(a)	Step-Up Bond; the interest rate shown is the rate in effect as of January 31, 2017.

(b)	Payment - in - Kind.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $60,683,800 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:

Unrealized Appreciation:	870,414
Unrealized Depreciation:	(948,142)
Net Unrealized Depreciation:	(77,728)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund
January 31, 2017

Security				Shares	Value
EXCHANGE TRADED FUNDS - 52.3%
DEBT FUNDS - 9.7%
iShares TIPS Bond ETF				14,538	$1,659,949
SPDR Bloomberg Barclays High Yield Bond ETF ^				45,534	1,680,660
					3,340,609
EQUITY FUNDS - 42.6%
iShares Currency Hedged MSCI Germany ETF				74,134	1,944,906
iShares Currency Hedged MSCI Japan ETF				118,751	3,304,840
SPDR S&P 500 ETF Trust ^				41,065	9,343,519
					14,593,265
TOTAL EXCHANGE TRADED FUNDS (Cost - $15,399,241)					17,933,874

OPTIONS * - 13.7%
CALL OPTION ON FUTURES PURCHASED - 11.3%				Contacts +
Swiss Market Index, Expiration March 17, 2017
Exercise Price CHF 8,070				80	19,250
US 10 Year Future, Expiration March 17, 2017
Exercise Price $111				287	3,865,531
					3,884,781
PUT OPTIONS ON FUTURES PURCHASED - 2.4%
Euro-Bund Option, Expiration March 17, 2017
Exercise Price $177				49	787,431
Euro Stoxx, Expiration March 17, 2017
Exercise Price $2,750				207	11,186
Nikkei 225 Option, Expiration March 17, 2017
Exercise Price JPY 16,500				37	5,423
S&P 500 E-Mini Option, Expiration March 17, 2017
Exercise Price $2,050				54	10,530
					814,570
TOTAL OPTIONS (Cost - $4,945,243)					4,699,351

	Principal	Discount
	Amount ($)	Rate		Maturity
SHORT-TERM INVESTMENTS - 36.6%
U.S. GOVERNMENT SECURITIES - 22.8%
US Treasury Bill ++	6,515,000	0.0775%		2/16/2017	6,513,724
US Treasury Bill	1,300,000	0.2477%		3/16/2017	1,299,177
					7,812,901
MONEY MARKET - 13.8%	Shares	Interest Rate
Morgan Stanley Institutional Liquidity Fund	4,720,018	0.3100	% ^^		4,720,018
TOTAL SHORT-TERM INVESTMENTS - (Cost - $12,532,919)					12,532,919

COLLATERAL FOR SECURITIES LOANED - 16.4%
Mount Vernon Prime Portfolio (Cost - $5,627,296)		0.9600	% +		5,627,296

TOTAL INVESTMENTS - 119.0% (Cost - $38,504,699) (a)					$40,793,440
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.0)%					(6,530,363)
NET ASSETS - 100.0%					$34,263,077

					Unrealized
					Appreciation
Open Futures Contracts				Contracts	(Depreciation)
LONG FUTURES CONTRACTS ** - 1.2%
Amsterdam index Future, February 2017
(Underlying Face Amount at Value $307,935)				3	$(680)
AUST 10 YR Bond Future, March 2017
(Underlying Face Amount at Value $11,784,937)				121	239,859
CAC 40 10 Euro Future, February 2017
(Underlying Face Amount at Value $718,288)				14	(10,795)
CAN 10 YR Bond Future, March 2017
(Underlying Face Amount at Value $4,111,340)				39	31,293
Euro Stoxx 50 Future, March 2017
(Underlying Face Amount at Value $314,548)				9	28,634
FTSE 100 Index Future, March 2017
(Underlying Face Amount at Value $3,102,382)				35	73,887

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund (Continued)
January 31, 2017

		Unrealized
		Appreciation
Open Futures Contracts	Contracts	(Depreciation)
LONG FUTURES CONTRACTS ** - 1.2% (Continued)
IBEX - 35 Index Future, February 2017
(Underlying Face Amount at Value $302,861)	3	$2,122
Nikkei 225 Index Future, March 2017
(Underlying Face Amount at Value $168,688)	2	7,447
S&P/TSX 60 IX Future, March 2017
(Underlying Face Amount at Value $278,397)	2	5,096
SPI 200 Future, March 2017
(Underlying Face Amount at Value $1,686,832)	16	43,244
TOPIX Index Future, March 2017
(Underlying Face Amount at Value $539,018)	4	5,739
TOTAL FUTURES CONTRACTS PURCHASED		425,846

SHORT FUTURES CONTRACTS ** - (0.4)%
Euro-Bund Future, March 2017
(Underlying Face Amount at Value $3,153,852)	(18)	(56,631)
FTSE/MIB Index Future, March 2017
(Underlying Face Amount at Value $200,719)	(2)	6,068
Hang Seng Index Future, February 2017
(Underlying Face Amount at Value $150,348)	(1)	(2,579)
Long Gilt Future March 2017
(Underlying Face Amount at Value $9,506,296)	(61)	(103,376)
S&P 500 EMINI Future, March 2017
(Underlying Face Amount at Value $682,350)	(6)	6,713
S&P 500 EMINI Future, March 2017
(Underlying Face Amount at Value $682,350)	(6)	6,713
10-Year US Treasury Note Future, March 2017
(Underlying Face Amount at Value $1,742,563)	(14)	(7,967)
TOTAL FUTURES CONTRACTS SOLD		(151,059)

WRITTEN PUT FUTURE OPTIONS *- 0.1%
Swiss Market Index, Expiration March 17, 2017
Exercise Price CHF 8,070 ( Premium - $19,056)	(80)	9,692

ETF - Exchange Traded Fund

*	Non income producing security.

+	Each option contract allows holder to purchase/sell 100 shares of the underlying security at the exercise price.

++	All or part of the security was held as collateral for futures outstanding as of January 31, 2017.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $5,511,218.

^^	Variable rate security. Interest rate is as of January 31, 2017.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices, debt securities and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (Excluding futures and written options) is $38,504,699 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:

Unrealized Appreciation:	$2,585,920
Unrealized Depreciation:	(297,179)
Net Unrealized Appreciation:	$2,288,741

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
January 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BONDS & NOTES - 95.6%
AIRLINES - 1.2%
Air Canada - 144A ^	$360,000	7.7500%	4/15/2021	$406,800
American Airlines Group, Inc. - 144A ^	535,000	4.6250	3/1/2020	541,714
UAL 2007-1 Pass Through Trust	172,576	6.6360	7/2/2022	183,759
				1,132,273
AUTO MANUFACTURERS - 0.7%
Fiat Chrysler Automobiles NV ^	715,000	5.2500	4/15/2023	736,450

AUTO PARTS & EQUIPMENT - 0.3%
TI Group Automotive Systems LLC - 144A	250,000	8.7500	7/15/2023	270,000

BEVERAGES - 0.5%
Cott Beverages, Inc. ^	445,000	5.3750	7/1/2022	457,349

BUILDING MATERIALS - 2.2%
Griffon Corp.	480,000	5.2500	3/1/2022	486,600
James Hardie International Finance Ltd - 144A	500,000	5.8750	2/15/2023	522,500
Masonite International Corp. - 144A	265,000	5.6250	3/15/2023	275,600
Summit Materials LLC / Summit Materials Finance Corp.	470,000	6.1250	7/15/2023	487,625
US Concrete, Inc. - 144A	320,000	6.3750	6/1/2024	339,600
				2,111,925
CHEMICALS - 1.0%
Blue Cube Spinco, Inc. ^	350,000	9.7500	10/15/2023	417,375
Blue Cube Spinco, Inc.	180,000	10.0000	10/15/2025	218,700
Platform Specialty Products Corp. - 144A ^	295,000	6.5000	2/1/2022	302,375
				938,450
COMMERCIAL SERVICES - 2.8%
ADT Corp. ^	160,000	3.5000	7/15/2022	152,000
ADT Corp. - 144A	280,000	4.8750	7/15/2032	226,800
ADT Corp. ^	275,000	6.2500	10/15/2021	300,437
Cardtronics, Inc.	570,000	5.1250	8/1/2022	581,400
Jaguar Holding Co II - 144A	505,000	6.3750	8/1/2023	536,562
Live Nation Entertainment, Inc. - 144A	555,000	5.3750	6/15/2022	582,056
Nielsen Co Luxembourg SARL - 144A	325,000	5.0000	2/1/2025	323,375
				2,702,630
COMPUTERS - 5.7%
Diamond 1 & 2 Finance Corp. - 144A	140,000	6.0200	6/15/2026	151,423
Diamond 1 & 2 Finance Corp. - 144A ^	1,495,000	8.1000	7/15/2036	1,810,186
Diamond 1 & 2 Finance Corp. - 144A	110,000	7.1250	6/15/2024	120,502
Seagate HDD Cayman	595,000	5.7500	12/1/2034	537,062
Seagate HDD Cayman	590	4.8750	6/1/2027	555,438
Western Digital Corp. - 144A ^	2,075,000	10.5000	4/1/2024	2,448,500
				5,623,111

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
DIVERSIFIED FINANCIAL SERVICES - 4.2%
Ally Financial, Inc. ^	$1,020,000	5.7500%	11/20/2025	$1,039,125
Ally Financial, Inc.	790,000	8.0000	11/1/2031	942,075
Ally Financial, Inc.	345,000	4.2500	4/15/2021	349,312
Fly Leasing Ltd.	290,000	6.3750	10/15/2021	302,325
International Lease Finance Corp.	760,000	8.6250	1/15/2022	927,922
Navient Corp.	235,000	6.6250	7/26/2021	239,700
Navient Corp.	235,000	7.2500	9/25/2023	237,937
Navient Corp.	100,000	7.2500	1/25/2022	103,250
				4,141,646
ELECTRIC - 3.6%
Calpine Corp.	350,000	5.7500	1/15/2025	343,875
Calpine Corp. ^	515,000	5.3750	1/15/2023	509,850
Dynegy, Inc.	540,000	6.7500	11/1/2019	556,875
Dynegy, Inc. ^	955,000	7.3750	11/1/2022	947,837
NRG Energy, Inc. - 144A	360,000	7.2500	5/15/2026	378,450
NRG Energy, Inc.	315,000	6.6250	3/15/2023	326,025
NRG Energy, Inc. - 144A	460,000	6.6250	1/15/2027	458,850
				3,521,762
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
Belden, Inc. - 144A	365,000	5.5000	9/1/2022	378,687
WESCO Distribution, Inc.	435,000	5.3750	12/15/2021	453,487
				832,174
ENTERTAINMENT - 2.8%
Eldorado Resorts, Inc. ^	230,000	7.0000	8/1/2023	246,100
Jacobs Entertainment, Inc. - 144A	375,000	7.8750	2/1/2024	386,719
Lions Gate Entertainment Corp. - 144A ^	375,000	5.8750	11/1/2024	383,437
Pinnacle Entertainment, Inc. - 144A	160,000	5.6250	5/1/2024	162,709
Regal Entertainment Group	550,000	5.7500	6/15/2023	572,000
Scientific Games International, Inc. - 144A ^	225,000	7.0000	1/1/2022	241,594
Scientific Games International, Inc.	755,000	10.0000	12/1/2022	777,363
				2,769,922
FOOD - 1.0%
JBS USA LLC - 144A	655,000	5.8750	7/15/2024	679,562
JBS USA LLC - 144A	270,000	5.7500	6/15/2025	278,505
				958,067
GAS - 1.0%
AmeriGas Partners LP	375,000	5.5000	5/20/2025	385,781
NGL Energy Partners LP / NGL Energy Finance Corp.	270,000	6.8750	10/15/2021	279,450
NGL Energy Partners LP / NGL Energy Finance Corp. - 144A	260,000	7.5000	11/1/2023	274,950
				940,181
HEALTHCARE-PRODUCTS - 1.4%
Kinetic Concepts, Inc. / KCI USA, Inc. - 144A	310,000	7.8750	2/15/2021	335,575
Kinetic Concepts, Inc. / KCI USA, Inc. - 144A	380,000	9.6250	10/1/2021	407,835
Mallinckrodt International Finance SA ^	560,000	4.7500	4/15/2023	464,800
Mallinckrodt International Finance SA - 144A ^	165,000	5.7500	8/1/2022	153,862
				1,362,072

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
HEALTHCARE-SERVICES - 4.3%
Centene Corp.	$395,000	6.1250%	2/15/2024	$420,675
Envision Healthcare Corp. - 144A ^	475,000	5.1250	7/1/2022	485,688
Envision Healthcare Corp. ^	365,000	5.6250	7/15/2022	377,319
HCA, Inc.	455,000	7.5000	2/15/2022	518,700
HCA, Inc.	370,000	5.3750	2/1/2025	377,862
HealthSouth Corp.	350,000	5.7500	11/1/2024	357,437
MEDNAX, Inc. - 144A	290,000	5.2500	12/1/2023	300,150
Select Medical Corp. ^	750,000	6.3750	6/1/2021	746,250
Tenet Healthcare Corp.	400,000	6.0000	10/1/2020	423,000
Tenet Healthcare Corp. - 144A	220,000	7.5000	1/1/2022	236,500
				4,243,581
HOME BUILDERS - 0.7%
William Lyon Homes, Inc.	655,000	8.5000	11/15/2020	688,569

HOME FURNISHINGS - 0.7%
Tempur Sealy International, Inc.	250,000	5.5000	6/15/2026	246,875
Tempur Sealy International, Inc. ^	390,000	5.6250	10/15/2023	394,875
				641,750
HOUSEHOLD PRODUCTS - 0.3%
Spectrum Brands, Inc. ^	320,000	5.7500	7/15/2025	336,000

INDUSTRIALS - 0.7%
Herc Rentals, Inc. - 144A ^	575,000	7.5000	6/1/2022	623,875
Herc Rentals, Inc. - 144A	60,000	7.7500	6/1/2024	65,250
				689,125
IRON/STEEL - 0.7%
United States Steel Corp. ^	375,000	7.3750	4/1/2020	403,594
United States Steel Corp. - 144A	250,000	8.3750	7/1/2021	278,125
				681,719
LEISURE TIME - 0.4%
NCL Corp. Ltd. - 144A ^	400,000	4.6250	11/15/2020	411,000

LODGING - 1.6%
Hilton Grand Vacations Borrower LLC - 144A	157,000	6.1250	12/1/2024	164,850
MGM Resorts International	325,000	4.6250	9/1/2026	316,469
MGM Resorts International ^	950,000	7.7500	3/15/2022	1,108,840
				1,590,159
MEDIA - 12.1%
Altice Financing SA - 144A	545,000	6.6250	2/15/2023	572,250
Cablevision Systems Corp. ^	995,000	5.8750	9/15/2022	1,002,463
CBS Radio, Inc. -144A	150,000	7.2500	11/1/2024	156,655
Cequel Communications Holdings I LLC - 144A	565,000	6.3750	9/15/2020	581,950
Clear Channel Worldwide Holdings, Inc. ^	740,000	6.5000	11/15/2022	776,260
Clear Channel Worldwide Holdings, Inc.	740,000	7.6250	3/15/2020	744,625
CSC Holdings LLC	245,000	6.7500	11/15/2021	266,682
CSC Holdings LLC ^	170,000	5.2500	6/1/2024	171,275
CSC Holdings LLC - 144A ^	325,000	10.1250	1/15/2023	377,611
DISH DBS Corp.	280,000	6.7500	6/1/2021	301,526
DISH DBS Corp.	370,000	7.7500	7/1/2026	415,096

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
MEDIA (CONTINUED) - 12.1%
Gray Television, Inc. - 144A	$90,000	5.1250%	10/15/2024	$88,650
Gray Television, Inc. - 144A ^	275,000	5.8750	7/15/2026	273,969
Mediacom LLC.	660,000	7.2500	2/15/2022	685,839
Nexstar Broadcasting, Inc. - 144A ^	325,000	6.1250	2/15/2022	338,650
Nexstar Broadcasting, Inc. ^	1,140,000	6.8750	11/15/2020	1,185,144
Radio One, Inc. - 144A	650,000	7.3750	4/15/2022	669,500
SFR Group SA - 144A	680,000	6.0000	5/15/2022	702,100
SFR Group SA - 144A	750,000	6.2500	5/15/2024	757,500
Sinclair Television Group, Inc. - 144A ^	265,000	5.6250	8/1/2024	270,300
Time, Inc. - 144A	245,000	5.7500	4/15/2022	252,962
Townsquare Media, Inc. - 144A ^	400,000	6.5000	4/1/2023	383,400
Tribune Media Co. ^	380,000	5.8750	7/15/2022	385,700
Videotron Ltd.	425,000	5.0000	7/15/2022	443,594
				11,803,701
MINING - 2.9%
FMG Resources August 2006 Pty Ltd. - 144A ^	310,000	9.7500	3/1/2022	361,150
Freeport-McMoRan, Inc.	600,000	5.4500	3/15/2043	519,000
Freeport-McMoRan, Inc. ^	530,000	3.1000	3/15/2020	528,675
Teck Resources Ltd.	375,000	4.5000	1/15/2021	383,437
Teck Resources Ltd. ^	430,000	6.2500	7/15/2041	443,975
Teck Resources Ltd.	630,000	5.2000	3/1/2042	589,050
				2,825,287
MICELLANEOUS MANUFACTURING - 0.5%
Bombardier, Inc. - 144A	450,000	8.7500	12/1/2021	487,687

OFFICE/BUSINESS EQUIPMENT - 0.3%
CDW Finance Corp.	240,000	5.5000	12/1/2024	251,100

OIL & GAS - 9.4%
Alta Mesa Holdings LP - 144A	430,000	7.8750	12/15/2024	464,400
Antero Resources Corp. ^	580,000	5.3750	11/1/2021	597,400
Antero Resources Corp.	240,000	5.1250	12/1/2022	243,000
Carrizo Oil & Gas, Inc. ^	525,000	7.5000	9/15/2020	546,000
Continental Resources, Inc. ^	655,000	4.9000	6/1/2044	579,675
Ensco PLC	530,000	5.7500	10/1/2044	427,975
EP Energy LLC - 144A	455,000	8.0000	11/29/2024	493,675
Gulfport Energy Corp. - 144A ^	240,000	6.0000	10/15/2024	245,700
Noble Holding International Ltd.	350,000	6.0500	3/1/2041	273,000
Noble Holding International Ltd.	275,000	7.7500	1/15/2024	273,969
Oasis Petroleum, Inc. ^	480,000	6.8750	3/15/2022	494,400
PBF Holding Co LLC	255,000	7.0000	11/15/2023	260,738
PDC Energy, Inc. - 144A ^	335,000	6.1250	9/15/2024	351,750
Sanchez Energy Corp. ^	745,000	6.1250	1/15/2023	718,925
Sunoco LP / Sunoco Finance Corp.	95,000	6.2500	4/15/2021	97,642
Sunoco LP / Sunoco Finance Corp.	235,000	6.3750	4/1/2023	242,403
Transocean, Inc. - 144A ^	255,000	9.0000	7/15/2023	272,691
Transocean, Inc.	415,000	8.1250	12/15/2021	431,600
Transocean, Inc. ^	595,000	6.8000	3/15/2038	481,950
Unit Corp	535,000	6.6250	5/15/2021	533,663
Western Refining, Inc.	570,000	6.2500	4/1/2021	592,800
WPX Energy, Inc. ^	520,000	6.0000	1/15/2022	543,400
				9,166,756

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
OIL & GAS SERVICES - 1.5%
McDermott International, Inc. - 144A	$725,000	8.0000%	5/1/2021	$746,750
SESI LLC	300,000	6.3750	5/1/2019	302,625
SESI LLC ^	380,000	7.1250	12/15/2021	391,875
				1,441,250
PACKAGING & CONTAINERS - 0.7%
Reynolds Group Issuer, Inc.	670,000	5.7500	10/15/2020	690,656

PHARMACEUTICALS - 1.8%
Endo Finance LLC - 144A	425,000	5.7500	1/15/2022	372,406
Valeant Pharmaceuticals International, Inc. - 144A ^	595,000	6.3750	10/15/2020	524,344
Valeant Pharmaceuticals International, Inc. - 144A	725,000	5.3750	3/15/2020	626,219
Valeant Pharmaceuticals International, Inc. - 144A	275,000	6.7500	8/15/2021	233,750
				1,756,719
PIPELINES - 6.9%
Blue Racer Midstream LLC. - 144A	400,000	6.1250	11/15/2022	412,000
DCP Midstream LLC - 144A	180,000	4.7500	9/30/2021	184,500
DCP Midstream LLC - 144A	915,000	5.8500	5/21/2043	825,788
DCP Midstream Operating LP	260,000	3.8750	3/15/2023	252,200
MPLX LP	430,000	4.5000	7/15/2023	449,597
NGPL PipeCo LLC - 144A ^	320,000	7.7680	12/15/2037	355,200
Rockies Express Pipeline LLC - 144A	525,000	5.6250	4/15/2020	559,125
Rockies Express Pipeline LLC - 144A	630,000	6.8750	4/15/2040	650,475
Sabine Pass Liquefaction LLC	735,000	6.2500	3/15/2022	823,200
Sabine Pass Liquefaction LLC	350,000	5.6250	3/1/2025	381,500
Sabine Pass Liquefaction LLC - 144A	560,000	5.0000	3/15/2027	589,400
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A	250,000	5.5000	9/15/2024	255,000
Targa Resources Partners Finance Corp.	365,000	5.2500	5/1/2023	375,950
Williams Partners LP	170,000	5.1000	9/15/2045	170,443
Williams Partners LP	115,000	4.8750	5/15/2023	118,638
Williams Partners LP	360,000	4.8750	3/15/2024	372,619
				6,775,635
PRIVATE EQUITY - 0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	500,000	5.8750	2/1/2022	503,125
Icahn Enterprises LP / Icahn Enterprises Finance Corp. - 144A	80,000	6.2500	2/1/2022	80,800
Icahn Enterprises LP / Icahn Enterprises Finance Corp. - 144A	145,000	6.7500	2/1/2024	144,855
				728,780
REAL ESTATE - 0.9%
Realogy Group LLC - 144A ^	855,000	5.2500	12/1/2021	884,925

REITS - 2.8%
CyrusOne Finance Corp.	840,000	6.3750	11/15/2022	890,400
Equinix, Inc.	175,000	5.3750	1/1/2022	185,938
Equinix, Inc.	250,000	5.8750	1/15/2026	266,250
FelCor Lodging LP	720,000	5.6250	3/1/2023	748,800
GEO Group, Inc.	140,000	5.1250	4/1/2023	138,250
RHP Hotel Properties LP	480,000	5.0000	4/15/2021	492,000
				2,721,638

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
RETAIL - 1.2%
Dollar Tree, Inc. ^	$420,000	5.7500%	3/1/2023	$446,880
JC Penney Corp, Inc.	345,000	8.1250	10/1/2019	366,994
PetSmart, Inc. - 144A ^	400,000	7.1250	3/15/2023	394,000
				1,207,874
SEMICONDUCTORS - 1.6%
Micron Technology, Inc. - 144A	90,000	7.5000	9/15/2023	100,125
Micron Technology, Inc. - 144A	300,000	5.6250	1/15/2026	301,950
Micron Technology, Inc. - 144A	615,000	5.2500	8/1/2023	619,613
Micron Technology, Inc. ^	135,000	5.8750	2/15/2022	140,821
Qorvo, Inc.	330,000	6.7500	12/1/2023	360,921
				1,523,430
SOFTWARE - 1.5%
First Data Corp. - 144A	220,000	5.0000	1/15/2024	223,714
First Data Corp. - 144A ^	930,000	7.0000	12/1/2023	988,590
Nuance Communications, Inc. - 144A	292,000	5.3750	8/15/2020	299,483
				1,511,787
TELECOMMUNICATIONS - 11.3%
Anixter, Inc.	425,000	5.1250	10/1/2021	444,656
Anixter, Inc.	255,000	5.5000	3/1/2023	266,794
CenturyLink, Inc.	280,000	7.6000	9/15/2039	257,790
CenturyLink, Inc.	220,000	6.4500	6/15/2021	234,850
CenturyLink, Inc. ^	370,000	5.6250	4/1/2020	391,738
Cincinnati Bell, Inc. - 144A	315,000	7.0000	7/15/2024	333,506
Cogent Communications Finance, Inc. - 144A	460,000	5.6250	4/15/2021	470,350
CommScope, Inc. - 144A	200,000	5.5000	6/15/2024	207,000
EarthLink Holdings Corp.	960,000	7.3750	6/1/2020	1,015,200
Frontier Communications Corp.	265,000	10.5000	9/15/2022	277,092
Frontier Communications Corp. ^	115,000	6.2500	9/15/2021	108,100
Frontier Communications Corp. ^	465,000	6.8750	1/15/2025	391,763
Frontier Communications Corp.	480,000	8.5000	4/15/2020	513,288
Frontier Communications Corp.	855,000	9.2500	7/1/2021	895,613
GCI, Inc. ^	335,000	6.8750	4/15/2025	350,075
Intelsat Jackson Holdings SA - 144A ^	240,000	8.0000	2/15/2024	249,600
Level 3 Financing, Inc.	330,000	5.1250	5/1/2023	333,300
Qwest Corp.	210,000	6.7500	12/1/2021	231,380
Sprint Capital Corp.	475,000	6.8750	11/15/2028	490,438
Sprint Corp.	495,000	7.2500	9/15/2021	531,630
Sprint Corp. ^	705,000	7.8750	9/15/2023	771,975
Sprint Corp. ^	830,000	7.1250	6/15/2024	869,425
West Corp. - 144A ^	545,000	5.3750	7/15/2022	526,606
Windstream Services LLC ^	555,000	7.7500	10/1/2021	568,992
Windstream Services LLC ^	350,000	7.7500	10/15/2020	359,188
				11,090,349

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2017

	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
TRANSPORTATION - 0.8%
Watco Cos LLC - 144A	$730,000	6.3750%		4/1/2023	$768,325
					768,325

TOTAL BONDS & NOTES (Cost - $89,214,928)					93,415,814
		Interest
Security	Shares	Rate
SHORT-TERM INVESTMENT - 3.6%
MONEY MARKET FUND - 3.6%
First American Government Obligations Fund, 0.45%	3,501,818	0.45	%+		3,501,818
TOTAL SHORT-TERM INVESTMENT (Cost - $3,501,818)

COLLATERAL FOR SECURITIES LOANED - 22.6%
Mount Vernon Prime Portfolio (Cost - $22,131,048)	22,131,048	0.96	%+		22,131,048

TOTAL INVESTMENTS - 121.8% (Cost - $114,847,794)					$119,048,680
LIABILITIES LESS OTHER ASSETS - (21.8)%					(21,302,092)
NET ASSETS - 100.0%					$97,746,588

^	All or a portion of these securities are on loan. Total loaned securities had a value of $21,610,799 at January 31, 2017.

+	Variable rate security. Interest rate is as of January 31, 2017.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

LLC - Limited Liability Corporation

LP - Limited Partnership

REITS - Real Estate Investment Trusts.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $114,849,433 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$4,522,145
Unrealized Depreciation	(322,898)
Net Unrealized Appreciation	$4,199,247

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund
January 31, 2017

	Principal		Interest
Security	Amount		Rate %		Maturity Date	Value
CORPORATE BONDS & NOTES - 40.2%
AGRICULTURE - 2.3%
BAT International Finance PLC	$400,000	EUR	0.8750		10/13/2023	$427,107
Imperial Brands Finance PLC	200,000	EUR	2.2500		2/26/2021	230,617
						657,724
AUTO MANUFACTURERS - 2.2%
BMW Finance NV	350,000	EUR	0.7500		4/15/2024	376,832
FCE Bank PLC	200,000	EUR	1.8750		6/24/2021	225,462
						602,294
BANKS - 13.2%
ABN AMRO Bank NV	200,000	EUR	6.3750		4/27/2021	262,730
Banco de Sabadell SA	200,000	EUR	0.6250		11/3/2020	219,737
BNP Paribas SA	200,000	EUR	2.8750		9/26/2023	244,387
BPCE SA	200,000	EUR	4.6250		7/18/2023	251,341
CaixaBank SA	300,000	EUR	0.6250		11/12/2020	330,065
Credit Agricole SA/London	100,000	EUR	3.8750		2/13/2019	116,676
Danske Bank A/S	250,000	EUR	0.5000		5/6/2021	272,535
HSBC Holdings PLC	200,000	EUR	6.0000		6/10/2019	245,183
Intesa Sanpaolo SpA	200,000	EUR	4.3750		10/15/2019	238,268
KBC Group NV	200,000	EUR	2.3750	+	11/25/2024	223,824
Lloyds Bank PLC	150,000	EUR	6.5000		3/24/2020	190,020
National Australia Bank Ltd.	100,000	GBP	5.1250		12/9/2021	147,707
Santander UK PLC	100,000	EUR	2.0000		1/14/2019	112,105
Societe Generale SA	100,000	EUR	0.7500		5/26/2023	108,111
Societe Generale SA	200,000	EUR	4.0000		6/7/2023	243,556
UBS AG/London	200,000	GBP	6.6250		4/11/2018	204,963
Westpac Banking Corp	250,000	EUR	2.1250		7/9/2019	285,226
						3,696,434
BEVERAGES - 1.8%
Anheuser-Busch InBev SA/NV	250,000	USD	0.8750		3/17/2022	276,102
Pernod Richard SA	200,000	EUR	1.5000		5/18/2026	216,700
						492,802
CHEMICALS - 3.0%
Air Liquide Finance SA	400,000	EUR	0.7500		6/13/2024	431,115
Linde Finance BV	350,000	EUR	3.1250		12/12/2018	400,802
						831,917
ELECTRIC - 3.5%
Enel Finance International NV	200,000	EUR	1.9660		1/27/2025	225,305
Engie SA	200,000	EUR	2.3750		5/19/2026	240,266
Engie SA	150,000	GBP	7.0000		10/30/2028	277,376
Iberdrola Finanzas SAU	200,000	EUR	4.1250		3/23/2020	242,866
						985,813
ELECTRONICS - 0.4%
Trionista Holdco GmbH	100,000	EUR	5.0000		4/30/2020	110,885

ENGINEERING & CONSTRUCTION - 1.4%
ABB Finance BV	350,000	EUR	2.6250		3/26/2019	399,727

ENTERTAINMENT - 0.5%
CPUK Finance Ltd.	100,000	GBP	7.0000		8/28/2020	133,680

FOOD - 0.8%
Danone SA	200,000	EUR	0.7090		11/3/2024	211,268

INSURANCE - 3.1%
Aviva PLC	100,000	EUR	3.3750	+	12/12/2045	105,061
AXA SA	150,000	EUR	5.2500	+	4/16/2040	180,316
CNP Assurances	100,000	EUR	1.8750		10/20/2022	108,781
Great-West Lifeco, Inc.	200,000	EUR	2.5000		4/18/2023	234,441
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd.	200,000	EUR	3.3750		6/27/2022	247,186
						875,785

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2017

	Principal		Interest
Security	Amount		Rate %	Maturity Date	Value
MEDIA - 0.8%
Altice Financing SA	$100,000	EUR	6.5000	1/15/2022	$113,912
SFR Group SA - 144A	100,000	EUR	5.3750	5/15/2022	112,960
					226,872
MINING - 0.8%
Anglo American Capital PLC	100,000	EUR	2.7500	6/7/2019	113,680
Glencore Finance Canada Ltd	100,000	USD	2.7000	10/25/2017	100,773
					214,453
OIL & GAS - 2.3%
BG Energy Capital PLC	100,000	EUR	3.0000	11/16/2018	113,903
BG Energy Capital PLC	250,000	EUR	1.2500	11/21/2022	280,017
BP Capital Markets PLC	250,000	EUR	0.8300	9/19/2024	265,006
					658,926
PACKAGING & CONTAINERS - 0.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A	100,000	EUR	4.1250	5/15/2023	114,609

SAVINGS & LOANS - 1.5%
Nationwide Building Society	250,000	EUR	1.6250	4/3/2019	278,990
Nationwide Building Society	100,000	GBP	5.6250	9/9/2019	140,752
					419,742
TELECOMMUNICATIONS - 2.2%
Deutsche Telekom International Finance BV	200,000	EUR	0.6250	4/3/2023	214,419
Play Finance 2 SA	100,000	EUR	5.2500	2/1/2019	109,880
Telecom Italia SpA/Milano	50,000	GBP	6.3750	6/24/2019	68,622
Telefonica Emisiones SAU	200,000	EUR	1.4770	9/14/2021	222,972
					615,893

TOTAL CORPORATE BONDS & NOTES (Cost - $11,986,544)					11,248,824

FOREIGN GOVERNMENT BONDS - 56.2%
Bundesrepublik Deutschland	270,000	EUR	2.5000	7/4/2044	386,347
Canadian Government Bond	175,000	CAD	4.0000	6/1/2041	172,485
Denmark Government Bond	2,000,000	DKK	3.0000	11/15/2021	335,027
French Republic Government Bond OAT	320,000	EUR	0.5000	5/25/2026	331,846
French Republic Government Bond OAT	250,000	EUR	0.2500	11/25/2026	250,398
French Republic Government Bond OAT	130,000	EUR	4.7500	4/25/2035	210,248
French Republic Government Bond OAT	160,000	EUR	4.5000	4/25/2041	261,464
Hungary Government International Bond	100,000	USD	5.3750	3/25/2024	109,937
Indonesia Government International Bond	100,000	EUR	2.8750	7/8/2021	113,733
Indonesia Government International Bond - 144A	150,000	EUR	2.8750	7/8/2021	170,599
Ireland Government Bond	110,000	EUR	5.4000	3/13/2025	160,140
Italy Buoni Poliennali Del Tesoro	200,000	EUR	4.2500	9/1/2019	238,224
Italy Buoni Poliennali Del Tesoro	100,000	EUR	5.5000	11/1/2022	133,179
Italy Buoni Poliennali Del Tesoro	340,000	EUR	4.5000	3/1/2024	435,788
Italy Buoni Poliennali Del Tesoro	300,000	EUR	3.7500	9/1/2024	367,580
Italy Buoni Poliennali Del Tesoro	220,000	EUR	5.0000	9/1/2040	306,215
Japan Government Ten Year Bond	106,000,000	JPY	0.8000	9/20/2022	987,873
Japan Government Thirty Year Bond	115,450,000	JPY	2.5000	6/20/2036	1,375,685
Japan Government Twenty Year Bond	185,250,000	JPY	1.9000	9/20/2023	1,857,840
Japan Government Twenty Year Bond	101,500,000	JPY	2.1000	12/20/2027	1,092,259
Japan Government Twenty Year Bond	85,000,000	JPY	1.7000	9/20/2033	904,713
Kingdom of Belgium Government	110,000	EUR	5.0000	3/28/2035	187,085
Kingdom of Belgium Government - 144A	160,000	EUR	4.2500	9/28/2022	214,304
Korea Treasury Bond	728,590,000	KRW	3.0000	9/10/2024	667,528
Malaysia Government Bond	400,000	MYR	3.9000	11/30/2026	88,493
Mexican Bonos	2,450,000	MXN	5.7500	3/5/2026	105,192
Province of British Columbia Canada	100,000	CAD	4.7000	6/18/2037	93,487
Province of British Columbia Canada	100,000	CAD	4.9500	6/18/2040	97,595
Province of Ontario Canada	550,000	CAD	2.4000	6/2/2026	416,338
Republic of Austria Government Bond - 144A	220,000	EUR	1.2000	10/20/2025	251,881
Republic of Poland Government Bond	300,000	PLN	5.7500	9/23/2022	84,504
Romanian Government International Bond	100,000	EUR	2.8750	10/28/2024	115,126
Russian Foreign Bond - Eurobond	300,000	EUR	3.6250	9/16/2020	362,418

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2017

	Principal		Interest
Security	Amount		Rate %		Maturity Date	Value
FOREIGN GOVERNMENT BONDS - 56.2% (Continued)
Spain Government Bond - 144A	$80,000	EUR	5.4000		1/31/2023	$110,066
Spain Government Bond - 144A	250,000	EUR	4.4000		10/31/2023	331,008
Spain Government Bond - 144A	250,000	EUR	3.8000		4/30/2024	319,944
Spain Government Bond - 144A	50,000	EUR	1.9500		4/30/2026	55,936
Spain Government Bond - 144A	130,000	EUR	4.2000		1/31/2037	177,613
Sweden Government Bond	3,890,000	SEK	4.2500		3/12/2019	490,411
Switzerland Government Bond	400,000	CHF	4.0000		2/11/2023	517,229
United Kingdom Gilt	110,000	GBP	4.2500		6/7/2032	183,937
United Kingdom Gilt	255,000	GBP	4.5000		12/7/2042	481,294
United Kingdom Gilt	60,000	GBP	4.2500		12/7/2055	124,587
United Kingdom Gilt	20,000	GBP	4.0000		1/22/2060	41,091
TOTAL FOREIGN GOVERNMENT BONDS (Cost - $16,401,156)						15,718,647

MORTGAGE BACKED SECURITIES - 0.7%
Sunrise Srl 2015-3 A1	92,888	EUR	0.5290	+	5/27/2035	100,826
Taurus 2013 GMF1 PLC	94,937	EUR	0.7210	+	5/21/2024	103,034
TOTAL MORTGAGE BACKED SECURITIES (Cost - $211,069)						203,860

WHOLE LOAN COLLATERAL - 0.9%
Bankinter 10 FTA	116,349	EUR	2.7300	+	6/21/2043	124,005
Fondo de Titulizacion de Activos Santander Hipotecario 2	53,014	EUR	4.2500	+	1/18/2049	56,391
Silverstone Master Issuer PLC - 144A	50,000	GBP	0.7312	+	1/21/2070	62,995
TOTAL WHOLE LOAN COLLATERAL (Cost - $255,667)						243,391

	Shares
SHORT-TERM INVESTMENTS - 2.8%
MONEY MARKET FUND - 2.8%
Fidelity Institutional Money Market
Funds - Government Portfolio (Cost - $786,390)	786,390		0.2700	+		786,390

TOTAL INVESTMENTS - 100.8% (Cost - $29,640,826) (a)						$28,201,112
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%						(215,995)
NET ASSETS - 100.0%						$27,985,117

CAD - Canadian Dollar	EUR - Euro	KRW - South Korean Won	PLN - Polish Zloty
CHF - Swiss Franc	GBP - United Kingdom Pound	MXN - Mexican Peso	SEK - Swedish Krona
DKK - Danish Krone	JPY - Japanese Yen	MYR - Malaysian Ringgit	USD - US Dollar

+	Variable rate security. Interest rate is as of January 31, 2017.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures) is $29,640,826 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation:	$183,230
Unrealized Depreciation:	(1,622,944)
Net Unrealized Depreciation:	$(1,439,714)

		Unrealized
		Appreciation
Futures Contracts	Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED *
AUST 10Y BOND Future maturing March, 2017
(Underlying Face Amount at Value $473,637)	5	$13,344
Canadian 10Y Bond Future maturing March, 2017
(Underlying Face Amount at Value $103,774)	1	1,645
EURO-BOBL Future maturing March, 2017
(Underlying Face Amount at Value $1,125,873)	8	23,474
EURO-SCHATZ Future maturing March, 2017
(Underlying Face Amount at Value $1,323,149)	11	10,949
Long Gilt Future maturing March, 2017
(Underlying Face Amount at Value $305,988)	2	5,693
NET UNREALIZED GAIN FROM FUTURES CONTRACTS PURCHASED		55,105

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2017

		Unrealized
		Appreciation
Futures Contracts	Contracts	(Depreciation)
FUTURES CONTRACTS SOLD *
EURO-BOND Future maturing March, 2017
(Underlying Face Amount at Value $1,226,498)	(7)	$(16,090)
EURO BUXL 30Y BND Future maturing March, 2017
(Underlying Face Amount at Value $722,773)	(4)	(3,846)
NET UNREALIZED LOSS FROM FUTURES CONTRACTS SOLD		(19,936)

NET UNREALIZED GAIN FROM FUTURES CONTRACTS		$35,169

*	Face amounts are the underlying reference notional amounts to stock exchange indices and bonds upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund’s futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments. Instrument is non-income producing.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2017

As of January 31, 2017 the following Forward Currency Exchange contracts were open:

	Settlement		Currency Amount	Cost		Unrealized Appreciation
Foreign Currency	Date	Counterparty	Purchased	(US $)	Fair Value	(Depreciation)
To Buy:
Australian Dollar	2/16/2017	BRC	$ 787,728	$ 585,266	$ 597,790	$ 12,524
Australian Dollar	2/16/2017	CII	52,626	39,103	39,937	834
Australian Dollar	2/16/2017	BRC	65,000	46,978	49,327	2,349
Canadian Dollar	2/16/2017	BRC	231,792	174,901	177,815	2,913
Canadian Dollar	2/16/2017	CII	378,105	285,310	290,055	4,744
Canadian Dollar	2/16/2017	CII	123,000	91,682	94,356	2,675
Swiss Franc	2/16/2017	CII	35,000	34,185	35,502	1,317
Euro	2/16/2017	CII	17,000	18,108	18,382	274
Euro	2/16/2017	CII	116,690	121,640	126,176	4,536
Euro	2/16/2017	BRC	142,225	152,755	153,787	1,032
Euro	2/16/2017	BRC	220,206	236,509	238,107	1,598
Euro	2/16/2017	CII	191,892	206,099	207,491	1,393
Euro	2/16/2017	CII	26,891	28,882	29,077	195
Euro	2/16/2017	CII	80,000	83,764	86,503	2,739
Euro	2/16/2017	CSFB	160,000	167,022	173,007	5,985
Euro	2/16/2017	CII	329,755	344,221	356,562	12,341
Euro	2/16/2017	CSFB	432,245	451,172	467,384	16,212
British Pound	2/16/2017	CII	83,000	103,194	104,450	1,256
British Pound	2/16/2017	CII	634,981	807,423	799,081	(8,341)
British Pound	2/16/2017	CSFB	157,000	192,614	197,574	4,960
Japanese Yen	2/16/2017	CII	50,370,000	442,510	447,615	5,105
Japanese Yen	2/16/2017	CII	4,784,000	42,058	42,513	456
Japanese Yen	2/16/2017	CII	28,845,550	250,000	256,337	6,337
Japanese Yen	2/16/2017	BRC	158,638,406	1,396,244	1,409,747	13,504
Japanese Yen	2/16/2017	CII	1,731,980	15,243	15,391	148
Japanese Yen	2/16/2017	CII	6,868,000	58,523	61,033	2,510
Japanese Yen	2/16/2017	CSFB	12,250,000	104,385	108,860	4,475
Japanese Yen	2/16/2017	CSFB	50,682,000	431,955	450,388	18,433
Norwegian Krone	2/16/2017	CII	488,613	58,328	59,393	1,064
New Zealand Dollar	2/16/2017	BRC	107,497	76,489	78,780	2,290
Brazilian Real	3/7/2017	CII	1,380,000	394,184	434,953	40,768
Czech Koruna	3/7/2017	BRC	1,121,861	44,249	44,951	702
Israeli Shekel	3/7/2017	CII	270,000	70,210	71,732	1,522
South Korean Won	3/7/2017	BRC	37,508,000	31,027	32,287	1,260
Mexican Peso	3/7/2017	CII	11,303,091	543,279	541,880	(1,399)
Mexican Peso	3/7/2017	BRC	914,000	43,391	43,818	427
Polish Zloty	3/7/2017	BRC	36,768	8,778	9,185	407
Russian Ruble	3/7/2017	CII	30,111,000	452,621	496,977	44,356
Russian Ruble	3/7/2017	BRC	6,630,000	110,261	109,427	(834)
Singapore Dollar	3/7/2017	BRC	120,000	84,231	85,205	974
Taiwan Dollar	3/7/2017	CII	961,000	30,382	30,686	304
Taiwan Dollar	3/7/2017	CII	17,095,000	533,902	545,858	11,956
South African Rand	3/7/2017	BRC	70,000	4,946	5,162	217
South African Rand	3/7/2017	CII	1,490,000	105,276	109,886	4,610
				$ 9,503,300	$ 9,734,427	$ 231,128

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2017

Foreign Currency	Settlement Date	Counterparty	Currency Amount Purchased	Cost (US $)	Fair Value	Unrealized Appreciation (Depreciation)
To Sell:
Danish Krone	2/16/2017	BRC	$ (1,058,084)	$ (152,755)	$ (153,841)	$ (1,086)
Swedish Krona	2/16/2017	BRC	(2,160,349)	(236,509)	(247,292)	(10,783)
Swiss Franc	2/16/2017	CII	(207,717)	(206,099)	(210,695)	(4,596)
Danish Krone	2/16/2017	CII	(200,055)	(28,882)	(29,087)	(205)
Euro	2/16/2017	CII	(751,013)	(807,423)	(812,065)	(4,642)
Euro	2/16/2017	CII	(54,098)	(58,328)	(58,496)	(168)
Euro	2/16/2017	CII	(364,331)	(387,813)	(393,949)	(6,136)
Japanese Yen	2/16/2017	BRC	(14,572,007)	(123,420)	(129,495)	(6,075)
British Pound	2/16/2017	BRC	(40,000)	(49,610)	(50,337)	(727)
Euro	2/16/2017	BRC	(190,000)	(197,655)	(205,446)	(7,791)
Euro	2/16/2017	BRC	(674,118)	(728,493)	(728,920)	(427)
Euro	2/16/2017	CII	(718,933)	(776,987)	(777,378)	(391)
Euro	2/16/2017	CII	(597,502)	(645,750)	(646,075)	(325)
Euro	2/16/2017	CSI	(160,000)	(167,979)	(173,007)	(5,028)
Japanese Yen	2/16/2017	CSI	(12,250,000)	(105,368)	(108,860)	(3,492)
Euro	2/16/2017	CSFB	(632,967)	(662,075)	(684,423)	(22,348)
Swedish Krona	2/16/2017	CSFB	(340,865)	(37,427)	(39,018)	(1,591)
British Pound	2/16/2017	CSFB	(51,729)	(63,569)	(65,098)	(1,529)
Euro	2/16/2017	CSFB	(432,245)	(452,119)	(467,384)	(15,265)
Danish Krone	2/16/2017	CSFB	(174,834)	(24,601)	(25,420)	(819)
Japanese Yen	2/16/2017	CII	(11,507,084)	(98,279)	(102,258)	(3,979)
Japanese Yen	2/16/2017	BRC	(20,822,311)	(177,837)	(185,038)	(7,201)
Canadian Dollar	2/16/2017	CII	(28,591)	(21,455)	(21,933)	(478)
Euro	2/16/2017	CII	(120,000)	(127,706)	(129,755)	(2,049)
Japanese Yen	2/16/2017	BRC	(9,584,029)	(83,059)	(85,169)	(2,110)
Euro	2/16/2017	CII	(11,874)	(12,778)	(12,840)	(62)
Euro	3/7/2017	BRC	(41,585)	(44,249)	(45,001)	(752)
Euro	3/7/2017	BRC	(8,265)	(8,778)	(8,943)	(165)
South Korean Won	3/7/2017	CII	(55,567,000)	(47,462)	(47,832)	(370)
Taiwan Dollar	3/7/2017	CII	(18,056,000)	(567,023)	(576,544)	(9,521)
South Korean Won	3/7/2017	CII	(50,066,000)	(42,231)	(43,097)	(866)
Mexican Peso	3/7/2017	CII	(5,550,000)	(257,185)	(266,072)	(8,887)
Mexican Peso	3/7/2017	CII	(5,753,091)	(264,794)	(275,808)	(11,014)
Mexican Peso	3/7/2017	CII	(249,909)	(11,504)	(11,981)	(477)
Brazilian Real	3/17/2017	CII	(470,000)	(137,927)	(147,719)	(9,792)
				$ (7,815,129)	$ (7,966,276)	$ (151,147)

Total Unrealized Gain on Forward Currency Contracts						$ 79,981

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
January 31, 2017

Security			Shares	Value
COMMON STOCK - 0.0%
Southwestern Energy Co *			459	$4,136

TOTAL COMMON STOCK (Cost - $5,536)				4,136

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
CONVERTIBLE BONDS - 78.1%
BUILDING MATERIALS - 2.4%
Cemex SAB de CV	$420,000	3.7500%	3/15/2018	502,425

COMMERCIAL SERVICES - 3.5%
Live Nation Entertainment, Inc.	680,000	2.5000	5/15/2019	739,925

HEALTHCARE-PRODUCTS - 7.1%
Hologic, Inc.	357,000	2.0000	3/1/2042	488,644
NuVasive, Inc. - 144A	385,000	2.2500	3/15/2021	508,681
Wright Medical Group, Inc.	462,000	2.0000	2/15/2020	503,869
				1,501,194
HEALTHCARE-SERVICES - 2.4%
Molina Healthcare, Inc.	425,000	1.6250	8/15/2044	495,125

HOME BUILDERS - 2.1%
Ryland Group, Inc.	368,000	1.6250	5/15/2018	449,190

INSURANCE - 4.2%
AmTrust Financial Services, Inc.	745,000	2.7500	12/15/2044	638,372
Fidelity National Financial, Inc.	120,000	4.2500	8/15/2018	239,325
				877,697
INTERNET - 8.3%
FireEye, Inc.	558,000	1.6250	6/1/2035	499,759
Pandora Media, Inc. - 144A	435,000	1.7500	12/1/2020	452,400
Priceline Group, Inc.	320,000	0.3500	6/15/2020	427,800
VeriSign, Inc.	157,000	4.4520	8/15/2037	368,165
				1,748,124
MEDIA - 6.1%
DISH Network Corp. - 144A	455,000	3.3750	8/15/2026	533,772
World Wrestling Entertainment, Inc. - 144A	750,000	3.3750	12/15/2023	757,500
				1,291,272
OIL & GAS - 11.7%
Chesapeake Energy Corp. - 144A	360,000	5.5000	9/15/2026	385,425
Ensco Jersey Finance Ltd - 144A	710,000	3.0000	1/31/2024	777,450
Oasis Petroleum, Inc.	465,000	2.6250	9/15/2023	621,937
PDC Energy, Inc.	590,000	1.1250	9/15/2021	667,438
				2,452,250
PHARMACEUTICALS - 3.5%
Depomed, Inc.	637,000	2.5000	9/1/2021	730,958

SEMICONDUCTORS - 19.1%
Integrated Device Technology, Inc.	411,000	0.8750	11/15/2022	438,743
Intel Corp.	489,000	3.4790	12/15/2035	668,096
Micron Technology, Inc. ^	475,000	3.0000	11/15/2043	488,359
NVIDIA Corp.	81,000	1.0000	12/1/2018	438,716
ON Semiconductor Corp. ^	585,000	1.0000	12/1/2020	618,272
Rambus, Inc.	324,000	1.1250	8/15/2018	386,977
Teradyne, Inc. - 144A	500,000	1.2500	12/15/2023	566,875
Veeco Instruments, Inc.	415,000	2.7000	1/15/2023	407,737
				4,013,775

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
January 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
SOFTWARE - 2.6%
Nice Systems, Inc. - 144A	$500,000	1.2500%	1/15/2024		$535,625

TELECOMMUNICATIONS - 2.3%
Gogo, Inc.	635,000	3.7500	3/1/2020		472,678

TRANSPORTATION - 2.8%
Echo Global Logistics, Inc. ^	600,000	2.5000	5/1/2020		586,500

TOTAL CONVERTIBLE BONDS (Cost - $15,542,203)					16,396,738
			Dividend
		Shares	Rate
PREFERRED STOCK - 20.5%
DIVERSIFIED FINANCIAL SERVICES - 2.4%
AMG Capital Trust II ^		8,900	5.1500		508,412

HEALTCARE SERVICES - 3.6%
Anthem, Inc.		15,450	5.2500		748,398

METAL FABRICATION/HARDWARE - 2.3%
Rexnord, Corp.		9,200	5.7500		488,106

OIL & GAS - 4.8%
Resolute Energy Corp. - 144A		150	8.1250		251,832
Southwestern Energy Co.		5,750	6.2500		127,247
WPX Energy, Inc.		10,175	6.2500		633,394
					1,012,473
PHARMACEUTICALS - 2.8%
Allergan PLC		735	5.5000		581,745

REITS - 2.1%
American Tower Corp.		4,420	5.5000		445,669

TELECOMUNICATIONS - 2.5%
T-Mobile US, Inc.		5,150	5.5000		526,124

TOTAL PREFERRED STOCK (Cost - $4,292,893)					4,310,927
			Interest
			Rate
SHORT-TERM INVESTMENT - 1.0%
MONEY MARKET FUND - 1.0%
First American Government Obligations Fund		205,843	0.45	% +	205,843
TOTAL SHORT-TERM INVESTMENT (Cost - $205,843)

COLLATERAL FOR SECURITIES LOANED - 6.4%
Mount Vernon Prime Portfolio (Cost - $1,337,148)		1,337,148	0.96	% +	1,337,148

TOTAL INVESTMENTS - 106.0% (Cost - $21,383,623)					$22,254,792
LIABILITIES LESS OTHER ASSETS - (6.0)%					(1,254,154)
TOTAL NET ASSETS - 100.0%					$21,000,638

^	All or a portion of these securities are on loan. Total loaned securities had a value of $1,304,039 at January 31, 2017.

*	Non-income producing security.

+	Variable rate security. Interest rate is as of January 31, 2017.

REITS - Real Estate Investment Trusts.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,417,223 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$1,246,382
Unrealized Depreciation	(408,813)
Net Unrealized Appreciation	$837,569

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Dividend Fund
January 31, 2017

Security	Shares	Value
COMMON STOCK - 77.5%
APPAREL - 1.9%
NIKE, Inc.	11,800	$624,220

AUTO MANUFACTURERS - 3.9%
General Motors Co.	35,300	1,292,333

BEVERAGES - 2.0%
Coca-Cola Co.	16,000	665,120

CHEMICALS - 5.8%
Agrium, Inc.	13,100	1,348,121
PPG Industries, Inc.	6,000	600,060
		1,948,181
ELECTRIC - 8.8%
Entergy Corp.	16,600	1,189,224
Hawaiian Electric Industries, Inc.	32,500	1,088,100
PPL Corp.	19,400	675,896
		2,953,220
ELECTRICAL COMPONENTS & EQUIPMENT - 4.0%
Emerson Electric Co.	22,900	1,343,314

ENTERTAINMENT - 4.1%
Regal Entertainment Group	60,800	1,377,728

FOOD - 2.0%
McCormick & Co., Inc.	7,000	668,850

HOUSEWARES - 0.7%
Tupperware Brands Corp.	4,000	241,440

MEDIA - 1.7%
Walt Disney Co.	5,300	586,445

MISCELLANEOUS MANUFACTURING - 3.8%
General Electric Co.	42,700	1,268,190

OIL & GAS - 2.8%
BP PLC - ADR	7,500	269,850
Royal Dutch Shell PLC - ADR	11,500	660,905
		930,755
PHARMACEUTICALS - 5.8%
GlaxoSmithKline PLC - ADR	17,000	668,270
Pfizer, Inc.	21,000	666,330
Teva Pharmaceutical Industries Ltd. - ADR	18,000	601,740
		1,936,340
REITS - 19.0%
Crown Castle International Corp.	4,000	351,320
Digital Realty Trust, Inc.	12,300	1,323,849
EPR Properties	8,900	658,333
Gaming and Leisure Properties, Inc.	10,000	316,300
Host Hotels & Resorts, Inc.	64,000	1,156,480
Iron Mountain, Inc.	18,000	644,400
Realty Income Corp.	9,800	584,374
Ventas, Inc.	21,700	1,338,239
		6,373,295
RETAIL - 0.9%
Kohl’s Corp.	8,000	318,640

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Dividend Fund (Continued)
January 31, 2017

Security	Shares		Value
TELECOMMUNICATIONS - 8.4%
AT&T, Inc.	29,600		$1,247,936
TELUS Corp.	13,000		434,460
Verizon Communications, Inc.	23,300		1,141,933
			2,824,329
TRANSPORTATION - 1.9%
Union Pacific Corp.	6,000		639,480

TOTAL COMMON STOCK (Cost - $25,482,543)			25,991,880

EXCHANGE TRADED FUNDS - 17.8%
EQUITY FUNDS - 17.8%
Global SuperDividend US ETF	78,832		1,986,566
Global X SuperDividend ETF	60,000		1,278,000
iShares MSCI United Kingdom ETF	42,000		1,320,900
JPMorgan Alerian MLP Index ETN	41,700		1,380,687
TOTAL EQUITY FUNDS			5,966,153

TOTAL EXCHANGE TRADED FUNDS (Cost - $5,847,776)			5,966,153

PURCHASED OPTIONS * - 1.7%		Contracts**	Value
PURCHASED CALL OPTIONS * - 0.4%
Alphabet Inc., Expiration February 2017, Exercise Price $850		8	1,992
CenturyLink, Inc., Expiration April 2017, Exercise Price $25		100	14,000
D.R. Horton, Inc., Expiration March 2017, Exercise Price $31		200	12,600
Dollar General Corp., Expiration February 2017, Exercise Price $77.50		70	2,870
Intel Corp., Expiration March 2017, Exercise Price $38		180	5,760
International Game Technology PLC, Expiration April 2017, Exercise Price $25		40	8,500
iShares 20+ Year Treasury Bond, Expiration March 2017, Exercise Price $123		45	4,365
iShares MSCI Emerging Markets, Expiration May 2017, Exercise Price $37.50		200	28,600
iShares US Real Estate, Expiration March 2017, Exercise Price $76		60	14,880
Microsoft Corp., Expiration February 2017, Exercise Price $65		75	4,425
Rio Tinto PLC, Expiration March 2017, Exercise Price $47.50		100	8,000
Sherwin-Williams Company, Expiration March 2017, Exercise Price $310		14	6,020
Stericycle, Inc., Expiration February 2017, Exercise Price $80		60	10,200
TransCanada Corporation, Expiration March 2017, Exercise Price $50		150	4,650
TOTAL PURCHASED CALL OPTIONS (Cost - $218,494)			126,862

		Contracts**	Value
PURCHASED PUT OPTIONS * - 1.3%
iShares iBoxx High Yield Corporate Bond, Expiration March 2017, Exercise Price $85		100	5,000
iShares iBoxx Invest Grade Corporate Bond, Expiration March 2017, Exercise Price $115		20	1,000
iShares National Muni Bond, Expiration May 2017, Exercise Price $106		10	900
iShares Dow Jones US Real Estate, Expiration March 2017, Exercise Price $78		80	15,680
Russell 2000 Index, Expiration March 2017, Exercise Price $1,300		5	6,855
Russell 2000 Index, Expiration June 2017, Exercise Price $1,300		3	13,050
Russell 2000 Index, Expiration June 2017, Exercise Price $1,350		3	17,130
Russell 2000 Index, Expiration September 2017, Exercise Price $1,300		4	25,792
S&P 500 Index, Expiration January 2018, Exercise Price $2,100		3	24,900
S&P 500 Index, Expiration January 2018, Exercise Price $2,200		3	34,455
S&P 500 Index, Expiration February 2017, Exercise Price $2,260		4	5,252
S&P 500 Index, Expiration March 2017, Exercise Price $2,175		10	11,500
S&P 500 Index, Expiration April 2017, Exercise Price $2,200		3	8,250
S&P 500 Index, Expiration June 2017, Exercise Price $2,100		3	9,540
S&P 500 Index, Expiration June 2017, Exercise Price $2,150		7	27,440
S&P 500 Index, Expiration June 2017, Exercise Price $2,200		8	40,000
S&P 500 Index, Expiration September 2017, Exercise Price $2,100		8	42,520
S&P 500 Index, Expiration September 2017, Exercise Price $2,200		3	24,000
S&P 500 Index, Expiration September 2017, Exercise Price $2,250		5	48,450
S&P 500 Index, Expiration December 2017, Exercise Price $2,250		6	72,000
VanEck Vectors Gold Miners ETF, Expiration June 2017, Exercise Price $17		100	2,850
Wal-Mart Stores, Inc., Expiration March 2017, Exercise Price $65		100	11,800
TOTAL PURCHASED PUT OPTIONS (Cost - $699,139)			448,364

TOTAL OPTIONS PURCHASED (Cost - $917,633)			575,226

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Dividend Fund (Continued)
January 31, 2017

		Interest
Security	Shares	Rate		Value
SHORT-TERM INVESTMENT - 3.8%
MONEY MARKET FUND - 3.8%
STIT-Treasury Portfolio	1,287,618	0.23	% +	$1,287,618
TOTAL SHORT-TERM INVESTMENT (Cost - $1,287,618)

TOTAL INVESTMENTS - 100.8% (Cost - $33,535,570)				$33,820,877
LIABILITIES LESS OTHER ASSETS - (0.8%)				(256,549)
NET ASSETS - 100.0%				$33,564,328

*	Non-Income producing security.

**	Each Purchased Put Option and Call Option contract allows the Fund to sell/buy 100 shares of the underlying security at the exercise price.

+	Variable rate security. Interest rate is as of January 31, 2017.

ADR- American Depositary Receipt.

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

ETF - Exchange Traded Fund

ETN - Exchange Traded Notes

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,583,276 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$907,663
Unrealized Depreciation	(670,062)
Net Unrealized Appreciation	$237,601

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
January 31, 2017

Security	Shares	Value
COMMON STOCK -98.7%
AEROSPACE/DEFENSE - 2.5%
Northrop Grumman Corp. ^	4,296	$984,128
Raytheon Co.	2,973	428,588
		1,412,716
AIRLINES - 1.3%
Delta Air Lines, Inc. ^	15,587	736,330

APPAREL - 0.9%
Sketchers U.S.A., Inc. *	20,388	512,146

BANKS - 15.1%
Bank of America Corp.	88,556	2,004,908
Huntington Bancshares, Inc.	62,002	838,887
JPMorgan Chase & Co.	25,691	2,174,229
Morgan Stanley	13,195	560,656
State Street Corp.	11,732	893,978
SunTrust Banks, Inc.	19,627	1,115,206
Wells Fargo & Co.	16,730	942,401
		8,530,265
BEVERAGES - 1.5%
PepsiCo, Inc.	8,140	844,769

BIOTECHNOLOGY - 1.7%
Amgen, Inc.	2,978	466,593
Gilead Sciences, Inc.	6,570	475,997
		942,590
CHEMICALS - 3.4%
Dow Chemical Co.	12,132	1,200,471
LyondellBasell Industries NV - Class A	7,713	719,392
		1,919,863
COMPUTERS - 1.3%
Apple, Inc.	3,449	418,536
Hewlett Packard Enterprise Co.	12,733	288,784
		707,320
COSMETICS / PERSONAL CARE - 1.9%
Procter & Gamble Co. ^	11,996	1,050,850

DIVERSIFIED FINANCIAL SERVICES - 3.7%
American Express Co.	8,061	615,699
Ameriprise Financial, Inc.	5,564	624,670
Discover Financial Services	12,645	876,046
		2,116,415
ELECTRIC - 6.2%
American Electric Power Co., Inc.	10,338	662,252
DTE Energy Co.	7,326	722,637
Edison International	11,439	833,674
Public Service Enterprise Group, Inc.	16,450	727,913
Xcel Energy, Inc.	14,200	586,744
		3,533,220
ENGINEERING & CONSTRUCTION - 0.7%
Fluor Corp.	7,534	418,137

ENVIRONMENTAL CONTROL - 1.5%
Waste Management, Inc.	12,401	861,870

FOOD - 2.1%
Kroger Co.	15,655	531,644
Tyson Foods, Inc. ^	10,547	662,246
		1,193,890
FOREST PRODUCTS & PAPER - 0.6%
International Paper Co. ^	6,058	342,882
Security	Shares	Value
HAND / MACHINE TOOLS - 1.3%
Stanley Black & Decker, Inc.	6,028	$747,472

HEALTHCARE-PRODUCTS - 2.3%
Danaher Corp. ^	6,517	546,907
Medtronic PLC	9,814	746,060
		1,292,967
HEALTHCARE-SERVICES - 1.6%
UnitedHealth Group, Inc.	5,356	868,208

HOME BUILDERS - 1.1%
PulteGroup, Inc. ^	27,656	594,881

INSURANCE - 6.0%
Allstate Corp.	10,428	784,290
American International Group, Inc.	11,103	713,479
Berkshire Hathaway, Inc. *	2,231	366,196
Chubb Ltd.	8,532	1,121,873
MetLife, Inc.	7,742	421,242
		3,407,080
IRON / STEEL - 1.0%
Nucor Corp.	9,801	569,340

MEDIA - 3.6%
CBS Corp.	10,603	683,787
Comcast Corp. - Class A	11,080	835,654
Time Warner, Inc.	5,285	511,852
		2,031,293
MISCELLANEOUS MANUFACTURING - 3.0%
General Electric Co.	24,788	736,204
Parker-Hannifin Corp.	6,503	956,786
		1,692,990
OIL & GAS - 11.4%
Antero Resources Corp. *	29,833	728,223
Chevron Corp. ^	12,479	1,389,537
ConocoPhillips ^	18,719	912,738
Energen Corp.	8,757	471,915
EOG Resources, Inc. *	12,594	1,279,298
Exxon Mobil Corp. ^	13,238	1,110,536
Valero Energy Corp. ^	8,676	570,534
		6,462,781
OIL & GAS SERVICES - 1.4%
Halliburton Co. ^	14,346	811,553

PACKAGING & CONTAINERS - 1.2%
WestRock Co.	12,268	654,620

PHARMACEUTICALS - 4.9%
Eli Lilly & Co.	12,792	985,368
Johnson & Johnson	6,716	760,587
Pfizer, Inc.	33,157	1,052,072
		2,798,027
REITS - 2.9%
Equity LifeStyle Properties, Inc. ^	7,113	525,935
Kimco Realty Corp. ^	20,337	506,188
Prologis, Inc.	13,023	636,174
		1,668,297
RETAIL - 1.6%
Home Depot, Inc. ^	2,833	389,764
PVH Corp.	5,786	542,785
		932,549
SEMICONDUCTORS - 3.8%
Intel Corp. ^	37,793	1,391,538
Qualcomm, Inc.	14,470	773,132
		2,164,670

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
January 31, 2017

Security	Shares	Value
SOFTWARE - 1.1%
Microsoft Corp.	9,634	$622,838

TELECOMMUNICATIONS - 6.1%
AT&T, Inc. ^	44,667	1,883,161
Cisco Systems, Inc.	29,307	900,311
Verizon Communications	13,632	668,104
		3,451,576

TOTAL COMMON STOCK (Cost - $46,168,365)		55,894,405

SHORT - TERM INVESTMENT - 1.5%
MONEY MARKET FUND - 1.5%
STIT-STIC Prime Portfolio - 0.25% + (Cost - $869,482)	869,482	869,482

COLLATERAL FOR SECURITIES LOANED - 23.4%
Mount Vernon Prime Portfolio 0.96% + (Cost - $13,241,034)	13,241,034	13,241,034
Security	Value
TOTAL INVESTMENTS - 123.6% (Cost - $60,278,881) (a)	$70,004,921
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.6)%	(13,356,287)
NET ASSETS - 100.0%	$56,648,634

REIT - Real Estate Investment Trust

*	Non-income producing security.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $12,951,000 at January 31, 2017.

+	Variable rate security. Interest rate is as of January 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $61,146,694 and differs from fair value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation:	$10,511,429
Unrealized Depreciation:	(1,653,202)
Net Unrealized Appreciation:	$8,858,227

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund
January 31, 2017

Security	Shares	Value
COMMON STOCK - 98.2%
AEROSPACE/DEFENSE - 2.3%
TransDigm Group, Inc.	7,141	$1,545,312

APPAREL - 2.9%
NIKE, Inc. ^	15,446	817,093
Under Armour, Inc. - Class A ^ *	27,669	594,607
Under Armour, Inc. - Class C *	27,865	535,565
		1,947,265
BIOTECHNOLOGY - 15.0%
Alexion Pharmaceuticals, Inc. ^ *	12,026	1,571,558
BioMarin Pharmaceutical, Inc. *	8,893	779,294
Celgene Corp. *	22,444	2,606,871
Illumina, Inc. *	10,302	1,649,350
Incyte Corp. *	11,229	1,361,067
Regeneron Pharmaceuticals, Inc. *	5,728	2,058,013
		10,026,153
COMMERCIAL SERVICES - 2.1%
PayPal Holdings, Inc. *	35,110	1,396,676

DIVERSIFIED FINANCIAL SERVICES - 10.1%
MasterCard, Inc.	28,165	2,994,784
Visa, Inc. - Class A ^	45,607	3,772,155
		6,766,939
HEALTHCARE PRODUCTS - 2.6%
Edwards Lifesciences Corp. *	18,173	1,748,969

INTERNET - 24.7%
Alphabet, Inc. *	4,129	3,289,946
Amazon.com, Inc. *	4,586	3,776,479
Facebook, Inc. - Class A *	39,897	5,199,377
Priceline Group, Inc. *	1,938	3,052,602
Splunk, Inc. ^ *	20,414	1,181,154
		16,499,558
MACHINERY-DIVERSIFIED - 2.4%
The Middleby Corp. ^ *	11,774	1,579,835

MEDIA - 2.7%
Walt Disney Co. ^	15,975	1,767,634

Security	Shares	Value
PHARMACEUTICALS - 1.3%
DexCom, Inc. *	11,174	$884,422

RETAIL - 16.8%
Domino’s Pizza Inc. ^	5,885	1,027,168
Home Depot, Inc. ^	9,413	1,295,041
O’Reilly Automotive, Inc. ^ *	2,284	599,025
Starbucks Corp.	49,412	2,728,531
TJX Cos. Inc. ^	20,728	1,552,942
Ulta Salon, Cosmetics & Fragrances *	14,606	3,976,922
		11,179,629
SOFTWARE - 12.5%
Adobe Systems, Inc.*	20,385	2,311,251
Salesforce.com, Inc. *	46,035	3,641,368
Ultimate Software Group, Inc. *	6,484	1,255,691
Workday, Inc. - Class A ^ *	13,484	1,120,386
		8,328,696
TELECOMMUNICATIONS - 2.8%
Palo Alto Networks, Inc. ^ *	12,523	1,847,894

TOTAL COMMON STOCK (Cost - $50,284,795)		65,518,982

SHORT-TERM INVESTMENT - 2.2%
MONEY MARKET FUND - 2.2%
First American Institutional Prime Obligations Fund 0.61% + (Cost - $1,456,737)		1,456,737

COLLATERAL FOR SECURITIES LOANED - 24.6%
Mount Vernon Prime Portfolio, 0.96% + (Cost - $16,432,367)	16,432,367	16,432,367

TOTAL INVESTMENTS - 125.0% (Cost - $68,173,899)(a)		$83,408,086
LIABILITIES LESS OTHER ASSETS - (25.0%)		(242,344)
NET ASSETS - 100.0%		$66,733,375

^	All or a portion of these securities are on loan. Total loaned securities had a value of $15,923,828 at January 31, 2017.

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of January 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,596,094 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$15,868,341
Unrealized Depreciation	(1,056,349)
Net Unrealized Appreciation	$14,811,992

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
January 31, 2017

Security	Shares	Value
COMMON STOCK - 96.1%
ADVERTISING - 0.7%
WPP PLC - ADR ^	778	$90,435
WPP PLC	24,372	567,282
		657,717
AEROSPACE / DEFENSE - 1.2%
BAE Systems PLC - ADR	12,494	368,448
Kawasaki Heavy Industries Ltd.	191,000	599,456
Rolls-Royce Holdings PLC - ADR ^	17,948	152,379
		1,120,283
AGRICULTURE - 2.4%
British American Tobacco PLC ^	4,850	299,404
British American Tobacco PLC - ADR ^	7,485	922,152
Imperial Brands PLC	6,138	284,382
Imperial Brands PLC - ADR	3,336	157,426
Swedish Match AB	19,275	627,926
		2,291,290
AIRLINES - 0.2%
Deutsche Lufthansa AG	16,600	221,999
Turk Hava Yollari *	1	1
		222,000
APPAREL - 0.1%
Pou Chen Corp.	61,000	77,289

AUTO MANUFACTURERS - 2.1%
Fiat Chrysler Automobile NV *	23,083	253,028
Hyundai Motor Co. - GDR	2,288	93,236
Mazda Motor Corp.	20,400	301,102
Nissan Motor Co. Ltd.	7,500	74,420
Peugeot SA *	18,677	347,977
Porsche Automobil Holding SE - ADR	2,723	16,256
Renault SA	2,497	225,089
Volkswagen AG	4,201	673,726
		1,984,834
AUTO PARTS & EQUIPMENT - 1.3%
Cie Generale Des Establissements - ADR	3,500	75,180
Continental AG	1,104	216,364
Continental AG - ADR ^	3,800	149,112
GKN PLC	95,089	412,319
Linamar Corp.	4,500	197,465
Toyoda Gosei Co. Ltd.	6,100	147,379
		1,197,819
BANKS - 8.3%
Agricultural Bank of China Ltd.	411,000	171,674
Banco Bradesco SA - ADR	41,700	430,761
Banco do Brasil SA - ADR	19,000	187,245
Banco do Brasil SA	19,000	187,919
Banco Santander Brasil SA - ADR ^	31,110	308,300
Banco Santander Brasil SA ^	31,000	308,576
Bangkok Bank PCL	28,100	144,883
Bank Hapoalim BM	62,122	375,606
Bank Leumi Le-Israel BM *	54,789	226,767
Bank of China Ltd.	236,000	106,882
Bank of Communications Co. Ltd.	384,000	282,432
Barclays PLC - ADR	21,322	236,035
BNP Paribas SA	10,321	660,988
Chugoku Bank Ltd.	14,900	219,830
Concordia Financial Group Ltd.	23,100	122,202
Credicorp Ltd.	1,300	212,784
Credit Agricole SA	44,085	585,733
DNB ASA - ADR	800	133,960
Gentera SAB de CV	6,400	9,387
Itau Unibanco Holding SA - ADR	30,340	358,315
Itau Unibanco Holding SA	26,180	267,589
Mitsubishi UFJ Financial Group, Inc. - ADR	54,590	348,830
Sberbank of Russia PJSC - ADR	42,585	496,541
Societe Generale SA	10,348	506,451
Taiwan Business Bank	292,000	76,286

Security	Shares	Value
BANKS (Continued) - 8.3%
Turkiye Is Bankasi	81,167	$128,223
Turkiye Vakiflar Bankasi TAO	393,315	512,438
UniCredit SpA	3,092	84,496
Yapi ve Kredi Bankasi AS *	129,421	131,408
		7,822,541
BEVERAGES - 0.5%
Coca-Cola HBC AG	6,346	144,339
Diageo PLC - ADR	3,192	357,600
		501,939
BUILDING MATERIALS - 2.6%
Asahi Glass Co. Ltd.	55,000	409,846
Cemex SAB de CV - ADR *	11,395	105,516
Cie de Saint-Gobain	4,573	224,948
CRH PLC - ADR	946	32,656
Geberit AG	829	355,366
HeidelbergCement AG	4,215	407,640
James Hardie Industries PLC - CDI	10,581	166,353
LafargeHolcim Ltd.	5,477	295,785
Sika AG	74	390,052
Titan Cement Co SA	4,082	91,761
		2,479,923
CHEMICALS - 4.9%
Akzo Nobel NV	7,114	483,331
Covestro AG - 144A	7,604	572,866
Croda International PLC	826	34,882
Hitachi Chemical Co. Ltd.	5,400	153,768
IRPC PCL	1,816,300	268,317
Johnson Matthey PLC	1,793	73,551
K+S AG	5,344	135,906
Koninklijke DSM NV	2,048	130,706
Kuraray Co. Ltd.	6,600	104,921
LANXESS AG	5,200	378,832
LG Chem Ltd.	529	119,288
Linde AG - ADR	8,900	145,604
Mexichem SAB de CV	1,703	4,057
Mitsubishi Chemical Holdings Corp.	43,300	302,914
Mitsui Chemicals, Inc.	110,000	518,824
Novozymes A/S - ADR	6,260	243,702
Shin-Etsu Chemical Co. Ltd.	3,500	302,846
Solvay SA	2,291	268,918
Sumitomo Checmial Co. Ltd.	14,000	74,814
Taiyo Nippon Sanso Corp.	15,700	185,970
Toray Industries, Inc.	9,000	78,162
		4,582,179
COAL - 0.9%
China Coal Energy Co. Ltd. *	767,000	399,952
Semirara Mining & Power Corp.	7,810	21,221
Yanzhou Coal Mining Co. Ltd.	482,000	377,555
		798,728
COMMERCIAL SERVICES - 2.1%
AerCap Holdings NV	7,709	341,277
Ashtead Group PLC	11,360	230,336
Edenred	6,784	148,073
Experian PLC	24,300	469,325
RELX NV	29,210	493,927
RELX PLC - ADR	14,800	269,508
		1,952,446
COMPUTERS - 2.2%
Capgemini SA	877	71,483
Compal Electronics, Inc.	375,000	226,257
Computershare Ltd.	25,961	254,151
Foxconn Technology Co. Ltd.	74,740	210,943
Fujitsu Ltd.	62,000	361,414
Innolux Corp.	254,000	107,598
Lenovo Group Ltd.	564,000	369,409
Quanta Computer, Inc.	83,000	169,224
TDK Corp.	3,800	273,943
		2,044,422

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2017

Security	Shares	Value
COSMETICS / PERSONAL CARE - 1.5%
L’Oreal SA	2,925	$532,407
L’Oreal SA - ADR	438	15,941
Svenska Cellulosa AB SCA	3,916	117,913
Svenska Cellulosa AB SCA - ADR	3,200	96,352
Unilever NV - Dutch Certificates	11,318	459,589
Unilever PLC	4,648	188,286
		1,410,488
DISTRIBUTION / WHOLESALE - 0.6%
Mitsubishi Corp.	14,300	324,000
Posco Daewoo Corp.	2,926	64,204
Wolseley PLC - ADR	33,350	205,603
		593,807
DIVERSIFIED FINANANCIAL SERVICES - 3.4%
ASX Ltd.	9,513	360,416
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	28,000	164,593
CITIC Securities Co. Ltd.	156,000	317,431
Credit Saison Co. Ltd.	19,400	354,519
DGB Financial Group, Inc.	9,195	78,093
Hana Financial Group, Inc.	11,900	352,844
Huatai Securities Co. Ltd. - 144A	36,400	70,196
IGM Financial, Inc.	8,300	254,586
KB Financial Group, Inc. - ADR *	5,400	219,240
Macquarie Group Ltd.	1,552	99,761
Nomura Holdings, Inc. - ADR	19,469	120,318
ORIX Corp. - ADR	3,039	228,958
Samsung Card Co. Ltd.	3,576	120,869
Schroders PLC	3,125	85,778
Worldpay Group PLC - 144A	43,295	156,203
Yuanta Financial Holding Co. Ltd.	498,000	197,740
		3,181,545
ELECTRIC - 0.9%
Centrais Eletricas Brasileiras SA - ADR ^*	9,100	70,616
CEZ AS	4,959	85,031
Cia Paranaense de Energia	3,000	21,679
E.ON SE	11,987	92,440
Electricite de France SA ^	10,081	99,489
Korea Electric Power Corp.	3,799	139,131
Korea Electric Power Corp. - ADR *	12,167	223,143
Mercury NZ Ltd.	33,148	74,647
Uniper SE *	1,198	17,086
		823,262
ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
Brother Industries Ltd.	10,100	186,979
Legrand SA	2,937	170,774
LG Electronics, Inc.	2,499	119,427
Osram Licht AG	3,407	197,999
Schneider Electric SE	7,618	545,705
		1,220,884
ELECTRONICS - 2.8%
Assa Abloy AB	4,504	85,280
AU Optronics Corp.	1,197,000	495,650
Hitachi High-Technologies Corp.	13,500	579,981
Hoya Corp.	8,400	367,220
Koninklijke Philips NV	17,933	526,785
LG Display Co. Ltd.	8,546	225,458
Nippon Electric Glass Co. Ltd.	43,000	248,267
Pegatron Corp.	40,000	96,324
Synnex Technology International Corp.	40,050	41,796
		2,666,761
ENGINEERING & CONSTRUCTION - 0.7%
Auckland International Airport Ltd.	42,795	214,509
Enka Insaat ve Sanayi AS	13,463	20,484
HOCHTIEF AG	3,125	445,967
		680,960
ENTERTAINMENT - 0.3%
Aristocrat Leisure Ltd.	25,172	292,203

Security	Shares	Value
FOOD - 3.1%
Ajinomoto Co., Inc.	3,300	$65,328
Cosan Ltd.	19,807	162,021
Kerry Group PLC	1,389	97,774
Koninklijke Ahold NV	1,051	22,423
Koninklijke Ahold NV - ADR	1,361	28,942
Marine Harvest ASA	13,519	239,278
METRO AG	2,522	86,401
Nestle SA	8,704	639,601
Orkla ASA	38,782	362,721
Seven & I Holdings Co. Ltd. - ADR	4,892	96,715
Tesco PLC - ADR *	22,150	162,803
Toyo Suisan Kaisha Ltd.	6,700	239,777
Uni-President Enterprises Corp.	180,000	308,781
WH Group Ltd. - 144A	380,000	288,609
Wm Morrison Supermarkets PLC	29,595	88,238
		2,889,412
FOOD SERVICE - 0.3%
Compass Group PLC - ADR	17,272	312,623

FOREST PRODUCTS & PAPER - 1.3%
Mondi PLC	5,864	129,617
Nine Dragons Paper Holdings Ltd.	129,000	148,462
Oji Holdings Corp.	59,000	261,920
Sappi Ltd.	20,132	129,397
Stora Enso OYJ	20,293	230,545
UPM-Kymmene OYJ	14,043	318,848
		1,218,789
GAS - 0.1%
Gas Natural SDG SA	5,073	97,967

HAND / MACHINE TOOLS - 0.7%
Finning International, Inc.	13,514	273,027
Sandvik AB	15,928	215,141
Schindler Holding AG	1,047	197,821
		685,989
HEALTHCARE - PRODUCTS - 0.3%
Smith & Nephew PLC - ADR	8,738	265,460

HOLDING COMPANIES-DIVERSIFIED - 0.0%
Haci Omer Sabanci Holdings AS	1	1

HOME FURNISHINGS - 0.6%
Arcelik AS	1	6
Electrolux AB - Series B	9,343	248,597
Sony Corp. - ADR	11,563	350,012
		598,615
HOUSEHOLD PRODUCTS - 0.7%
Reckitt Benckiser Group PLC	3,781	324,457
Reckitt Benckiser Group PLC - ADR	10,200	176,970
Societe BIC SA	978	128,017
		629,444
INSURANCE - 3.4%
Aegon NV	18,333	99,760
AXA SA	15,564	382,946
BB Seguridade Participacoes SA	46,200	409,939
China Life Insurance Co. Ltd.	205,000	200,629
CNP Assurances	14,398	270,881
Hannover Rueck SE	2,506	276,342
Industrial Alliance Insurance & Financial Services, Inc.	4,500	188,974
Manulife Financial Corp.	7,400	141,615
MS&AD Insurance Group Holdings, Inc.	10,200	342,241
Muenchener Rueckversicherungs-Gesellschaft AG	1,340	252,611
Power Corp of Canada	12,900	302,080
Swiss Re AG	3,831	359,072
		3,227,090

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES - 0.5%
Melker Schorling AB	3,359	$209,857
Pargesa Holding SA	3,627	242,327
		452,184
IRON / STEEL - 3.6%
ArcelorMittal *	61,766	482,159
ArcelorMittal - NY Reg Shares *	30,900	240,711
Eregli Demir ve Celik Fabrikalari TAS	36,196	55,742
Fortescue Metals Group Ltd.	57,925	293,407
JFE Holdings, Inc.	17,900	314,256
Kobe Steel Ltd. *	92,700	904,367
Nippon Steel & Sumitomo Metal Corp.	6,700	162,337
POSCO	1,362	318,334
POSCO - ADR	4,101	237,366
Thyssenkrupp AG	11,589	293,909
Voestalpine AG	1,429	60,662
		3,363,250
LEISURE TIME - 0.5%
Flight Centre Travel Group Ltd.	8,510	193,683
TUI AG *	18,534	272,312
		465,995
LODGING - 0.2%
Crown Resorts Ltd.	17,942	155,364

MACHINERY CONSTRUCTION & MINING - 3.2%
ABB Ltd.	42,279	1,010,557
ABB Ltd. - ADR	9,160	218,191
Atlas Copco AB - A Shares	9,312	298,840
Atlas Copco AB - B Shares	3,574	103,717
Hitachi Ltd.	106,000	608,704
Hitachi Ltd. - ADR	2,293	130,747
Komatsu Ltd.	22,800	541,479
Mitsubishi Electric Corp.	8,200	125,164
		3,037,399
MACHINERY - DIVERSIFIED - 0.6%
ANDRITZ AG	5,092	275,528
Kone OYJ	2,252	101,928
Metso OYJ	5,366	165,151
		542,607
MEDIA - 0.9%
ITV PLC	54,584	140,075
Thomson Reuters Corp.	2,300	102,902
Vivendi SA	25,444	467,062
Wolters Kluwer NV	4,038	154,592
		864,631
METAL FABRICATE / HARDWARE - 0.1%
SKF AB	3,695	74,397

MINING - 6.8%
Barrick Gold Corp.	21,884	402,515
BHP Billiton Ltd.	37,241	756,302
BHP Billiton PLC	10,980	200,267
Boliden AB	12,611	368,125
First Quantum Minerals Ltd.	32,494	408,994
Glencore PLC *	230,943	956,570
Gold Fields Ltd.	17,264	59,676
Goldcorp, Inc.	16,836	271,918
Impala Platinum Holdings Ltd. *	30,318	120,779
Industrias Penoles SAB de CV	8,333	197,902
Kinross Gold Corp. *	46,000	178,884
Mitsubishi Materials Corp.	3,500	119,793
MMC Norilsk Nickel PJSC - ADR	6,586	106,496
Rio Tinto Ltd.	4,330	219,876
Rio Tinto PLC - ADR ^	10,426	466,981
Silver Wheaton Corp.	6,100	134,609
Sumitomo Metal Mining Co. Ltd.	39,000	529,953
Security	Shares	Value
MINING (Continued) - 6.8%
Teck Resources Ltd.	3,300	$80,982
Turquoise Hill Resources Ltd. *	190,700	688,933
Yamana Gold, Inc.	38,500	126,980
		6,396,535
MISCELLANEOUS MANUFACTURING - 1.3%
Doosan Corp.	1,200	108,531
Konica Minolta Holdings, Inc.	30,500	316,891
Siemens AG	2,838	367,528
Siemens AG - ADR	419	54,457
Wartsila OYJ Abp	7,961	400,240
		1,247,647
OFFICE / BUSINESS - 0.4%
Ricoh Co. Ltd.	22,300	199,541
Seiko Epson Corp. - ADR	15,800	167,164
		366,705
OIL & GAS - 9.7%
BP PLC	176,266	1,052,840
BP PLC - ADR ^	8,126	292,373
Canadian Natural Resources Ltd.	18,353	554,811
China Petroleum & Chemical Corp.	640,000	505,524
CNOOC Ltd.	558,000	696,765
CNOOC Ltd. - ADR	949	119,413
Crescent Point Energy Corp.	15,500	180,353
Formosa Petrochemical Corp.	15,000	51,240
Gazprom PJSC - ADR	135,365	668,026
Inpex Corp.	53,000	521,647
Lukoil PJSC - ADR	19,435	1,090,498
Neste OYJ	5,898	205,438
Petroleo Brasileiro SA *	107,300	552,286
Petroleo Brasileiro SA - ADR *	3,818	39,173
PTT Exploration & Production PCL	9,600	268,113
Repsol SA	35,404	525,331
Rosneft Oil Co. PJSC - GDR	26,472	174,848
Royal Dutch Shell PLC	36,648	993,879
Seven Generations Energy Ltd. *	11,368	226,793
SK Innovation Co. Ltd.	2,918	395,301
Surgutneftegas OAO - ADR	8,288	47,117
		9,161,769
PACKAGING & CONTAINERS - 0.2%
Toyo Seikan Group Holdings Ltd.	11,100	205,333

PHARMACEUTICALS - 2.1%
Actelion Ltd.	877	234,850
Astellas Pharma, Inc.	30,000	403,851
Daiichi Sankyo Co. Ltd.	11,700	262,544
GlaxoSmithKline PLC - ADR	7,636	300,171
Otsuka Holdings Co. Ltd.	7,800	360,400
Shire PLC	3,302	183,856
Shire PLC - ADR ^	1,384	232,249
		1,977,921
PIPELINES - 0.2%
Pembina Pipeline Corp.	4,679	145,096

PRIVATE EQUITY - 0.1%
Eurazeo SA	1,241	76,519

RETAIL - 1.1%
FF Group *	4,769	91,321
Harvey Norman Holdings Ltd.	9,276	35,217
Home Product Center PCL	2,072,100	585,346
Marks & Spencer Group PLC	8,500	72,548
Pandora A/S	592	77,656
Swatch Group AG	2,046	143,382
		1,005,470

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2017

Security	Shares	Value
SEMICONDUCTORS - 6.0%
Advanced Semiconductor Engineering, Inc.	134,000	$147,667
Applied Micro Circuits Corp. *	3,790	1,032
ASML Holding NV	6,128	744,913
Infineon Technologies AG	34,445	634,539
Infineon Technologies AG - ADR	16,064	294,935
Rohm Co. Ltd.	2,400	153,928
Samsung Electronics Co. Ltd.	691	1,175,237
Samsung Electronics Co. Ltd. - GDR - Reg S	375	253,474
Silicon Motion Technology Corp. - ADR	3,964	154,992
SK Hynix, Inc.	10,874	502,204
STMicroelectronics NV	28,573	377,531
STMicroelectronics NV - NY Shares ^	12,884	170,584
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	208,560
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	12,300	380,193
Tokyo Electron Ltd.	3,800	394,794
Tokyo Electron Ltd. - ADR	2,200	56,430
		5,651,013
SOFTWARE - 1.4%
Amadeus IT Holding SA	10,559	489,012
NetEase, Inc. - ADR	2,152	546,393
Open Text Corp.	5,000	170,815
Sage Group PLC	6,798	52,581
		1,258,801
TELECOMMUNICATIONS - 3.8%
KDDI Corp.	23,300	627,896
KT Corp. - ADR *	5,497	81,740
Nice Ltd.	2,420	169,460
Nippon Telegraph & Telephone Corp.	7,800	345,569
Nippon Telegraph & Telephone Corp. - ADR	14,427	637,241
NTT DOCOMO, Inc.	28,500	683,465
NTT DOCOMO, Inc. - ADR	1,558	37,267
Telefonaktiebolaget LM Ericsson - ADR	28,153	165,821
Telekomunikasi Indonesia Persero Tbk PT	1,285,200	372,560
ZTE Corp.	274,400	426,608
		3,547,627
TRANSPORTATION - 1.5%
AP Moller - Maersk A/S	125	209,719
Aurizon Holdings Ltd.	27,572	104,853
Canadian National Railwa Co.	2,600	180,752
East Japan Railway Co.	3,500	317,893
Rumo Logistica Operadora Multimodal SA *	179,100	427,045
Sinotrans Ltd.	341,000	142,174
		1,382,436
WATER - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	40,800	406,645

TOTAL COMMON STOCK (Cost - $80,989,625)		90,314,054
Security	Dividend Rate	Shares	Value
PREFERRED STOCK - 1.5%
AUTO MANUFACTURER - 0.8%
Hyundai Motor Co.	2.0800%	2,356	$194,946
Porsche Automobil Holding SE	3.6100	9,046	544,752
			739,698
BANKS - 0.1%
Itau Unibanco Holding SA	0.4800	13,390	158,528

ELECTRIC - 0.1%
RWE AG	10.7100	6,407	64,628

FOOD - 0.0%
CJ CheilJedang Corp	1.6000	362	49,702

MISCELLANEOUS MANUFACTURING - 0.1%
Doosan Corp.	5.3400	1,070	61,221

OIL & GAS - 0.2%
PETROBRAS- PETROLEO BRAS *	0.0000	41,800	199,601

SEMICONDUCTORS - 0.2%
Samsung Electronics Co., Ltd.	1.3100	123	166,234

TOTAL PREFERRED STOCK (Cost - $1,235,586)			1,439,612

SHORT-TERM INVESTMENT - 1.8%
MONEY MARKET FUND - 1.8%
Fidelity Institutional Money Market Funds - Government
Portfolio 0.29% +, ^^ (Cost - $1,704,168)		1,704,168	1,704,168

COLLATERAL FOR SECURITIES LOANED - 2.6%
Mount Vernon Prime Portfolio 0.96% + (Cost - $2,432,036)		2,432,036	2,432,036

TOTAL INVESTMENTS - 102.0% (Cost - $86,361,415) (a)			$95,889,870
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%			(1,870,654)
NET ASSETS - 100.0%			$94,019,216

^	All or a portion of these securities are on loan. Total loaned securities had a value of $2,488,313 at January 31, 2017.

*	Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

CDI - CHESS Depository Interest

NV - Non-Voting

REIT - Real Estate Investment Trust.

+	Variable rate security. Interest rate is as of January 31, 2017.

^^	All or part of the security was held as collateral for forward foreign currency contracts outstanding as of January 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $86,522,701 and differs from market value by net unrealized appreciation (depreciation on securities as follow:

Unrealized Appreciation:	$11,271,992
Unrealized Depreciation:	(1,904,823)
Net Unrealized Appreciation:	$9,367,169

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2017

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Buy:
Japanese Yen	2/1/2017	SGS	30,038,070	$266,827	$5,744

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Sell:
South Korean Won	2/1/2017	UBS	(5,219,604)	$(4,492)	$(15)
Mexican Peso	2/1/2017	JPM	(152,438)	(7,343)	—
				$(11,835)	$(15)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
January 31, 2017

Security	Shares	Value
COMMON STOCK - 1.3%
LODGING - 1.3%
Hilton Grand Vacations, Inc. *	1,064	$31,207
Hilton Worldwide Holdings, Inc.	5,036	289,973
Park Hotels & Resorts, Inc.	3,298	89,508
TOTAL COMMON STOCK (Cost - $352,458)		410,688

REITS - 98.1%
APARTMENTS - 13.1%
American Campus Communities, Inc.	20,910	1,016,644
AvalonBay Communities, Inc. ^	9,260	1,604,851
Mid-America Apartment Communities, Inc.	16,620	1,578,069
		4,199,564
DATA CENTER - 5.2%
CyrusOne, Inc. ^	13,640	656,902
Digital Realty Trust, Inc.	3,000	322,890
Equinix, Inc.	1,790	689,114
		1,668,906
FREE STANDING - 4.8%
National Retail Properties, Inc. ^	7,380	321,768
Spirit Realty Capital, Inc. ^	76,340	803,097
STORE Capital Corp.	17,470	413,340
		1,538,205
HEALTHCARE - 12.1%
National Health Investors, Inc.	5,120	378,829
Physicians Realty Trust ^	39,490	732,540
Ventas, Inc.	20,510	1,264,852
Welltower, Inc. ^	22,330	1,480,479
		3,856,700
HOTELS - 3.4%
DiamondRock Hospitality Co. ^	41,990	473,227
FelCor Lodging Trust, Inc.	22,260	171,402
Sunstone Hotel Investors, Inc.	29,270	430,854
		1,075,483
INDUSTRIAL 11.1%
Duke Realty Corp.	38,210	929,649
First Industrial Realty Trust, Inc.	17,040	440,484
Prologis, Inc. ^	44,720	2,184,572
		3,554,705
OFFICE - 15.6%
Boston Properties, Inc.	11,480	1,502,732
Brandywine Realty Trust	29,730	478,653
Highwoods Properties, Inc.	10,910	560,883
Hudson Pacific Properties, Inc.	17,640	624,632
Kilroy Realty Corp. ^	15,183	1,136,448
Paramount Group Inc.	40,820	681,286
		4,984,634
Security	Shares	Value
REGIONAL MALLS - 11.9%
Macerich Co. ^	17,680	$1,214,439
Simon Property Group, Inc.	11,561	2,124,565
Taubman Centers, Inc.	6,560	464,710
		3,803,714
SHOPPING CENTERS - 10.2%
Acadia Realty Trust ^	27,208	866,303
Equity One, Inc.	28,150	877,999
Ramco-Gershenson Properties Trust	24,380	396,419
Regency Centers Corp. ^	10,330	720,311
Tanger Factory Outlet Centers, Inc.	11,300	386,347
		3,247,379
SINGLE FAMILY - 4.8%
American Homes 4 Rent ^	34,200	761,976
Colony Starwood Homes ^	24,900	783,105
		1,545,081
SELF STORAGE - 4.3%
Extra Space Storage ^	19,070	1,373,994

SPECIALTY - 1.6%
The GEO Group, Inc.	12,160	504,883

TOTAL REITS (Cost - $27,080,112)		31,353,248

SHORT-TERM INVESTMENT - 0.4%
MONEY MARKET FUND - 0.4%
Fidelity Institutional Money Market, 0.27% +	125,181	125,181
TOTAL SHORT-TERM INVESTMENT (Cost - $125,181)

COLLATERAL FOR SECURITIES LOANED - 29.7%
Mount Vernon Prime Portfolio, 0.96% + (Cost - $9,477,278)		9,477,278

TOTAL INVESTMENTS - 129.5% (Cost - 37,035,029) (a)		$41,366,395
LIABILITIES LESS OTHER ASSETS - (29.5)%		(9,429,262)
TOTAL NET ASSETS - 100.00%		$31,937,133

*	Non-Income producing security.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $9,321,419 at January 31, 2017.

REITS - Real Estate Investment Trusts.

+	Variable rate security. Interest rate is as of January 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,470,627 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$4,464,568
Unrealized Depreciation	(568,800)
Net Unrealized Appreciation	$3,895,768

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
January 31, 2017

Security	Shares	Value
COMMON STOCK - 99.4%
AUTO PARTS & EQUIPMENT - 1.1%
Cooper Tire & Rubber Co.	7,537	$273,216

BANKS - 20.5%
Associated Banc-Corp.	13,000	328,900
BancFirst Corp.	1,680	158,508
Banner Corp. ^	6,140	344,577
Camden National Corp.	3,566	147,918
CenterState Banks, Inc.	6,916	168,681
First Citizens BancShares, Inc. - Class B	970	355,738
First Financial Corp.	1,408	68,077
First Interstate BancSystem, Inc. ^	6,088	250,521
First Midwest Bancorp, Inc.	7,603	184,601
Heartland Financial USA, Inc.	4,110	192,348
MB Financial, Inc.	5,900	262,727
Old National Bancorp	18,320	325,180
Peoples Bancorp, Inc.	3,650	113,332
Prosperity Bancshares, Inc.	4,730	343,540
Seacoast Banking Corp of Florida ^	6,990	152,242
Simmons First National Corp.	4,800	288,720
State Bank Financial Corp.	2,792	73,820
TriCo Bancshares	4,333	159,758
Trustmark Corp.	8,125	273,163
UMB Financial Corp.	3,730	287,732
Umpqua Holdings Corp.	17,490	320,242
United Community Banks, Inc. ^	12,599	354,410
WesBanco, Inc.	4,306	178,699
		5,333,434
BIOTECHNOLOGY - 1.0%
Five Prime Therapeutics, Inc. *	2,379	108,982
Spectrum Pharmaceuticals, Inc. *	27,812	129,604
		238,586
BUILDING MATERIALS - 1.0%
Cree, Inc. * ^	9,840	271,387

CHEMICALS - 1.9%
Cabot Corp.	5,461	302,376
OMNOVA Solutions, Inc. *	20,780	189,098
		491,474
COMMERCIAL SERVICES - 6.1%
CRA International, Inc. *	4,765	158,341
Ennis, Inc.	8,190	138,411
Green Dot Corp. *	6,210	166,428
Huron Consulting Group, Inc. *	4,719	213,771
LendingTree, Inc. ^*	2,510	280,869
McGrath RentCorp ^	9,097	348,233
Quad/Graphics, Inc.	10,542	276,095
		1,582,148
COMPUTERS - 2.6%
DST Systems, Inc.	2,370	272,906
Insight Enterprises, Inc. *	10,830	402,118
		675,024
DISTRIBUTION/WHOLESALE - 0.6%
Fossil Group, Inc. ^*	5,700	145,749

DIVERSIFIED FINANCIAL SERVICES - 1.4%
Piper Jaffray Cos. * ^	5,256	370,548

ELECTRIC - 2.8%
Avista Corp.	6,500	251,160
El Paso Electric Co.	5,600	257,040
NRG Energy, Inc.	13,360	220,974
		729,174
ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
EnerSys	3,210	250,220
Security	Shares	Value

ELECTRONICS - 2.0%
FARO Technologies, Inc. *	6,195	$229,835
TTM Technologies, Inc. * ^	19,440	288,295
		518,130
ENGINEERING & CONSTRUCTION - 1.2%
Tutor Perini Corp. * ^	10,170	303,066

ENTERTAINMENT - 0.8%
International Speedway Corp.	5,374	196,957

FOOD - 2.0%
John B Sanfilippo & Son, Inc.	4,536	298,423
Lancaster Colony Corp.	1,750	229,338
		527,761
GAS - 2.2%
Northwest Natural Gas Co. ^	4,330	255,037
Spire, Inc.	4,775	310,375
		565,412
HAND / MACHINE TOOLS - 1.1%
Regal Beloit Corp. ^	3,860	280,236

HEALTHCARE - PRODUCTS - 2.0%
Haemonetics Corp. * ^	6,850	273,041
OraSure Technologies, Inc. *	28,742	253,504
		526,545
HEALTHCARE - SERVICES - 0.8%
LifePoint Health, Inc. * ^	3,730	221,376

HOME BUILDERS- 1.4%
M/I Homes, Inc. * ^	7,888	198,304
Taylor Morrison Home Corp. *	8,910	172,854
		371,158
HOUSEHOLD PRODUCTS / WARES - 1.6%
ACCO Brands Corp. ^*	16,869	215,080
Central Garden & Pet Co. ^*	5,737	188,460
		403,540
INSURANCE - 5.6%
American Equity Investment Life Holding Co.	15,476	365,234
Aspen Insurance Holdings Ltd.	4,840	272,976
First American Financial Corp.	7,240	272,079
Maiden Holdings Ltd. ^	15,767	279,864
Selective Insurance Group, Inc.	6,737	280,933
		1,471,086
INTERNET - 0.5%
FTD Cos, Inc. ^*	6,080	139,718

IRON / STEEL - 0.8%
Commercial Metals Co. ^	10,230	208,999

LODGING - 0.6%
La Quinta Holdings, Inc. *	10,770	152,180

MEDIA - 1.0%
Scholastic Corp. ^	5,890	269,644

METAL FABRICATE / HARDWARE - 1.3%
Timken Co.	7,810	346,764

MINING - 0.7%
Coeur Mining, Inc.	16,740	195,021

MISCELLANEOUS MANUFACTURING - 2.6%
ITT Corp.	7,750	316,743
Lydall, Inc.	6,010	366,610
		683,353
OFFICE FURNISHINGS - 1.0%
Interface, Inc.	14,820	269,724

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
January 31, 2017

Security	Shares	Value
OIL & GAS - 3.1%
Diamond Offshore Drilling, Inc. ^	8,200	$134,316
Laredo Petroleum, Inc. ^	16,980	230,079
SM Energy Co. ^	5,900	180,009
Unit Corp. *	10,478	272,428
		816,832
OIL & GAS SERVICES - 1.8%
Gulf Island Fabrication, Inc. ^	9,720	135,108
Oceaneering International, Inc. ^	7,430	206,925
TETRA Technologies, Inc. *	24,980	123,901
		465,934
PHARMACEUTICALS - 0.6%
Anika Therpeutics, Inc. *	3,033	153,288

REITS - 11.7%
Chimera Investment Corp.	14,750	260,042
Corporate Office Properties Trust ^	8,450	268,879
CyrusOne, Inc. ^	6,060	291,850
DCT Industrial Trust, Inc.	6,024	269,213
Invesco Mortgage Capital, Inc.	17,450	254,246
Mack-Cali Realty Corp. ^	9,140	256,103
Pennsylvania Real Estate Investment Trust ^	9,240	165,488
Piedmont Office Realty Trust, Inc. ^	12,225	265,527
PS Business Parks, Inc.	2,100	235,284
Ramco-Gershenson Properties Trust	12,860	209,104
Summit Hotel Properties, Inc.	19,236	304,506
Washington Real Estate Investment Trust	8,590	270,156
		3,050,398
RETAIL - 2.8%
Abercrombie & Fitch Co. ^	6,890	79,993
Ascena Retail Group, Inc. ^	35,816	172,275
Big 5 Sporting Goods Corp. ^	7,893	121,552
DineEquity, Inc. ^	3,116	213,695
Party City Hold Co., Inc. ^	10,800	156,060
		743,575
SAVINGS & LOANS - 2.7%
First Defiance Financial Corp.	2,693	130,503
Flagstar Bancorp, Inc. * ^	5,312	136,890
HomeStreet, Inc. * ^	10,535	276,017
OceanFirst Financial Corp. ^	5,945	168,897
		712,307
Security	Shares	Value
SEMICONDUCTORS - 2.1%
Nanometrics, Inc. *	8,412	$216,273
Xcerra Corp. *	11,290	320,410
		536,683
SOFTWARE - 2.1%
MicroStrategy, Inc. * ^	1,560	314,028
Progress Software Corp.	8,151	228,391
		542,419
TELECOMMUNICATIONS - 2.4%
Ixia *	8,610	167,464
Sonus Networks, Inc. *	14,770	94,233
Spok Holdings, Inc.	8,460	173,853
West Corp.	8,020	194,645
		630,195
TRANSPORTATION - 0.9%
Hub Group, Inc. *	5,350	237,272

TOTAL COMMON STOCK - (Cost - $22,515,346)		25,900,533

SHORT-TERM INVESTMENT - 0.6%
MONEY MARKET FUND - 0.6%
Invesco STIT-Treasury Portfolio Institutional - 0.27% +	164,722	164,722
(Cost - $164,722)

COLLATERAL FOR SECURITIES LOANED - 29.5%
Mount Vernon Prime Portfolio 0.67% +	7,682,857	7,682,857
(Cost - $7,682,857)

TOTAL INVESTMENTS - 129.5% (Cost - $30,362,925) (a)		$33,748,112
LIABILITIES IN EXCESS OF OTHER ASSETS - (29.5)%		(7,680,134)
NET ASSETS - 100.0%		$26,067,978

REIT - Real Estate Investment Trust

^	All or a portion of these securities are on loan. Total loaned securities had a value of $7,542,195 at January 31, 2017.

*	Non Income producing security.

+	Variable rate security - interest rate is as January 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,380,815 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation:	$4,063,961
Unrealized Depreciation:	(696,664)
Net Unrealized Appreciation:	$3,367,297

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
January 31, 2017

Security	Shares	Value
COMMON STOCK - 95.6%
ADVERTISING - 0.4%
Smiles SA	12,000	$198,382

AGRICULTURE - 0.6%
Adecoagro SA *	30,000	347,100

AUTO MANUFACTURERS - 1.8%
Geely Automobile Holdings Ltd.	800,000	945,484

AUTO PARTS & EQUIPMENT - 1.0%
Weichai Power Co. Ltd.	312,000	552,834

BANKS - 21.7%
Banco Bradesco SA - ADR	40,000	413,200
Banco Macro SA -ADR	7,000	525,980
Bancolombia SA - ADR	22,000	832,920
Bank Rakyat Indonesia Persero Tbk PT	570,000	500,513
China Construction Bank Corp.	1,000,000	741,346
China Merchants Bank Co. Ltd.	212,000	530,894
Commercial International Bank Egypt SAE - GDR	274,999	1,093,121
Credicorp Ltd.	5,000	818,400
FirstRand Ltd.	150,000	558,560
Industrial & Commercial Bank of China Ltd.	800,000	489,080
Kasikornbank PCL - NVDR	65,000	348,284
Krung Thai Bank PCL - NVDR	1,500,000	809,716
National Bank of Pakistan	750,000	535,082
OTP Bank PLC	53,000	1,630,114
Sberbank of Russia - ADR	120,000	1,399,200
Woori Bank	45,000	507,996
		11,734,406
CHEMICALS - 6.2%
Engro Corp Ltd./Pakistan	300,000	962,131
Formosa Chemicals & Fibre Corp.	100,000	309,993
Kingboard Chemical Holdings Ltd.	225,000	774,189
Lotte Chemical Corp.	2,000	648,117
UPL Ltd.	60,000	641,753
		3,336,183
COAL - 0.7%
Adaro Energy Tbk PT	3,000,000	381,297

COMMERCIAL SERVICES - 0.9%
Qualicorp SA	75,000	491,424

COMPUTERS - 1.1%
Lite-On Technology Corp.	400,000	604,179

DISTRIBUTION / WHOLESALE - 1.1%
Hanwha Corp.	19,500	591,749

DIVERSIFIED FINANCIAL SERVICES - 2.5%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	100,000	587,833
Fubon Financial Holding Co. Ltd.	200,000	325,050
Hana Financial Group, Inc.	15,000	444,762
		1,357,645
ELECTRIC - 0.6%
Transmissora Alianca de Energia Eletrica SA	48,000	327,483

ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
LG Electronics, Inc.	12,000	573,480
Security	Shares	Value

ELECTRONICS - 3.7%
Hon Hai Precision Industry Co. Ltd.	462,000	$1,238,982
Micro-Star International Co. Ltd.	170,000	412,449
WPG Holdings Ltd.	300,000	359,070
		2,010,501
ENGINEERING & CONSTRUCTION - 1.5%
Airports of Thailand PLC - NVDR	25,000	294,419
China Railway Group Ltd.	600,000	525,157
		819,576
ENVIRONMENTAL CONTROL - 1.0%
China Water Affairs Group Ltd.	750,000	510,113

FOOD - 2.9%
Charoen Pokphand Foods PCL - NVDR	600,000	485,786
M Dias Branco SA	6,500	256,078
Sao Martinho SA	75,000	487,848
SPAR Group Ltd.	25,000	352,504
		1,582,216
FOREST PRODUCTS & PAPER - 1.6%
Mondi Ltd.	15,000	330,534
Nine Dragons Paper Holdings Ltd.	450,000	517,891
		848,425
HOLDING COMPANIES - DIVERSIFIED - 0.7%
Siam Cement PCL - NVDR	25,000	359,365

HOME BUILDERS - 0.6%
MRV Engenharia e Participacoes SA	75,000	304,249

INSURANCE - 1.1%
China Life Insurance Co. Ltd.	600,000	587,207

INTERNET- 2.9%
MercadoLibre, Inc.	1,500	278,085
Tencent Holdings Ltd.	50,000	1,307,193
		1,585,278
IRON / STEEL- 0.7%
Severstal PAO - GDR	25,000	396,250

LEISURE TIME - 0.6%
Bajaj Auto Ltd.	8,000	334,806

MINING - 1.2%
Cia de Minas Buenaventura SAA - ADR	45,000	620,550

OIL & GAS - 12.6%
China Petroleum & Chemical Corp.	650,000	513,423
Cosan SA Industria e Comercio	67,500	864,177
Ecopetrol SA - ADR *^	50,000	470,000
Gazprom OAO - ADR	220,000	1,085,700
Lukoil OAO - ADR	37,000	2,076,070
MOL Hungarian Oil & Gas PLC	7,500	528,641
Pakistan Petroleum Ltd.	200,000	338,427
PTT PCL - NVDR	40,000	459,116
SK Innovation Co. Ltd.	3,500	474,145
		6,809,699
PHARMACEUTICALS - 1.0%
Richter Gedeon Nyrt	25,000	538,545

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
January 31, 2017

Security	Shares	Value
REAL ESTATE - 1.9%
Country Garden Holdings Co. Ltd.	950,000	$544,711
Highwealth Construction Corp.	320,000	475,906
		1,020,617
RETAIL - 2.5%
CP ALL PCL - NVDR	300,000	515,242
Steinhoff International Holdings NV	60,000	289,205
Sun Art Retail Group Ltd.	550,000	553,621
		1,358,068
SEMICONDUCTORS - 8.9%
Dongbu HiTek Co. Ltd. *	37,500	567,293
Powertech Technology, Inc.	120,000	328,911
Samsung Electronics Co. Ltd.	1,100	1,870,854
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	65,000	2,009,150
		4,776,208
SOFTWARE - 4.0%
HCL Technologies Ltd.	40,000	479,036
NetEase, Inc. - ADR	6,000	1,523,400
TravelSky Technology Ltd.	62,370	140,088
		2,142,524
TELECOMMUNICATIONS - 4.2%
BYD Electronic International Co. Ltd.	840,000	673,849
China Mobile Ltd.	60,000	675,118
Telekomunikasi Indonesia Persero Tbk PT	1,620,000	469,613
Vodacom Group Ltd.	40,000	448,099
		2,266,679
TRANSPORTATION - 1.8%
Rumo Logistica Operadora Multimodal SA *	300,000	715,319
Super Group Ltd. *	100,000	271,533
		986,852
WATER - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	30,000	299,003

TOTAL COMMON STOCK (Cost - $44,377,523)		51,598,377
Security	Shares	Value
PREFERRED STOCK - 2.9%
BANKS - 0.9%
Banco Bradesco SA	15,000	$155,940
Itau Unibanco Holding SA	29,500	349,260
		505,200
CHEMICALS - 1.0%
Braskem SA	50,000	517,255

HOLDING COMPANIES - DIVERSIFIED - 1.0%
Itausa - Investimentos Itau SA - Preference	190,000	560,556

TOTAL PREFERRED STOCK (Cost - $1,393,450)		1,583,011

EXCHANGE TRADED FUND - 0.7%
EQUITY FUNDS - 0.7%
iShares MSCI All Peru Capped ETF ^ (Cost - $299,207)	10,000	350,400

SHORT-TERM INVESTMENT - 1.8%
MONEY MARKET - 1.8%
First American Government Obligations Fund 0.27% +
(Cost - $984,094)	984,094	984,094

COLLATERAL FOR SECURITIES LOANED - 1.1%
Mount Vernon Prime Portfolio 0.96% + (Cost - $604,500)	604,500	604,500

TOTAL INVESTMENTS - 102.1% (Cost - $47,658,774) (a)		$55,120,382
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%		(1,149,155)
NET ASSETS - 100.0%		$53,971,227

ADR - American Depositary Receipt	ETF - Exchange Traded Fund

GDR - Global Depositary Receipt	NVDR - Non-Voting Depositary Receipt

*	Non-income producing security

^	All or a portion of these securities are on loan. Total loaned securities had a value of $597,360 at January 31, 2017.

+	Variable rate security. Interest rate is as of January 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,670,764 and differs from fair value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation:	$8,514,839
Unrealized Depreciation:	(1,065,221)
Net Unrealized Appreciation:	$7,449,618

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
January 31, 2017

Security	Shares	Value
COMMON STOCK - 98.0%
BANKS - 2.7%
Bank of the Ozarks ^	5,891	$323,239
FCB Financial Holdings, Inc. *	6,612	310,433
LegacyTexas Financial Group, Inc. ^	7,542	311,635
		945,307
BIOTECHNOLOGY - 1.4%
Exact Sciences Corp. * ^	18,747	355,256
Sage Therapeutics, Inc. * ^	2,951	141,589
		496,845
BUILDING MATERIALS - 1.7%
Forterra, Inc. *	14,261	274,382
Summit Materials, Inc. *	12,593	316,084
		590,466
COMMERCIAL SERVICES - 2.0%
Herc Holdings, Inc. *	6,630	329,312
Vantiv, Inc. *	5,831	362,921
		692,233
COMPUTERS - 4.5%
Globant SA *	9,106	301,864
KEYW Holding Corp. * ^	23,574	235,976
Kornit Digital Ltd. *	14,225	236,135
Luxoft Holding, Inc.	2,555	150,362
Mercury Systems, Inc. *	15,008	506,070
Vocera Communications, Inc. *	7,589	157,472
		1,587,879
COSMETICS - 0.7%
elf Beauty, Inc. * ^	10,159	253,569

DISTRIBUTION/WHOLESALE - 1.8%
Beacon Roofing Supply, Inc. *	6,538	286,168
SiteOne Landscape Supply, Inc. * ^	8,913	342,437
		628,605
DIVERSIFIED FINANCIAL SERVICES - 1.3%
WageWorks, Inc. * ^	6,509	469,624

ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Universal Display Corp. * ^	2,601	171,666

ELECTRONICS - 2.0%
ESCO Technologies, Inc.	5,501	320,158
Orbotech Ltd. *	11,094	387,070
		707,228
ENGINEERING & CONSTRUCTION - 2.2%
Granite Construction, Inc.	2,685	150,709
MasTec, Inc. *	8,021	298,782
Primoris Services Corp.	13,733	340,853
		790,344
ENTERTAINMENT - 2.8%
IMAX Corp. * ^	9,968	324,957
Red Rock Resorts, Inc.	13,451	315,829
Vail Resorts, Inc.	2,164	371,213
		1,011,999
FOOD - 1.1%
Hostess Brands, Inc. *	27,597	394,361

HEALTHCARE-PRODUCTS - 10.0%
Cerus Corp. * ^	51,381	218,883
CryoLife, Inc. *	17,116	325,204
Glaukos Corp. *	8,858	365,127
Security	Shares	Value

HEALTHCARE-PRODUCTS (CONTINUED) - 10.0%
Globus Medical, Inc. *	5,439	$143,372
ICU Medical, Inc. *	2,073	284,208
K2M Group Holdings, Inc. * ^	16,596	337,231
Merit Medical Systems, Inc. *	11,510	292,354
NuVasive, Inc. *	2,593	183,507
NxStage Medical, Inc. *	11,645	313,251
Penumbra, Inc. * ^	4,114	294,357
Repligen Corp. *	9,493	285,170
Spectranetics Corp. *	6,838	176,762
West Pharmaceutical Services, Inc. *	3,690	312,285
		3,531,711
HEALTHCARE-SERVICES - 0.9%
Surgery Partners, Inc. * ^	17,286	319,791

HOME BUILDERS - 2.7%
Installed Building Products, Inc. * ^	8,418	344,296
LGI Homes, Inc. * ^	9,324	289,603
TRI Pointe Group, Inc. *	27,291	334,861
		968,760
INTERNET - 9.5%
Etsy, Inc. *	31,655	399,170
Mimecast Ltd.	15,385	327,085
Proofpoint, Inc. * ^	3,474	278,476
Ringcentral, Inc. *	6,868	160,368
Shopify, Inc. * ^	7,365	374,289
Shutterstock, Inc. * ^	7,983	429,485
Splunk, Inc. * ^	2,805	162,297
The Trade Desk, Inc. * ^	11,395	337,976
Wix.com Ltd.*	5,752	302,268
Yelp, Inc. *	8,027	335,368
Zendesk, Inc. * ^	11,190	267,777
		3,374,559
LEISURE TIME - 1.0%
Planet Fitness, Inc.	16,486	346,865

METAL FABRICATE/HARDWARE - 0.9%
Mueller Water Products, Inc.	23,673	318,639

MINING - 1.4%
Fairmount Santrol Holdings, Inc. *	11,938	149,464
US Silica Holdings, Inc. ^	5,468	323,377
		472,841
MISCELLANEOUS MANUFACTURING - 1.8%
Fabrinet *	7,493	315,680
John Bean Technologies Corp.	3,609	311,637
		627,317
OIL & GAS - 3.2%
Callon Petroleum Co. * ^	18,942	289,434
Matador Resources Co. * ^	8,437	222,146
PDC Energy, Inc. * ^	3,817	282,229
Resolute Energy Corp. *	7,594	349,248
		1,143,057

OIL & GAS SERVICES - 1.1%
Keane Group, Inc. * ^	11,049	244,072
MRC Global, Inc. *	7,172	147,385
		391,457

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
January 31, 2017

Security	Shares	Value
PHARMACEUTICALS - 4.3%
Collegium Pharmaceutical, Inc. ^	18,199	$306,107
DexCom, Inc. * ^	2,158	170,806
Eagle Pharmaceuticals, Inc. * ^	4,173	288,813
Patheon NV *	13,329	382,409
PRA Health Sciences, Inc. *	6,380	373,804
		1,521,939
RETAIL - 3.1%
BMC Stock Holdings, Inc.*	14,833	277,377
Five Below, Inc. * ^	7,456	297,122
Ollie’s Bargain Outlet Holdings, Inc. ^	12,404	378,942
Wingstop, Inc. ^	5,581	158,891
		1,112,332
SAVINGS & LOANS - 0.8%
Sterling Bancorp. ^	12,062	287,679

SEMICONDUCTORS - 11.2%
Ambarella, Inc. ^	2,427	120,403
Advanced Micro Devices, Inc. * ^	32,123	333,116
Cavium, Inc. * ^	5,187	343,431
CEVA, Inc. *	9,623	340,173
Impinj, Inc. ^	8,744	307,876
Inphi Corp. * ^	7,219	330,775
MKS Instruments, Inc.	4,853	319,813
Mellanox Technologies Ltd.	7,379	349,396
Monolithic Power Systems, Inc.	4,460	389,090
Nanometrics, Inc. *	7,483	192,388
NVIDIA Corp.	3,012	328,850
Semtech Corp.	9,710	319,944
Silicon Motion Technology Corp. - ADR	7,304	285,586
		3,960,841
SOFTWARE - 15.3%
Box, Inc. * ^	9,434	161,038
Broadsoft, Inc. *	7,196	302,232
CommVault Systems, Inc. *	5,767	283,160
Coupa Software, Inc. *	10,865	282,381
Electronic Arts, Inc. * ^	5,302	442,346
Everbridge, Inc. * ^	17,008	314,138
Evolent Health, Inc.* ^	16,991	309,236
Five9, Inc. *	17,912	276,920
HubSpot, Inc. * ^	6,138	314,879
Medidata Solutions, Inc. *	5,595	277,176
MINDBODY, Inc. * ^	7,047	171,594
New Relic, Inc. *	6,153	222,739
Security	Shares	Value
SOFTWARE (CONTINUED) - 15.3%
Red Hat, Inc.*	4,262	$323,401
ServiceNow, Inc.*	4,312	390,753
Take-Two Interactive Software, Inc.*	8,211	440,520
Talend SA - ADR *	13,600	306,272
Twilio, Inc. * ^	10,453	301,360
Tyler Technologies, Inc. * ^	2,026	295,837
		5,415,982
TELECOMMUNICATIONS - 2.9%
Acacia Communications, Inc. * ^	3,985	231,807
Gigamon, Inc. *	8,239	273,123
Oclaro, Inc. * ^	36,218	355,299
Quantenna Communications, Inc. *	8,196	154,167
		1,014,396
TRANSPORTATION - 3.2%
Air Transport Services Group, Inc. *	18,710	301,792
Covenant Transportation Group, Inc. *	9,184	197,732
Old Dominion Freight Line, Inc. *	3,882	342,703
Swift Transportation Co. * ^	12,663	289,096
		1,131,323

TOTAL COMMON STOCK (Cost - $30,699,529)		34,679,615

SHORT-TERM INVESTMENT - 0.9%
MONEY MARKET FUND - 0.9%
Fidelity Institutional Money Market Funds -
Government Portfolio, 0.43% +	314,366	314,366
TOTAL SHORT-TERM INVESTMENT (Cost - $314,366)

COLLATERAL FOR SECURITIES LOANED - 31.8%
Mount Vernon Prime Portfolio, 0.96% + (Cost - $11,267,823)	11,267,823	11,267,823

TOTAL INVESTMENTS - 130.7% (Cost - $42,281,718)(a)		$46,261,804
LIABILITIES LESS OTHER ASSETS - (30.7)%		(10,854,658)
NET ASSETS - 100.0%		$35,407,146

^	All or a portion of these securities are on loan. Total loaned securities had a value of $11,069,213 at January 31, 2017.

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of January 31, 2017.

ADR - American Depositary Receipt.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $42,424,828 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$4,519,231
Unrealized Depreciation	(682,255)
Net Unrealized Appreciation	$3,836,976

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds
January 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate). U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price.

Equity swaps are valued at the last reported sale price at the close of the exchange on which the underlying security is primarily traded. If no sale price is reported, the mean between the current bid and ask price or in the absence of a sale, at mean between current bid and cash price.

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation, or in the absences of a last sale at the mean between the bid and ask price. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Equity securities issued by foreign companies are fair valued on a daily basis using prices received from an independent pricing service.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2017

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of January 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Floating Rate Bond

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$171,631	$—	$—	$171,631
Exchange Traded Funds	1,093,586	—	—	1,093,586
Bank Loans *	—	108,921,054	—	108,921,054
Bonds & Notes *	—	7,775,337	—	7,775,337
Asset Backed Securities	—	1,978,268	—	1,978,268
Private Placements	—	267,300	—	267,300
Rights	15,554			15,554
Short-Term Investment	8,816,283	—	—	8,816,283
Collateral for Securities Loaned	979,465			979,465
Total Investments	$11,076,519	$118,941,959	$—	$130,018,478

Monthly Distribution

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$236,817,896	$—	$—	$236,817,896
Rights	125,332	—	—	125,332
Warrants	28,700	—	—	28,700
Closed-End Funds	10,653,106	—	—	10,653,106
Preferred Stock *	4,610,389	—		4,610,389
Bonds & Notes *	—	21,778,457	—	21,778,457
Bank Loans	—	2,552,091	—	2,552,091
Purchased Call Options	6,308	—	—	6,308
Purchased Put Options	1,237,971	—	—	1,237,971
Short-Term Investments	14,127,315	—	—	14,127,315
Collateral for Securities Loaned	9,373,208	—	—	9,373,208
Total Investments	$276,980,225	$24,330,548	$—	$301,310,773
Derivatives
Forward Currency Exchange Contracts	$—	$19,070	$—	$19,070
Equity Swap Contracts	—	1,163,398	—	1,163,398
Total Derivatives	$—	$1,182,468	$—	$1,182,468
Liabilities
Securities Sold Short	$37,882,323	$—	$—	$37,882,323
Preferred Stock Short	1,778,387	—	—	1,778,387
Exchange Traded Funds Short	931,963	—	—	931,963
Total Investments	$40,592,673	$—	$—	$40,592,673
Derivatives
Written Options	$8,663,002	$—	$—	$8,663,002
Equity Swap Contracts	—	481,094	—	481,094
Forward Currency Exchange Contracts	—	147,524	—	147,524
Total Derivatives	$8,663,002	$628,618	$—	$9,291,620

Corporate/Government Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$31,001,290	$—	$31,001,290
Foreign Government Bonds	—	277,513	—	277,513
Municipal	—	1,965,248	—	1,965,248
U.S. Government & Agency	—	15,578,430	—	15,578,430
Bank Loans	—	2,433,697	—	2,433,697
Preferred Stock *	316,008	—	—	316,008
Short-Term Investments	1,608,590	—	—	1,608,590
Collateral for Securities Loaned	7,425,296	—	—	7,425,296
Total Investments	$9,349,894	$51,256,178	$—	$60,606,072

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2017

Dynamic Macro

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,933,874	$—	$—	$17,933,874
Purchase Options	4,699,351	—	—	4,699,351
Short-Term Investments	12,532,919	—	—	12,532,919
Collateral for Securities Loaned	5,627,296	—	—	5,627,296
Total Investments	$40,793,440	$—	$—	$40,793,440
Derivatives
Futures	456,815	—	—	456,815
Total Assets	$41,250,255	$—	$—	$41,250,255
Liability-Derivatives
Futures	$182,028	—	—	$182,028
Written Put Future Option	9,692	—	—	9,692
Total Liabilities	$191,720	$—	$—	$191,720

High-Yield Bond

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$—	$93,415,814	$—	$93,415,814
Short-Term Investment	3,501,818	—	—	3,501,818
Collateral for Securities Loaned	22,131,048	—	—	22,131,048
Total Investments	$25,632,866	$93,415,814	$—	$119,048,680

International Opportunity Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$11,248,824	$—	$11,248,824
Foreign Government Bonds	—	15,718,647	—	15,718,647
Mortgage Backed Securities	—	203,860	—	203,860
Whole Loan Collateral		243,391		243,391
Short-Term Investments	786,390	—	—	786,390
Total Investments	$786,390	$27,414,722	$—	$28,201,112
Derivatives
Futures	$55,105	$—	$—	$55,105
Forward Currency Contracts	—	241,702	—	241,702
Total Derivatives	$55,105	$241,702	$—	$296,807
Total Assets	$841,495	$27,656,424	$—	$28,497,919
Liabilities-Derivatives
Futures	$19,936	$—	$—	$19,936
Forward Currency Contracts	—	161,721	—	161,721
Total Derivatives	$19,936	$161,721	$—	$181,657

Appreciation & Income

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,136	$—	$—	$4,136
Convertible Bonds *	—	16,396,738	$—	$16,396,738
Preferred Stock *	4,310,927	—	—	4,310,927
Short-Term Investment	205,843	—	—	205,843
Collateral for Securities Loaned	1,337,148	—	—	1,337,148
Total Investments	$5,858,054	$16,396,738	$—	$22,254,792

Alternative Dividend

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$25,991,880	$—	$—	$25,991,880
Exchange Traded Funds	5,966,153	—	—	5,966,153
Purchased Call Options	126,862			126,862
Purchased Put Options	448,364			448,364
Short-Term Investments	1,287,618	—	—	1,287,618
Total Investments	$33,820,877	$—	$—	$33,820,877

Large Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$55,894,405	$—	$—	$55,894,405
Short-Term Investments	869,482	—	—	869,482
Collateral for Securities Loaned	13,241,034	—	—	13,241,034
Total Investments	$70,004,921	$—	$—	$70,004,921

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2017

Focused Large Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$65,518,982	$—	$—	$65,518,982
Short-Term Investment	$1,456,737			1,456,737
Collateral for Securities Loaned	16,432,367	—	—	16,432,367
Total Investments	$83,408,086	$—	$—	$83,408,086

International Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$23,496,827	$66,817,227	$—	$90,314,054
Preferred Stock *	358,130	1,081,482	—	1,439,612
Short-Term Investments	1,704,168	—	—	1,704,168
Collateral for Securities Loaned	2,432,036	—	—	2,432,036
Total Investments	$27,991,161	$67,898,709	$—	$95,889,870
Derivatives
Forward Currency Exchange Contracts	—	5,744	—	5,744
Total Assets	$27,991,161	$67,904,453	$—	$95,895,614
Liabilities - Derivatives
Forward Currency Exchange Contracts	$—	$15	$—	$15

Real Estate Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$410,688	$—	$—	$410,688
REITS *	31,353,248	—	—	31,353,248
Short-Term Investment	125,181	—	—	125,181
Collateral for Securities Loaned	9,477,278	—	—	9,477,278
Total Investments	$41,366,395	$—	$—	$41,366,395

Small Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$25,900,533	$—	$—	$25,900,533
Short-Term Investments	164,722	—	—	164,722
Collateral for Securities Loaned	7,682,857	—	—	7,682,857
Total Investments	$33,748,112	$—	$—	$33,748,112

Emerging Markets Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$18,420,928	$33,177,449	$—	$51,598,377
Exchange Traded Funds	350,400	—	—	350,400
Preferred Stock	1,583,011	—	—	1,583,011
Short-Term Investments	984,094	—	—	984,094
Collateral for Securities Loaned	604,500	—	—	604,500
Total Investments	$21,942,933	$33,177,449	$—	$55,120,382

Small Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$34,679,615	$—	$—	$34,679,615
Short-Term Investment	314,366	—		314,366
Collateral for Securities Loaned	11,267,823	—		11,267,823
Total Investments	$46,261,804	$—	$—	$46,261,804

*	See each Fund’s Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Foreign Currency Translations The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2017

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Options – Monthly Distribution and Dynamic Macro are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

Futures Contracts – International Opportunity Bond and Dynamic are subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. International Opportunity Bond may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to International Opportunity Bond since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2017

Swap Agreements – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may enter into various swap transactions for investment purposes to manage equity risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of January 31, 2017 categorized by risk exposure:

	Unrealized Gain/(Loss) at 1/31/2017

		International
Risk Exposure Category	Monthly Distribution	Opportunity Bond	Dynamic Macro	International Stock
Commodity contracts	$—	$—	$—	$—
Equity contracts	(37,200,019)	—	171,609	—
Currency contracts	903,554	79,981	—	5,729
Interest rate contracts	—	35,169	103,178	—
Total	$(36,296,465)	$115,150	$274,787	$5,729

The notional value of the derivative instruments outstanding as of January 31, 2017 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity.

Securities Lending – The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current Market Value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held as collateral, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.

The amount shown in Schedule of Investments of the Funds presents financial instruments that are subject to enforceable netting arrangements as of January 31, 2017.

Underlying Investment in Other Investment Companies – Dynamic Macro and Small Cap Value currently invest a portion of their assets in SPDR S&P 500 ETF Trust and Mount Vernon Prime Portfolio, respectively. Dynamic Macro may redeem its investment from SPDR S&P 500 ETF Trust Class and Small Cap Value may redeem its investment from Mount Vernon Prime Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Dynamic Macro and Small Cap Value may be directly affected by the performance of the SPDR 500 ETF Trust and Mount Vernon Prime Portfolio, respectively. The financial statements of the SPDR S&P 500 ETF Trust and Mount Vernon Prime Portfolio , including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of January 31, 2017 the percentage of Dynmaic Macro’s net assets invested in the SPDR S&P 500 ETF Trust was 27.3%. As of January 31, 2017 the percentage of Small Cap Value’s net assets invested in the Mount Vernon Prime Portfolio was 29.5%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 3/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 3/30/17

By (Signature and Title)

/s/Denise Iverson

Denise Iverson, Principal Financial Officer/Treasurer

Date 3/30/17